As filed with the Securities and Exchange Commission on June 10, 2022
File No. 333-255884
File No. 811-23661

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

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Post-Effective Amendment No. 16
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and
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940

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Amendment No. 18
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HARBOR ETF TRUST
(Exact name of Registrant as Specified in Charter)

111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606
(Address of Principal Executive Offices)
(312) 443-4400
(Registrant’s Telephone Number, including Area Code)

CHARLES F. MCCAIN, ESQ. Harbor ETF Trust 111 South Wacker Drive – 34th Floor Chicago, Illinois 60606	CHRISTOPHER P. HARVEY, ESQ. Dechert LLP One International Place – 40th Floor 100 Oliver Street Boston, Massachusetts 02110
(Name and address of Agents for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement
It is proposed that this filing will become effective (check appropriate box)
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immediately upon filing pursuant to paragraph (b)
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on     pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a)(1)
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on     pursuant to paragraph (a)(1)
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75 days after filing pursuant to paragraph (a)(2)
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on     pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
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this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of the Harbor Energy Transition Strategy ETF

Prospectus
Harbor Energy Transition Strategy ETF
June 10, 2022
Fund	Exchange	Ticker

Harbor Energy Transition Strategy ETF	NYSE Arca, Inc.	RENW
The Securities and Exchange Commission (SEC) and the Commodity Futures Trading Commission (CFTC)  have not approved the Fund’s shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

No financial highlights exist for Harbor Energy Transition Strategy ETF, which had not commenced operations as of the date of this Prospectus.

Harbor Energy Transition Strategy ETF

Fund Summary
Investment Objective
The Fund seeks to provide investment results that correspond, before fees and expenses, to the performance of the Quantix Energy Transition index (the “Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[1],[2]	0.00%
Total Annual Fund Operating Expenses	0.80%
1 Pursuant to the Investment Advisory Agreement, the Adviser pays all of the operating expenses of the Fund (inclusive of any expenses of a wholly owned subsidiary of the Fund), except for (i) the fee payment under the Investment Advisory Agreement; (ii) payments under the Fund’s 12b-1 plan (if any); (iii) the costs of borrowing, including interest and dividend expenses; (iv) taxes and governmental fees; (v) acquired fund fees and expenses; (vi) brokers’ commissions and any other transaction-related expenses and fees arising out of transactions effected on behalf of the Fund; (vii) costs of holding shareholder meetings; and (viii) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
2 “Other Expenses” are based on estimated amounts for the current fiscal year.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
One Year	Three Years
$82	$255

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other financial instruments (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund had not commenced operations as of the date of this Prospectus and no portfolio turnover rate existed at the time of this publication.
Principal Investment Strategy
The Fund seeks to provide investment results that correspond, before fees and expenses, to the performance of the Index, which was developed by Quantix Commodities LP (“Quantix” or the “Subadviser”), the Fund’s subadviser, and is owned by its affiliate, Quantix Commodities Indices LLC (“QCI” or the “Index Provider”). The Index is composed of futures contracts on physical commodities associated with the accelerating transition from carbon-intensive energy sources, such as petroleum, crude oil and thermal coal, to less carbon-intensive sources of energy, such as natural gas, ethanol, wind power, and solar power. The Index is constructed using QCI’s proprietary quantitative methodology, as described below.
Under normal market conditions, the Index contains at least [10] commodity futures traded on exchanges in the United States (U.S.), Canada, United Kingdom (U.K.) and other European exchanges, determined based upon liquidity and ability to be traded in a cost-efficient manner, as determined by the Index Provider. A commodity futures contract is a legal agreement to buy or sell a particular commodity (for example, metals or agricultural products) at a predetermined price at a specified time in the future. Commodity futures that provide exposure to the energy transition theme are considered component candidates for inclusion in the Index. The commodities that comprise the Index serve one of the three purposes associated with the theme: (1) they are used to construct the new energy infrastructure (for example, copper, aluminum, and silver); (2) they are “bridge fuels” that are less carbon-intensive and will provide energy between now and the net-zero state (for example, natural gas); or (3) they incentivize investment in the new energy infrastructure (for example, carbon credits).
As of the date of this Prospectus, the following commodity futures are eligible for inclusion in the Index: copper, aluminum, nickel, zinc, lead, natural gas (U.S.), natural gas (U.K.), natural gas (Europe), silver, palladium, platinum, soybean oil, ethanol, emissions – European Union Allowances (EUA), and emissions - California Carbon Allowances (CCA).
Commodity futures from the component candidates are selected for the Index and weighted based on the Index Provider’s quantitative methodology, which involves two steps:
Step 1: For each eligible commodity contract, the Index Provider calculates the economic significance weight, or economic importance within the overall universe, based upon level of trading. Specifically, economic significance weight is calculated using a rolling average of the open interest (i.e., the total number of outstanding contracts that have not been settled) in each futures contract relative to the sum of the open interest of the eligible universe, based on information published by the applicable futures exchanges.
Step 2: The Index Provider applies maximum sector weights and maximum and minimum commodity weights to ensure diversification within the Index.
The Index includes provisions for rolling futures contracts as they approach maturity based on a predetermined schedule. “Rolling” means selling a futures contract as it nears its expiration date and replacing it with a new futures contract that has a later expiration date. If the price for the new futures contract is lower than the price of the expiring contract, then the market for the commodity is said to be in “backwardation.” In these markets, roll returns are positive. The term “contango” is used to describe a market in which the price for a new futures contract is higher than the price of the expiring contract. In these markets, roll returns are

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Fund Summary
Harbor Energy Transition Strategy ETF

negative. The Index may include foreign currency denominated commodity futures contracts. Because the Index is not designed to generate returns from changes in foreign exchange rates, the Index methodology provides for the conversion of futures prices from local currencies into U.S. dollars and hedging the local currency exposure into U.S. dollars.
The Index is calculated on a “total return” basis, meaning that the returns of the futures contracts included in the Index are combined with the returns on cash collateral invested in 13-week U.S. Treasury Bills. Under normal circumstances, the Index is reconstituted monthly. QCI, as provider of the Index, is responsible for Index construction. The Index has been licensed to the Adviser by QCI and is calculated, published and distributed by Solactive AG (“Solactive”), the Index calculation agent. The Subadviser is responsible for the day-to-day management of the Fund’s assets in accordance with the Fund’s investment objective, subject to the oversight of Harbor Capital Advisors, Inc. (“Harbor Capital” or the “Adviser”).
The Fund seeks to achieve its investment objective primarily by investing, through its Subsidiary (as defined below), in one or more excess return swaps on the Index. Excess return swaps are derivative contracts between two parties who exchange the return from a financial asset between them. The Fund will make payments to a swap dealer counterparty based on a set rate in exchange for payments based on the returns of the futures contracts comprising the Index. If the returns on those futures contracts are positive, the counterparty will pay the Fund; in the event that the returns are negative, the Fund will make payments to the counterparty. The swaps may be terminated by the Subadviser at any time. The Fund also holds U.S. Treasury securities, cash and/or money market funds, which may be used as collateral for the Fund’s derivatives holdings or to generate interest income and capital appreciation on the cash balances arising from its use of derivatives (thereby providing a “total return” investment in the underlying commodity futures contracts). Under normal circumstances, the Fund invests (directly or through its Subsidiary) at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments and short-term investments that taken together are designed to provide investment results that correspond, before fees and expenses, to the performance of the Index.
The Fund may invest in commodity futures contracts if it at any time it is impractical or inefficient to gain full or partial exposure to a commodity through the use of excess return swaps, including on a different commodity (including commodities not included in the Index) that the Subadviser believes will help the Fund achieve its investment objective.
Although the Index applies certain maximum sector and commodity weights, a significant portion of the Index may consist of a particular sector or commodity. In such instances, the Fund is expected to have significant exposure to that sector or commodity. As of the date of this Prospectus, a significant portion of the Index consists of, and therefore the Fund has significant exposure to, the base metals and natural gas sectors. Base metals, such as copper, aluminum, zinc, and lead, are common metals used in industry or manufacturing excluding iron-containing metals and alloys or precious metals, such as gold or silver.
The Fund will invest up to 25% of its total assets, as determined at the end of each fiscal quarter, in a wholly owned and controlled subsidiary (the “Subsidiary”) organized under the laws of the Cayman Islands. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to commodity returns within the limits of the federal tax laws, which limit the ability of investment companies such as the Fund to invest directly in such instruments.
The Subsidiary has the same investment objective and will follow the same general investment policies and restrictions as the Fund. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivative instruments. The Subsidiary’s investment in derivative instruments, including excess return swaps, may have a leveraging effect on the Fund because of the leverage inherent in the use of derivatives. Except as noted, references to the Fund’s investment strategies and risks include those of its Subsidiary. The Subsidiary is advised by the Adviser and subadvised by the Subadviser.
The Fund is classified as non-diversified, which means the Fund may invest in the securities of a smaller number of issuers than a diversified fund.
Principal Risks
Investors considering an investment in the Fund should be prepared to accept significant volatility in the Fund’s performance, particularly over shorter time periods. The Fund is not intended to serve as a core holding in an investor’s portfolio but instead should represent only a small portion of an investor’s overall diversified portfolio. Investors considering an investment in this Fund should be sure they carefully read and understand the investment strategies employed and the heightened risks associated with those strategies.
There is no guarantee that the investment objective of the Fund will be achieved. Commodities and commodity-linked derivative instruments can be significantly more volatile than other securities, such as stocks or bonds. Similarly, the Index can be significantly more volatile than broad market equity and fixed income indices. The value of your investment in the Fund may go down, which means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks impacting the Fund (in alphabetical order after the first nine) include:
Commodity Risk: The Fund has exposure to commodities through its and/or the Subsidiary’s investments in commodity-linked derivative instruments. Commodity prices are generally affected by, among other factors, the cost of producing, transporting and storing commodities, changes in consumer or commercial demand for commodities, the hedging and trading strategies of producers and consumers of commodities, speculative trading in commodities by commodity pools and other market participants, disruptions in commodity supply, weather, political and other global events, global economic factors and government intervention in or regulation of the commodity or commodity futures markets. The Fund may concentrate its assets in a particular sector of the commodities market (such as metal, gas or emissions products) in order to seek to track the Index. As a result, the Fund may be more susceptible to risks associated with those sectors.
Excess Return Swaps Risk: Excess return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Excess return swaps can have the potential for unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
Index Construction Risk: Quantix selects a limited number of commodity futures contracts for the Index based on its proprietary methodology. The theories and assumptions upon which Quantix bases the Index and/or the methodology used in constructing the Index may be inaccurate. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. QCI’s assessment of a commodity and/or futures contract may differ from that of another investor or investment manager. Errors in the construction or calculation of the Index may occur from time to time and any such errors

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Fund Summary
Harbor Energy Transition Strategy ETF

may not be immediately identified and corrected by QCI or Solactive, respectively, which may have an adverse impact on the Fund and its shareholders. There is no guarantee that the construction methodology will accurately provide the intended exposure. The Index methodology may result in omission of commodities that are otherwise relevant to the energy transition theme because such commodities do not have futures markets or have futures markets that are illiquid. In addition, the supply and demand dynamics of commodities included in the Index may be influenced by various factors unrelated to the Index’s energy transition theme.
Sector Risk: To the extent that the Fund has significant exposure to a particular sector or commodity, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that sector or commodity will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or commodities.
Index Tracking Risk: The Fund is not expected to track the performance of the Index at all times with perfect accuracy. The Fund’s return may not track the performance of the Index for a number of reasons. For example, tracking error may occur because of differences between the securities and other financial instruments held in the Fund’s portfolio and those included in the Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs incurred by the Fund, or the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest. Any transaction costs and market exposure arising from rebalancing the Fund’s portfolio to reflect changes in the composition of the Index will be borne directly by the Fund and its shareholders. The Fund may not be able to invest in certain securities due to legal restrictions, potential adverse tax consequences or other regulatory reasons. The risk that the Fund may not track the performance of the Index may be magnified during times of heightened market volatility or other unusual market conditions. Index ETFs that track indices with significant weight in futures contracts issuers may experience higher index tracking risk than other ETFs that do not track such indices.
Index Strategy Risk: The Fund is managed to seek to track, before fees and expenses, the performance of the Index. As a result, the Adviser will not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Thus, based on market and economic conditions, the Fund’s performance could be lower than funds that actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more securities or other financial instruments.
Authorized Participant Concentration/Trading Risk: Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the shares. This risk may be heightened to the extent that securities or other financial instruments held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for shares, and shares may be more likely to trade at a premium or discount to the Fund’s net asset value and to face trading halts and/or delisting. This risk may be heightened during periods of volatility or market disruptions.
Premium/Discount Risk: The market price of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for shares on the Exchange. The Adviser cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. This may result in the Fund’s shares trading significantly above (premium) or below (discount) the Fund’s net asset value, which will be reflected in the intraday bid/ask spreads and/or the closing price of shares as compared to net asst value. However, given that shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of shares should not be sustained. During stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s shares and their net asset value.
Energy Transition Risk: The commodities included in the Index may become less representative of energy transition trends over time depending upon industry trends, global market conditions, demand constraints, and technological advancements in energy production and renewable energy sources. The Fund’s investments may be significantly impacted by government and corporate policies related to the use of renewable energy technologies, such as electric vehicles, and power sources, such as solar, wind and hydrogen. These investments may also be negatively impacted by the policies and practices of governments, intergovernmental organizations, or corporations that promote or benefit fossil-based systems of energy production; reduced availability of renewable energy sources; slowdowns in new construction; seasonal weather conditions, extreme weather or other natural disasters; and threats of attack by terrorists on renewable energy assets.
Base Metals Risk: The price of base metals, such as copper, aluminum, nickel, zinc, and lead, can be impacted by overall market movements, changes in interest rates, energy and commodity prices, the global supply and demand for metals, factors that impact metal production, technological advances in the processing and mining of metals, and changes in economic and/or political conditions that may impact the price of metals and metals futures contracts.
Cash Transactions Risk: The Fund will effect some or all of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects all of its creations and redemptions in-kind. Because the Fund may effect redemptions for cash, it may be required to sell portfolio securities or other financial instruments in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities or other financial instruments may result in capital gains or losses and may also result in higher brokerage costs. To the extent costs are not offset by transaction

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Fund Summary
Harbor Energy Transition Strategy ETF

fees charged by the Fund to APs, the costs of cash transactions will be borne by the Fund.
Commodity-Linked Derivatives Risk: The Fund’s investments in commodity-linked derivative instruments (either directly or through the Subsidiary) and the tracking of an Index comprised of commodity futures may subject the Fund to significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by prevailing spot prices for the underlying commodity, supply and demand, market activity, liquidity, economic, financial, political regulatory, geographical, biological or judicial events, and the general interest rate environment. Commodity-linked derivatives are subject to the risk that the counterparty to the transaction, the exchange or trading facility on which they trade, or the applicable clearing house may default or otherwise fail to perform. If all or a significant portion of the futures contracts reflected in the Index were to reach a negative price, you could lose your entire investment. Each trading facility on which the derivatives are traded has the right to suspend or limit trading in the instruments that it lists. Certain of the futures contracts in which the Fund may invest trade on non-U.S. exchanges that impose different requirements than U.S. exchanges. These futures contracts may be subject to additional risks, including greater price volatility, temporary price aberrations and the potential imposition of limits that constrain appreciation or cause depreciation of the prices of such futures contracts, as well as different and longer settlement periods. The Fund will incur certain costs as a result of its use of derivatives. The Fund’s use of commodity-linked derivatives may also have a leveraging effect on the Fund’s portfolio. Leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the Fund otherwise would have had. The Fund is required to post margin in respect to its holdings in derivatives.
Counterparty Risk: A counterparty may be unwilling or unable to meet its contractual obligations. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults ion its payment obligations to the Fund, the value of an investment held by the Fund may decline. The Fund may also not be able to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral if such remedies are stayed or eliminated under special resolutions adopted in the United States or other jurisdictions.
In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Counterparties may be less willing to enter into transactions in stressed or volatile market conditions or may alter the terms they are willing to accept in such conditions. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund, which may cause the Fund not to be able to achieve its investment objective or to change its investment objective.
Energy Sector Risk: The performance of energy-related commodities, including natural gas, is generally cyclical and highly dependent on energy prices. The market value of energy-related commodities may decline for many reasons, including, among others: changes in energy prices, exploration and production spending, and energy supply and demand; global political changes; terrorism, natural disasters and other catastrophes; changes in exchange rates; and government regulations, taxation policies, and energy conservation efforts. The energy sector has recently experienced increased volatility.
Emissions-Related Credits Risk: The Fund’s performance may be more volatile as a result of its investments in emissions-related credits. Emissions-related credit prices may be affected by any number of factors, including, among others: technology; climate change, natural disasters and other catastrophes; changes in exchange rates; global political changes, and government regulations.
Foreign Currency Risk: Because the Index may include futures contracts denominated in foreign currencies, the Fund could be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Although the Index methodology provides for hedging of foreign currency exposure, there is no guarantee that such hedging will be successful.
Geopolitical Risk: Geopolitical events may disrupt securities and commodity markets and adversely affect global economies. War, terrorism, sanctions, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Recent geopolitical events have led and are expected to continue to lead to instability in certain of the markets in which the Fund invests. During global market disruptions, the Fund’s exposure to the other risks described in this Prospectus will likely increase. Market disruptions can also prevent the Fund from implementing its investment strategies for a period of time and achieving its investment objective. For example, a market disruption may adversely affect the orderly functioning of the securities or commodity markets and may cause the Fund’s derivatives counterparties to discontinue offering derivatives on some underlying securities, reference rates, or indices, or to offer them on a more limited basis.
Interest Rate Risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the Fund to sell its fixed income securities when the Subadviser may wish to sell or must sell to meet redemptions. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or the Fund may be unable to maintain positive returns or minimize the volatility of the Fund’s net asset value per share. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments.
Investment in Other Investment Companies Risk: Investments in other investment companies (including money market funds) are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of the investment companies.
Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities or other financial instruments held by the Fund, sometimes rapidly or unpredictably. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
New Fund Risk: There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Board of Trustees may liquidate the Fund at any time in accordance

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Fund Summary
Harbor Energy Transition Strategy ETF

with the Declaration of Trust and governing law. As a result, the timing of the Fund’s liquidation may not be favorable.
New Index Risk: The Index was created by and is owned and maintained by the Index Provider, and it has not previously been utilized for a registered fund, which may create additional risks for investing in the Fund. There can be no guarantee that the Index will operate as intended during volatile market conditions or over the course of a full market cycle.
Non-Diversification Risk: Because the Fund is non-diversified and may invest a greater percentage of its assets in securities of a single issuer, and/or invest in a relatively small number of issuers, it is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio.
Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary generally are similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940 (the “Investment Company Act”), and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the Investment Company Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information and could adversely affect the Fund.
Tax Risk: The ability of the Fund to gain commodity exposure as contemplated may be adversely affected by future legislation, regulatory developments, interpretive guidance or other actions by the Internal Revenue Service (“IRS”) or the Treasury Department
U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s exposure to U.S. Treasury obligations to decline.
Performance
Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain performance information, please visit the Fund’s website at harborcapital.com or call 800-422-1050.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc. (“Harbor Capital”)

Subadviser
Quantix Commodities LP (“Quantix”) has subadvised the Fund since 2022.

Portfolio Manager
The  portfolio manager is  primarily responsible for the day-to-day investment decision making for the Fund.
Matthew Schwab Quantix Commodities LP
Mr. Schwab is a Portfolio Manager at Quantix and has served as a portfolio manager for the Fund since July 2022.

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Fund Summary
Harbor Energy Transition Strategy ETF

Buying and Selling Fund Shares
Individual Fund shares may only be bought and sold in the secondary market through a broker or dealer at a market price. Shares of the Fund are listed and traded on an exchange at market price throughout the day rather than at NAV and may trade at a price greater than the Fund’s NAV (premium) or less than the Fund’s NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling Fund shares in the secondary market (the “bid-ask spread”). Recent information, including information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spread, is available at harborcapital.com.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
The Fund and/or its related companies may pay intermediaries, which may include banks, broker-dealers, or financial professionals, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

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Additional Information about the Fund’s Investments

Investment Objective
Harbor ETF Trust’s Board of Trustees (the “Board of Trustees”) may change the Fund’s investment objective without shareholder approval.

Investment Policies
The 80% investment policy of Harbor Energy Transition Strategy ETF may be changed by the Fund upon 60 days’ advance notice to shareholders.

Indexing and Index Description
INDEXING
Harbor Energy Transition Strategy ETF utilizes indexing. Indexing is an investment strategy for tracking the performance of a specified index. An index is a group of securities or other financial instruments that represents and measures the performance of a particular market. Indexes can represent entire markets or market segments. Investors cannot invest directly in an index. Index funds hold securities or other financial instruments that are representative of an entire index, so that the performance rises and falls alongside that index.
The index provider is responsible for determining the composition of the index, including the securities or other financial instruments held and their relative weightings. Generally, the index provider does not provide any warranty, or accept any liability, with respect to the quality, accuracy or completeness of the index or its related data. The index provider may make errors from time to time, which may not be identified by the index provider for a period of time or at all. The gains, losses or costs associated with the index provider’s errors will generally be borne by the index fund and its shareholders.
An index fund seeks to hold all, or a representative sample, of the securities or other financial instruments that comprise or otherwise track its target index and attempt to mirror the target index’s performance, for better or worse. However, an index fund generally does not perform exactly like its target index. An index fund’s operating expenses and transaction costs will impact the performance of an index fund relative to its target index. The timing and size of cash flows, the size of the fund and other factors may also impact the ability of an index fund to match its performance to that of its target index.
The Quantix Energy Transition Index
The Quantix Energy Transition Index was developed by Quantix with the objective of providing diversified exposure to the building blocks of the accelerating transition from carbon-intensive energy sources to less carbon intensive sources of energy using commodity futures. The commodities that comprise the Index serve one of three purposes associated with the them: (1) they are used to construct the new energy infrastructure (for example, copper, aluminum, and silver); (2) they are “bridge fuels” that are less carbon-intensive and will provide energy between now and the net-zero state (for example, natural gas); or (3) they incentivize investment in the new energy infrastructure (for example, carbon credits). Commodity futures that provide exposure to the energy transition theme are considered component candidates for inclusion in the Index. The investment universe of component candidates for the Index consists of futures contracts traded on an exchange in either the United States, Canada, United Kingdom or Europe on the following commodities: copper, aluminum, nickel, zinc, lead, natural gas (U.S.), natural gas (U.K.), natural gas (Europe), silver, palladium, platinum, soybean oil, ethanol, emissions – European Union Allowances (EUA), and emissions - Capital Cost Allowances (CCA). This selection of commodities is fixed as of the date of this Prospectus but is subject to periodic review by QCI. Under normal conditions, the Index maintains exposure to at least [10] commodities from its eligible universe.
Commodity futures from the component candidates are selected for the Index and weighted based on the Index Provider’s quantitative methodology, which involves two steps:
◾
Step 1: For each eligible commodity contract, the Index Provider calculates the economic significance weight, or economic importance within the overall universe, based upon level of trading. Specifically, economic significance weight is calculated using a rolling average of the open interest (i.e., the total number of outstanding contracts that have not been settled) in each futures contract relative to the sum of the open interest of the eligible universe, based on information published by the applicable futures exchanges.
◾
Step 2: The Index Provider applies maximum sector weights and maximum and minimum commodity weights to ensure diversification within the Index.
The Index may include foreign currency denominated commodity futures contracts. Because the Index is a commodity index that is not designed to generate returns from changes in foreign exchange rates, the Index methodology provides for the conversion of futures prices from local currencies into U.S. dollars and hedges local currency exposure back into U.S. dollars.
The Index is calculated on a “total return” basis, meaning that the returns of the futures contracts included in the Index are combined with the returns on cash collateral invested in 13-week U.S. Treasury Bills. The Index includes provisions for the replacement of futures contracts as they approach maturity based on a predetermined schedule.

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Additional Information about the Fund’s Investments

The Index Provider determines the commodity futures contracts to be included in the Index for the following year on an annual basis and the Index is reweighted monthly based on open interest of the constituent commodity futures contracts.
QCI has licensed the Index to the Adviser. Harbor Energy Transition Strategy ETF is entitled to use the Index pursuant to a sub-licensing arrangement with the Adviser at no charge to the Fund. QCI makes no representation or warranty, express or implied, to the owners of Shares of the Fund or any member of the public regarding the advisability of investing in securities or other financial instruments generally or in the Shares of the Fund particularly or the ability of the Index to track the performance of its respective securities market. QCI, in its role as Index Provider, has no obligation to take the needs of the Adviser or the owners of Shares of the Fund into consideration in determining or composing the Index. QCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Shares of the Fund to be issued or in the determination or calculation of the equation by which the Shares of the Fund are to be converted into cash.
Quantix has entered into an agreement with Solactive AG (“Solactive”) to calculate, publish and distribute the Index. The Fund is not sponsored, promoted, sold or supported in any other manner by Solactive nor does Solactive offer any express or implicit guarantee or assurance either with regard to the results of using the Index and/or its trademark or price at any time or in any other respect. Solactive uses its best efforts to ensure that the Index is calculated correctly. Solactive has no obligation to point out errors in the Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Index by Solactive constitutes a recommendation by Solactive to invest capital in the Fund nor does it in any way represent an assurance or opinion of Solactive with regard to any investment in the Fund. Solactive is not affiliated with Quantix, QCI or the Adviser. Harbor Capital does not provide any warranty or guarantee against errors made by Quantix in constructing the Index or Solactive in calculating the Index. Information regarding the Index is available at http://www.solactive.com.
The Fund reserves the right to substitute a different index for the Index if the Index is discontinued, if the Adviser’s agreement with the Index Provider is terminated, or for any other reason determined in good faith by the Board of Trustees.

Principal Investments
The Fund’s principal investment strategies are described in the Fund Summary section.
The main risks associated with investing in the Fund are summarized in the Fund Summary section at the front of this Prospectus.
For additional risk factors that are not discussed in this Prospectus because they are not considered main risk factors, see Harbor ETF Trust’s Statement of Additional Information.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s shares will go up and down in price, meaning that you could lose money by investing in the Fund. Many factors influence a fund’s performance and the Fund’s investment strategy may not produce the intended results.
More detailed descriptions of certain of the main risks and additional risks of the Fund are described below.
DERIVATIVE INSTRUMENTS
The Fund invests in derivatives to gain exposure to the commodity futures that comprise the Index.
In general, a derivative instrument will obligate or entitle the Fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index, or other asset. Examples of derivatives are futures contracts, options, forward contracts, hybrid instruments, swaps, caps, collars and floors.
Harbor Energy Transition Strategy ETF seeks to gain exposure to the commodity markets primarily through investments in excess return swaps. Excess return swaps are derivative contracts between two parties who exchange the excess return from a financial asset between them. One party (the Fund or the Subsidiary) makes payments based on a set rate. The counterparty makes payments based on the return of an underlying asset, in this case the basket of futures designed to track the Index.
These swaps expose the Fund economically to movements in commodity prices. The Fund benefits from any increase in the value of the Index but is liable to the counterparty in the event that the value of the Index declines. The Fund’s investments in swaps are leveraged, which means that the Fund receives the return on the Index at less cost than purchasing the underlying securities or other financial instruments of the Index. This has the effect of increasing the volatility of each swap’s value relative to changes in the Index. The use of excess return swaps exposes the Fund to counterparty risk (the risk that the other party in the swap contract may default on its contractual obligations).
The Fund may invest in commodity futures contracts or other commodity-linked derivatives if it at any time it is impractical or inefficient to gain full or partial exposure to a commodity through the use of

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Additional Information about the Fund’s Investments

excess return swaps, including on a different commodity (including commodities not included in the Index) that the Subadviser reasonably believes will help the Fund achieve its investment objective.
Derivatives Risk
Even a small investment in certain types of derivatives can have a big impact on the Fund’s portfolio interest rate, stock market or currency exposure. Therefore, using derivatives can disproportionately increase the Fund’s portfolio losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as expected to changes in the value of the Fund’s portfolio holdings. If the Fund invests in a derivative instrument, it seeks to manage its derivative position by segregating enough cash or liquid securities that when combined with the value of the position will equal the value of the asset it represents.
Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives also can make the Fund’s portfolio less liquid and harder to value, especially in declining markets. In addition, government legislation or regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.
Beginning on August 19, 2022, the Funds will be required to comply with a new SEC rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and cover transactions. The implementation of the rule’s requirements may increase the cost of a Fund’s investments and cost of doing business, which would adversely affect investors.
Emissions-Related Credits
The Fund may invest in emissions-related credit futures. Emissions-related credits operate as part of an allowance regime. A limit is typically set by a regulator, such as a government entity or supranational organization, on the total amount of specific greenhouse gases that can be emitted by regulated entities, such as manufacturers or energy producers. The regulator then issues or sells “emission allowances” to regulated entities which may then buy or sell the emission allowances on the open market. To the extent that the regulator may then reduce the limit on emission allowances, regulated entities are thereby incentivized to reduce their emissions. Otherwise, such regulated entities must purchase emission allowances on the open market, where the price of such allowances will likely be increasing as a result of demand. Regulated entities that reduce their emissions will be able to sell unneeded emission allowances for profit.
There is no assurance that the current regulatory allowance regimes will continue to exist or that they will be an effective method of reduction in the emissions of greenhouse gases. Certain factors may arise, such as new technologies or alternative government policies aimed at reducing emissions, that may diminish or eliminate the need for emission allowance markets. Ultimately, the cost of emissions credits is determined by the cost of actually reducing emissions levels. If the price of the credits becomes too high, it will be more economical for companies to develop or invest in green technologies, thereby suppressing the demand for credits, which may have an adverse impact on the Fund’s investments. In addition, new regulations could have an adverse effect on the value and liquidity of the emissions-related credit market, impacting the overall performance of the Fund.
FIXED INCOME SECURITIES
Fixed income securities, as used generally in this Prospectus, includes:
◾
securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;
◾
securities issued or guaranteed by a foreign government, governmental entity, supranational organization or government-sponsored enterprise;
◾
corporate debt securities of U.S. and non-U.S. dollar denominated issuers, including convertible securities and corporate commercial paper, issued publicly or through private placements, including Rule 144A securities and Regulation S bonds;
◾
preferred stocks;
◾
when issued or delayed delivery debt securities;
◾
inflation-indexed bonds issued both by governments and corporations;
◾
structured notes, including hybrid or “indexed” securities and event-linked bonds; and
◾
repurchase agreements on fixed income instruments and reverse repurchase agreements on fixed income instruments.
Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.
Certain fixed-income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, inflation indexed, zero coupon, contingent, deferred, payment in-kind and auction rate features.

9

Additional Information about the Fund’s Investments

The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease liquidity in the fixed-income securities markets, making it harder for the Funds to sell their fixed-income investments at an advantageous time. Decreased market liquidity also may make it more difficult to value some or all of a Fund’s fixed-income securities holdings. Certain countries have experienced negative interest rates on certain fixed-income securities. A low or negative interest rate environment may pose additional risks to the Funds because low or negative yields on a Fund’s portfolio holdings may have an adverse impact on a Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or minimize the volatility of the Fund’s net asset value per share.
GOVERNMENT SECURITIES
“Government securities,” as defined under the Investment Company Act and interpreted, include securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities. There are different types of government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are therefore riskier than those that are insured or guaranteed by the U.S. Treasury.
NON-DIVERSIFICATION RISK
Harbor Energy Transition Strategy ETF is classified as non-diversified, meaning that it may invest a greater percentage of its assets in securities of a single issuer, and/or invest in relatively small number of issuers. As a result, the Fund may be more susceptible to the risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of these issuers may also present substantial credit or other risks.
OPERATIONAL RISKS
An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, inadequate or failed processes, failure in systems and technology, cybersecurity breaches, changes in personnel and errors caused by third-party service providers. These errors or failures as well as other technological issues may adversely affect the Fund’s ability to calculate its net asset value in a timely manner, including over a potentially extended period, or may otherwise adversely affect the Fund and its shareholders. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could causes losses to the Fund. In addition, similar incidents affecting issuers of securities or other financial instruments held by the Fund may negatively impact Fund performance.

Investments in the Wholly Owned Subsidiary
Investments in the Subsidiary are expected to provide Harbor Energy Transition Strategy ETF with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code (the “Code”), as discussed under “Dividends, Distributions and Taxes — A Note on Harbor Energy Transition Strategy ETF.”
The Subsidiary invests primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. Although Harbor Energy Transition Strategy ETF may enter into these commodity-linked derivative instruments directly, subject to certain limitations, the Fund likely will gain exposure to these derivative instruments indirectly by investing in the Subsidiary. The Subsidiary also invests in U.S. Treasury securities, cash, and money market funds, which are intended to serve as margin or collateral for the Subsidiary’s derivatives positions. Harbor Energy Transition Strategy ETF invests in the Subsidiary and is subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in this Prospectus, as if the Fund were investing in those derivative instruments and other securities directly rather than through the Subsidiary.
The Subsidiary is not registered under the Investment Company Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Investment Company Act. However, the Subsidiary has adopted the same investment objective and substantially the same investment policies and restrictions as the Fund, except that the Subsidiary may invest without limit in commodity-linked derivative instruments. The Fund wholly owns and controls the Subsidiary, and both the Fund and the Subsidiary have the same investment adviser and Subadviser. In addition, the Fund complies with the provisions of the Investment Company Act governing investment policies (Section 8) and capital structure and leverage on an aggregate basis with the Subsidiary. The Subsidiary will comply with the provisions of the Investment Company Act pertaining to affiliated transactions and custody.
Because the Subsidiary is organized under the laws of the Cayman Islands, the Subsidiary is subject to the risk that changes in those laws could adversely affect the Subsidiary’s ability to operate in the manner described in this Prospectus and Statement of Additional Information which, in turn, would adversely affect Harbor Energy Transition Strategy ETF. Similarly, changes in the laws of the United States, including tax laws, could restrict Harbor Energy Transition Strategy ETF’s ability to invest in the Subsidiary in such

10

Additional Information about the Fund’s Investments

a manner and to such a degree that the Fund would no longer be able to gain sufficient exposure to the commodities market to implement its investment strategy.

Non-Principal Investments
In addition to the investment strategies described in this Prospectus, the Fund may also make other types of investments, and, therefore, may be subject to other risks.  For additional information about the Fund, its investments and related risks, please see the Funds' Statement of Additional Information.

Exchange-Traded Fund Structure
Shares can be purchased and redeemed directly from the Fund at NAV only by authorized participants in large increments (Creation Units). The Fund’s shares are listed on an exchange and can be bought and sold in the secondary market at market prices. The market price of the Fund’s shares, like other exchange-traded securities, may include a “bid-ask spread” (the difference between the price at which investors are willing to buy shares and the price at which investors are willing to sell shares). The Fund’s market price per share will generally fluctuate with changes in the market value of the Fund’s portfolio holdings and as a result of the supply and demand for shares of the Fund on the listing exchange.
There is no guarantee that the Fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in the Fund’s shares or to engage in purchase or redemption transactions. Decisions by market makers or authorized participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of authorized participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio holdings and the market price of Fund shares. To the extent no other authorized participants are able to step forward to create or redeem, shares may trade at a discount to NAV and possibly face delisting. The authorized participant concentration risk may be heightened during market disruptions or periods of market volatility and in scenarios where authorized participants have limited or diminished access to the capital required to post collateral.
Investors may sustain losses if they pay more than the Fund’s NAV per share when purchasing shares or receive less than the Fund’s NAV per share when selling shares in the secondary market. In addition, trading of shares of the Fund in the secondary market may be halted, for example, due to activation of marketwide “circuit breakers.” If trading halts or an unanticipated early closing of the listing exchange occurs, an investor may be unable to purchase or sell shares of the Fund. Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore also subject to the risk of increased volatility and price decreases associated with being sold short. There are various methods by which investors can purchase and sell shares and various orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the Fund.
Certain accounts or Adviser affiliates, including other funds advised by the Adviser or third parties, may from time to time own (beneficially or of record) or control a substantial amount of the Fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the Fund. Dispositions of a large number of shares of the Fund by these shareholders may adversely affect the Fund’s liquidity and net assets to the extent such transactions are executed directly with the Fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force the Fund to sell securities or other financial instruments, which may increase the Fund’s brokerage costs. To the extent these large shareholders transact in shares of the Fund on the secondary market, such transactions may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material effect (upward or downward), on the market price of the Fund’s shares.

Portfolio Turnover
The Fund does not expect to engage in frequent trading to achieve its principal investment strategy. Active and frequent trading in a Fund’s portfolio may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholders’ tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance. A portfolio turnover rate greater than 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the previous one-year period.

Portfolio Holdings Disclosure Policy
A full list of Fund holdings will be provided on harborcapital.com on each business day prior to the opening of regular trading on the listing exchange.
Additional information about Harbor ETF Trust’s portfolio holdings disclosure policy is available in the Statement of Additional Information.

11

The Adviser

Harbor Capital Advisors, Inc.
Harbor Capital Advisors, Inc. (“Harbor Capital” or the “Adviser”) is the investment adviser to Harbor ETF Trust. The Adviser, located at 111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606-4302, is a wholly owned subsidiary of ORIX Corporation (“ORIX”), a global financial services company based in Tokyo, Japan. ORIX provides a range of financial services to corporate and retail customers around the world, including financing, leasing, real estate and investment banking services. The stock of ORIX trades publicly on both the New York (through American Depositary Receipts) and Tokyo Stock Exchanges.
The combined assets of Harbor ETF Trust and the other products managed by the Adviser were approximately $46.7 billion as of April 30, 2022.
The Adviser may manage funds directly or employ a “manager-of-managers” approach in selecting and overseeing Subadvisers. The Adviser makes day-to-day investment decisions with respect to each fund that it directly manages. In the case of subadvised funds, the Adviser evaluates and allocates each Harbor fund’s assets to one or more Subadvisers. For Harbor funds that employ a discretionary Subadviser, such as the Fund, the Subadvisers are responsible for the day-to-day management of the assets of the Harbor funds allocated to them. For Harbor funds that employ one or more non-discretionary Subadvisers, the Adviser will make day-to-day investment decisions with respect to each such fund to implement model portfolios provided by the non-discretionary Subadvisers. Subject to the approval of the Board of Trustees, the Adviser establishes, and may modify whenever deemed appropriate, the investment strategy of the Fund. The Adviser also is responsible for overseeing each Subadviser and recommending the selection, termination and replacement of Subadvisers.
The Adviser also:
◾
Seeks to ensure quality control in the Subadviser’s investment process with the objective of adding value compared with returns of an appropriate risk and return benchmark or tracking an index, as applicable.
◾
Monitors and measures risk and return results against appropriate benchmarks and recommends whether a Subadviser should be retained or changed.
◾
Focuses on cost control.
In order to more effectively manage the Fund, Harbor Funds and the Adviser have been granted an order from the Securities and Exchange Commission (“SEC”), which extends to Harbor ETF Trust,  permitting the Adviser, subject to the approval of the Board of Trustees, to select Subadvisers not affiliated with the Adviser to serve as portfolio managers for the Harbor funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements with such unaffiliated subadvisers, all without obtaining shareholder approval.
In addition to its investment management services, the Adviser administers Harbor ETF Trust’s business affairs. Pursuant to the Investment Advisory Agreement between the Trust and the Adviser with respect to the Fund, and subject to the general supervision of the Board of Trustees, the Adviser provides or causes to be furnished, all supervisory and other services reasonably necessary for the operation of each Fund and also bears the costs of various third-party services required by the Funds, including administration, certain custody, audit, legal, transfer agency, and printing costs. The Adviser pays all other expenses of the Fund (inclusive of any expenses of a wholly owned subsidiary of the Fund) except for (i) the fee payment under the Investment Advisory Agreement; (ii) payments under the Fund’s 12b-1 plan (if any); (iii) the costs of borrowing, including interest and dividend expenses; (iv) taxes and governmental fees; (v) acquired fund fees and expenses; (vi) brokers’ commissions and any other transaction-related expenses and fees arising out of transactions effected on behalf of the Fund; (vii) costs of holding shareholder meetings; (viii) any gains or losses attributable to investments under a deferred compensation plan for Trustees who are not “interested persons” of the Trust; and (ix) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. The Adviser pays a subadvisory fee to each Subadviser out of its own assets. The Funds are not responsible for paying any portion of the subadvisory fee to a Subadviser.
Annual Advisory Fee Rates
(annual rate based on the Fund’s average net assets)
	Actual Advisory Fee Paid	Contractual Advisory Fee
Harbor Energy Transition Strategy ETF	N/A1	0.80%
1
Has not commenced operations as of the date of this prospectus.
A discussion of the factors considered by the Board of Trustees when approving the investment advisory and investment subadvisory agreements of the Fund will be available in the Fund’s annual report to shareholders for the twelve-month period ending October 31, 2022.
From time to time, the Adviser or its affiliates may invest “seed” capital in a Fund, typically to enable a Fund to commence investment operations and/or achieve sufficient scale. The Adviser and its affiliates

12

The Adviser

may hedge such seed capital exposure by investing in derivatives or other instruments expected to produce offsetting exposure. Such hedging transactions, if any, would occur outside of a Fund.

Portfolio Management
The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of shares in the Fund.

13

The Subadviser

The Subadviser
The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of shares in the Fund.

Harbor Energy Transition Strategy ETF
Quantix Commodities LP, located at 16 Old Track Road, Suite A, Greenwich, CT 06830, serves as Subadviser to Harbor Energy Transition Strategy ETF. The portfolio manager is primarily responsible for the day-to-day investment decision making for the Fund.
PORTFOLIO MANAGERS	SINCE	PROFESSIONAL EXPERIENCE
Matthew Schwab	2022
Mr. Schwab joined Quantix in 2021 as Head of Investor Solutions.
Prior to joining Quantix, Mr. Schwab was a Managing Director and co-head of Research, Portfolio Management and Portfolio
Construction for the Alternative Investment Strategies group within Quantitative Investment Strategies at Goldman Sachs.
Prior to that, he was Global Head of Systematic Trading in the
Securities Division for Goldman Sachs. Mr. Schwab began his
investment career in 1993.

14

Shareholder Information

Valuing Fund Shares
The Fund’s net asset value (“NAV”) per share, is generally calculated each day the NYSE is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. The NAV per share is computed by dividing the net assets of the Fund by the number of Fund shares outstanding. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.
Shares of the Fund may be purchased through a broker in the secondary market by individual investors at market prices which may vary throughout the day and may differ from NAV.
On holidays or other days when the NYSE is closed, the NAV is not calculated and the Fund does not transact purchase or redemption requests. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and U.S. business holidays on which the Fund’s NAV is not calculated. Consequently, the Fund’s portfolio securities or other financial instruments may trade and the NAV of the Fund’s shares may be significantly affected on days when a shareholder will not be able to purchase or sell shares of the Fund.
Harbor ETF Trust’s valuation procedures permit the Fund to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data. As a general matter, accurately fair valuing investments is difficult and can be based on inputs and assumptions that may not always be correct.
The Fund generally values portfolio securities or other financial instruments and other assets for which market quotes are readily available at market value for purposes of calculating the Fund’s NAV. In the case of equity securities, market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on quotes obtained from a quotation reporting system, established market makers, or independent pricing vendors. In the case of fixed income securities and non-exchange traded derivative instruments, fair value is generally determined using prices provided by independent pricing vendors. The prices provided by independent pricing vendors reflect the pricing vendor’s assessment using various market inputs of what it believes are the fair values of the securities or other financial instruments at the time of pricing. Those market inputs include recent transaction prices and dealer quotations for the securities or other financial instruments, transaction prices for what the independent pricing vendor believes are similar securities and various relationships between factors such as interest rate changes and security prices that are believed to affect the prices of individual securities or other financial instruments. Because many fixed income securities trade infrequently, the independent pricing vendor often does not have as a market input, current transaction price information when determining a price for a particular security on any given day. When current transaction price information is available, it is one input into the independent pricing vendor’s evaluation process, which means that the price supplied by the pricing vendor may differ from that transaction price. Short-term fixed income investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Exchange-traded options, futures and options on futures are generally valued at the settlement price determined by the relevant exchange.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from independent pricing vendors. As a result, the NAV of Fund shares may be affected by changes in the value of currencies in relation to the U.S. dollar.
When reliable market quotations or prices supplied by an independent pricing vendor are not readily available or are not believed to accurately reflect fair value, securities or other financial instruments are generally priced at their fair value, determined according to fair value pricing procedures adopted by the Board of Trustees. The Fund may also use fair value pricing if the value of some or all of the Fund’s securities or other financial instruments have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities or other financial instruments as well. When fair value pricing is employed, the prices of securities or other financial instruments used by the Fund to calculate its NAV may differ from market quotations, official closing prices or prices supplied by an independent pricing vendor for the same securities. This means the Fund may value those securities or other financial instruments higher or lower than another given fund that uses market quotations, official closing prices or prices supplied by an independent pricing vendor. The fair value prices used by the Fund may also differ from the prices that the Fund could obtain for those securities or other financial instruments if the Fund were to sell those securities or other financial instruments at the time the Fund determines its NAV.

15

Shareholder Information

Buying and Selling Shares
The Fund issues and redeems shares only in Creation Units at the NAV per share next determined after receipt of an order from an authorized participant. Authorized participants must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Only authorized participants may acquire shares directly from the Fund, and only authorized participants may tender their shares for redemption directly to the Fund, at NAV. Once created, shares trade in the secondary market in quantities less than a Creation Unit.
These transactions are made at market prices that may vary throughout the day and may be greater than the Fund’s NAV (premium) or less than the Fund’s NAV (discount). As a result, you may pay more than NAV when you purchase shares, and receive less than NAV when you sell shares, in the secondary market. If you buy or sell shares in the secondary market, you will generally incur customary brokerage commissions and charges and you may also incur the cost of the spread between the price at which a dealer will buy shares of the Fund and the somewhat higher price at which a dealer will sell shares. Due to such commissions and charges and spread costs, frequent trading may detract significantly from investment returns.
The Fund may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. Information about the procedures regarding creation and redemption of Creation Units and the applicable transaction fees is included in the Statement of Additional Information.

Distribution and Service (12b-1) Fees
Harbor ETF Trust has adopted a distribution plan for the Fund in accordance with Rule 12b-1 under the Investment Company Act. Under the plan, the Fund is authorized to pay distribution and service fees to the Distributor for the sale, distribution and servicing of shares. No Rule 12b-1 fees are currently paid by the Fund, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the Fund may cost you more than certain other types of sales charges.

Book Entry
Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (DTC), or its nominee, is the registered owner of all outstanding shares of the Fund. Your ownership of shares will be shown on the records of DTC and the DTC participant broker-dealer through which you hold the shares. Your broker-dealer will provide you with account statements, confirmations of your purchases and sales, and tax information. Your broker-dealer will also be responsible for distributing income and capital gain distributions and for sending you shareholder reports and other information as may be required.

Frequent Purchases and Redemptions of Shares
The Fund accommodates frequent purchases and redemptions of Creation Units by authorized participants and does not place a limit on purchases or redemptions of Creation Units by these investors. The Fund reserves the right, but does not have the obligation, to reject any purchase or redemption transaction (subject to legal and regulatory limits regarding redemption transactions) at any time. In addition, the Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

Investments by Registered Investment Companies
Section 12(d)(1) of the Investment Company Act restricts investments by registered investment companies in the securities of other investment companies, including shares of the Fund. Registered investment companies are permitted to invest in the Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including the requirement to enter into an agreement with the Fund.

Note to Authorized Participants Regarding Continuous Offering
Certain legal risks may exist that are unique to authorized participants purchasing Creation Units directly from the Fund. Because new Creation Units may be issued on an ongoing basis, at any point a “distribution," as such term is used in the Securities Act of 1933 (the 1933 Act), could be occurring. As a broker-dealer, certain activities that you perform may, depending on the circumstances, result in your being deemed a participant in a distribution, in a manner which could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the 1933 Act.
For example, you may be deemed a statutory underwriter if you purchase Creation Units from the Fund, break them down into individual Fund shares, and sell such shares directly to customers, or if you choose to couple the creation of a supply of new Fund shares with an active selling effort involving solicitation of secondary market demand for Fund shares. A determination of whether a person is an underwriter for purposes of the 1933 Act depends upon all of the facts and circumstances pertaining to that person’s

16

Shareholder Information

activities, and the examples mentioned here should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.
Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act.
This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, you should note that dealers who are not underwriters but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the 1933 Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. Firms that incur a prospectus-delivery obligation with respect to shares of the Fund are reminded that, under Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange. Certain affiliates of the Fund may purchase and resell Fund shares pursuant to this prospectus.

17

Shareholder and Account Policies

 This Prospectus provides general tax information only. You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you.
Dividends, Distributions and Taxes
The Fund expects to distribute all or substantially all of its net investment income and realized capital gains, if any, each year. The Fund declares and pays any dividends from net income and capital gains at least annually in December. The Fund may also pay dividends and capital gain distributions at other times if necessary, to avoid federal income or excise tax. The Fund expects distributions, if any, to be from net investment income and/or capital gains. If you purchased your shares in the secondary market, your broker is responsible for distributing the income and capital gains distributions to you.
For U.S. federal income tax purposes, distributions of net long-term capital gains are taxable as long-term capital gains which may be taxable at different rates depending on their source and other factors. Distributions of net short-term capital gains are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so reported by the Fund and certain other conditions (including holding period requirements) are met by the Fund and the shareholder, as “qualified dividend income” (“QDI”). QDI is taxable to individual shareholders at a maximum rate of 15% or 20% for U.S. federal income tax purposes (depending on whether the individual’s income exceeds certain threshold amounts). More information about QDI is included in the Funds' Statement of Additional Information. Dividends and capital gains distributions are taxable whether you receive them in cash or reinvest them in additional Fund shares.
Generally, you should avoid investing in the Fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in the NAV of the Fund. This is referred to as “buying a dividend.”
When you sell Fund shares, you generally will realize a capital gain or capital loss in an amount equal to the difference between the net amount of the sale proceeds you receive and your tax basis for the shares that you sell or exchange. Character and tax status of distributions will be available to shareholders after the close of each calendar year.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gains distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) earned by U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
If you do not provide your correct social security number or other taxpayer identification number, along with certifications required by the Internal Revenue Service (“IRS”), you may be subject to a backup withholding tax, currently at a rate of 24%, on any dividends and capital gain distributions, and any other payments to you. Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% (or lower applicable treaty rate) on amounts treated as ordinary dividends or otherwise “withholdable payments” from the Fund, as discussed in more detail in the Funds' Statement of Additional Information.
A note on Harbor Energy Transition Strategy ETF. One of the requirements for favorable tax treatment as a regulated investment company under the Code is that Harbor Energy Transition Strategy ETF derive at least 90% of its gross income from certain qualifying sources of income. Income and gains from direct investments by the Fund in commodity-related instruments generally would not be treated as qualifying income. The IRS has issued final regulations that generally treat the Fund’s income inclusion with respect to the Subsidiary as qualifying income if either (A) there is a distribution out of the earnings and profits of the Subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies. Based upon these Treasury Regulations, the Fund expects income and gains derived from the Subsidiary to constitute qualifying income.
The Subsidiary generally will not be subject to U.S. federal income tax. The Subsidiary will, however, be considered a controlled foreign corporation, and the Fund will be treated as a “U.S. shareholder” of the Subsidiary. As a result, the Fund will be required to include in its annual income, income earned by the Subsidiary during the applicable year, whether or not such income is distributed by the Subsidiary. Furthermore, the Fund will be subject to the distribution requirement applicable to open-end management investment companies on such Subsidiary income, whether or not the Subsidiary actually makes a distribution to the Fund during the taxable year. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund, and such loss would not be carried forward to offset taxable income of the Fund or the Subsidiary in future periods.
Future legislation, Treasury Regulations, court decisions and/or guidance issued by the IRS could limit the circumstances in which income and gains derived from the Subsidiary would be considered qualifying income under Subchapter M of the Code or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

18

Shareholder and Account Policies

If the Fund fails to qualify as a regulated investment company for any taxable year, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a regulated investment company, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

Taxes on Creations and Redemptions of Creation Units
An authorized participant who exchanges securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of exchange and the sum of the exchanger’s aggregate basis in the securities surrendered and the amount of any cash paid for such Creation Units. An authorized participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received. The IRS, however, may assert that a loss realized upon an exchange of primarily securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Authorized participants exchanging securities for Creation Units or redeeming Creation Units should consult their own tax advisers with respect to whether wash sale rules apply and when a loss might be deductible and the tax treatment of any creation or redemption transaction.
Under current U.S. federal income tax laws, any capital gain or loss realized upon a redemption (or creation) of Creation Units held as capital assets is generally treated as long-term capital gain or loss if the Shares (or securities surrendered) have been held for more than one year and as a short-term capital gain or loss if the Shares (or securities surrendered) have been held for one year or less.
If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you created or sold and at what price.

Cost Basis
The cost basis of Shares acquired by purchase will generally be based on the amount paid for the Shares subject to adjustments as required by the Internal Revenue Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. The cost basis information for sale transactions is generally required to be reported to the IRS and the shareholders. You may elect to have one of several cost basis methods applied to your account and should consult with your tax adviser regarding your specific situation. You should contact your financial intermediary through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

19

Fund Details

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor funds visit our website at harborcapital.com or call 800-422-1050 during normal business hours.
CUSIP NUMBER	TICKER SYMBOL
Harbor Energy Transition Strategy ETF
41151J802	RENW

Updates Available
For updates on the Harbor ETF Trust following the end of each calendar quarter, please visit our website at harborcapital.com.

20

For more information
For investors who would like more information about the Fund, the following documents are available upon request:
Annual/Semi-Annual Reports
Additional information about the the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.
Statement of Additional Information (SAI)
The SAI provides more detailed information about the Fund and is incorporated into this prospectus by reference and therefore is legally part of this prospectus.
This prospectus is not an offer to sell securities in places other than the United States, its territories, and those countries where shares of a Fund are registered for sale.
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
484-320-6239
Shareholder Inquiries
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Obtain Documents
Free copies of the annual and semi-annual reports, the SAI, and other information about the Funds are available:
harborcapital.com
800-422-1050
Harbor ETF Trust P.O. Box 804660 Chicago, IL 60680-4108
Investors may get text-only copies:
sec.gov
publicinfo@sec.gov (for a fee)
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Douglas J. Skinner
Trustee
Ann M. Spruill
Trustee
Erik D. Ojala
Chief Compliance Officer

Anmarie S. Kolinski
Treasurer
Kristof M. Gleich
Vice President
Gregg M. Boland
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer

Investment Company Act File No. 811-23661
ETF.P.RENW.0622

111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
harborcapital.com

STATEMENT OF ADDITIONAL INFORMATION – June 10, 2022

Harbor ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and includes the following series (the “Fund”):
Fund	Principal U.S. Listing Exchange	Ticker
Harbor Energy Transition Strategy ETF	NYSE Arca, Inc.	RENW
Additional funds may be created by the Fund’s Board of Trustees (the “Board of Trustees” or the “Trustees”) from time to time. The assets of the Fund are managed by one or more subadvisers (each, a “Subadviser”) under the supervision of Harbor Capital Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
This Statement of Additional Information is not a prospectus, but provides additional information that should be read in conjunction with the Prospectus of the Fund dated June 10, 2022, as amended or supplemented from time to time. Additional information about the Fund’s investments is available at harborcapital.com or in the Fund’s Annual and Semi-Annual reports to shareholders. Investors can obtain free copies of the Prospectus and the Statement of Additional Information, the Annual Reports, which contain the Fund’s audited financial statements, the Semi-Annual Reports, request other information and discuss their questions about the Fund by calling 800-422-1050, by writing to Harbor ETF Trust at 111 South Wacker Drive, 34th Floor, Chicago, IL 60606-4302 or by visiting our website at harborcapital.com. No audited financial statements exist for the Fund, which had not commenced operations as of the date of this Statement of Additional Information.

ADDITIONAL POLICIES AND INVESTMENT TECHNIQUES

The Fund is an exchange-traded fund that issues and redeems shares on a continuous basis at net asset value per share (“NAV”) in aggregations of a specified number of shares called “Creation Units.” Creation Units are issued in exchange for portfolio securities and/or cash. Shares are listed and traded on an exchange. Shares trade in the secondary market at market prices that may differ from the shares’ NAV. Shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, and in exchange for portfolio securities and/or cash. Shareholders who are not Authorized Participants (as defined herein), therefore, will not be able to purchase or redeem shares directly with or from the Fund. Instead, most shareholders who are not Authorized Participants will buy and sell shares in the secondary market through a broker.
The Fund is a non-diversified management investment company that has its own investment objective that it pursues through separate investment policies, as described in the Prospectus and below. The following discussion elaborates on the presentation of certain of the Fund’s investment policies contained in the Prospectus.
The Fund may temporarily depart from its normal investment policies and strategies when the Fund’s Subadviser and/or the Adviser, as applicable, believes that doing so is in the Fund’s best interest, so long as the strategy or policy employed is consistent with the Fund’s investment objective. For instance, the Fund may invest in derivatives or exchange traded funds that are consistent with the Fund‘s investment objective when those instruments are more favorably priced or provide needed liquidity, as might be the case if the Fund is transitioning assets from one Subadviser to another or receives large cash flows that it cannot prudently invest immediately.

80% Requirement
Harbor Energy Transition Strategy ETF is subject to a policy, applied at the time of each purchase, of investing 80% of the Fund’s net assets, plus borrowings for investment purposes, in financial instruments and short-term investments that taken together are designed to provide investment results that correspond, before fees and expenses, to the performance of the Quantix Energy Transition index. The Fund need not sell non-qualifying securities that appreciated in value in order to bring its investments in compliance with the 80% requirement. However, any future investments must be made in a manner to bring the Fund’s investments in compliance with the 80% requirement. This policy may be changed by the Fund upon 60 days’ advanced notice to the shareholders.
The market value of derivatives that have economic characteristics similar to the investments included in a Fund’s 80% policy will be counted for purposes of this policy.

Investment Policies

The Fund may make the types of investments, and is subject to the types of risks, described in each of the following investment policies.

Borrowing
Borrowing is permitted for temporary administrative or emergency purposes and this borrowing may be unsecured. Borrowing may exaggerate the effect on any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Cash Equivalents
Cash equivalents include short-term obligations issued or guaranteed as to interest and principal by the U.S. government or any agency or instrumentality thereof (including repurchase agreements collateralized by such securities). The Fund may also invest in obligations of domestic and/or foreign banks, which include certificates of deposit, bankers’ acceptances and fixed time deposits. The Fund may also invest in obligations of other banks or savings and loan associations if such obligations are insured by the Federal Deposit Insurance Corporation (“FDIC”). Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.
Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of further political and economic developments, that their obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.
The Fund may also invest in commercial paper that at the date of investment is rated at least A-1 by S&P, P-1 by Moody’s or F-1 by Fitch Ratings or, if not rated, is issued or guaranteed as to payment of principal and interest by companies that at the date of investment have an outstanding debt issue rated AA or better by S&P or equivalently rated by Moody’s or Fitch Ratings; short-term corporate obligations that at the date of investment are rated AA or better by S&P or equivalently rated by Moody’s or Fitch Ratings, and other debt instruments, including unrated instruments, determined to be of comparable high quality and liquidity.
The Fund may hold cash and invest in cash equivalents pending investment of proceeds from new sales or to meet ordinary daily cash needs.

Cybersecurity Risks
As the use of technology increases, the Fund may be more susceptible to operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Cyber attacks include, among other things, stealing or corrupting confidential information and other data that is maintained online or digitally for financial gain, denial-of-service attacks on websites causing operational disruption, and the unauthorized release of confidential information and other data.
Cybersecurity breaches affecting the Fund or the Adviser, Fund’s Subadviser, custodian, transfer agent, other third-party service providers, intermediaries and others may adversely impact the Fund and its shareholders. A cybersecurity breach may cause disruptions and impact the Fund’s business operations, which could potentially result in financial losses, inability to determine the Fund’s net asset value, impediments to trading, reputational damage, the inability of shareholders to transact business, violation of applicable law, regulatory penalties and/or fines, and compliance and other costs. Indirect cybersecurity breaches at third-party service providers, intermediaries, trading counterparties, governmental and other regulatory authorities, and exchange and other financial market operators may subject the Fund’s shareholders to the same risks associated with direct cybersecurity breaches. Further, indirect cybersecurity breaches at an issuer of securities in which the Fund invests may similarly negatively impact the Fund’s shareholders because of a decrease in the value of these securities.

Investment Policies

Cybersecurity Risks —
Continued
The Trust has established policies and procedures designed to reduce the risks associated with cybersecurity breaches and other operational disruptions. However, there is no guarantee that such efforts will succeed, especially since the Trust does not directly control the cybersecurity systems of issuers or third-party service providers. There is a risk that cybersecurity breaches will not be detected. In addition, there are inherent limitations to these policies and procedures and certain risks may not yet be identified and new risks may emerge in the future. The Fund and its shareholders could be negatively impacted as a result of any cybersecurity breaches or operational disruptions.

Derivative Instruments
Derivative instruments are securities or contracts that provide for payments based on or “derived” from the performance of an underlying asset, index or other economic benchmark. Essentially, a derivative instrument is a financial arrangement or a contract either entered into between two parties (unlike a stock or a bond) or traded on an exchange and subject to central clearing. Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments.
A derivative instrument is more accurately viewed as a way of reallocating risk among different parties or substituting one type of risk for another. Every investment by the Fund reflects an implicit prediction about future changes in the value of that investment. Every Fund investment also involves a risk that the expectations of the Subadviser will be wrong. Transactions in derivative instruments often enable a Fund to take investment positions that more precisely reflect the expectations of the Subadviser concerning the future performance of the various investments available to the Fund. Derivative instruments can be a legitimate and often cost-effective method of accomplishing the same investment goals as could be achieved through other investments in conventional securities.
Derivative contracts include options, futures contracts and swap agreements. The principal risks associated with derivative instruments are:
◾
Market Risk: The risk that the instrument will decline in value or that an alternative investment would have appreciated more, but this is similar to the risk of investing in conventional securities.
◾
Leverage And Associated Price Volatility: Leverage causes increased volatility in the price of the derivative and magnifies the impact of adverse market changes, but this risk may be consistent with the investment objective of even a conservative fund in order to achieve an average portfolio volatility that is within the expected range for that type of fund.
◾
Counterparty Credit Risk: The use of an over-the-counter derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. For example, in an option contract, this involves the risk to the option buyer that the writer will not buy or sell the underlying asset as agreed. In general, counterparty risk can be reduced by having an organization with extremely good credit act as an intermediary between the two parties. Currently, some derivatives such as certain interest rate swaps and certain credit default index swaps are subject to central clearing. Central clearing is expected to reduce counterparty credit risk, but central clearing does not make derivatives risk-free.
◾
Liquidity And Valuation Risk: Many derivative instruments are traded in institutional markets rather than on an exchange. Nevertheless, many derivative instruments are actively traded and can be priced generally with as much accuracy as conventional securities. Derivative instruments that are custom-designed to meet the specialized investment needs of a relatively narrow group of institutional investors, may be less liquid and more difficult to value.
◾
Correlation Risk: There may be imperfect correlation between the price of the derivative and the underlying asset. For example, there may be price disparities between the trading markets for the derivative contract and the underlying asset.
◾
Operational Risk: The risk related to potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls, and human error.
◾
Legal Risk: The risk that there is insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a contract.
SEC Regulatory Change. In October 2020, the SEC adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and cover transactions reflected in the Portfolio’s asset segregation and cover practices discussed herein. The final rule requires a Fund to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to value-at-risk (“VaR”) leverage limits and derivatives risk management program and reporting requirements. Generally, these requirements apply unless a Fund satisfies a “limited derivatives users” exception that is included in the final rule. Under the final rule, when a Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate

Investment Policies

Derivative Instruments —
Continued
the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether a Fund satisfies the limited derivatives users exception, but for portfolios subject to the VaR testing requirement, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. The SEC also provided guidance in connection with the new rule regarding the use of securities lending collateral that may limit a Fund’s securities lending activities. In addition, under the final rule, a Fund will be permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that, (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A Fund may otherwise engage in when-issued, forward-settling and non-standard settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Funde treats any such transaction as a “derivatives transaction” for purposes of compliance with the final rule. Furthermore, under the final rule, a Fund will be permitted to enter into an unfunded commitment agreement if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due.
Compliance with these new requirements will be required after an eighteen-month transition period ending August 19, 2022. Following the compliance date, these requirements may limit the ability of a Fund to use derivatives, reverse repurchase agreements and similar financing transactions, when-issued, delayed delivery and forward commitment transactions, and unfunded commitment agreements as part of its investment strategies. These requirements may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors. The Adviser cannot predict the effects of these regulations and will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objectives, but there can be no assurance that it will be successful in doing so.
OPTIONS TRANSACTIONS, FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
Options Transactions. The Fund may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.
Writing Options. A call option on securities or currency written by the Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by the Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.
The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as “closing purchase transactions.”
Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease (“protective puts”), in the market value of securities or currencies of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

Investment Policies

Derivative Instruments —
Continued
The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.
The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s portfolio securities or the currencies in which they are denominated. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies that it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise, the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund’s portfolio securities.
Options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options that the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Subadviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses. Position limits adopted by the CFTC may limit the Fund’s ability to obtain indirect exposure to commodities through commodity futures contracts and related options or may increase the cost of such exposure.
Futures Contracts and Options on Futures Contracts. In connection with its principal investment strategy, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices, foreign currencies, commodities and commodity indices and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission (“CFTC”).
A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments, currencies, commodities or indices for an agreed price for a designated period (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract). A futures contract on an index is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed-upon when the contract is made.
Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions (same exchange, underlying security or index, and delivery months) that may result in a profit or a loss. While futures contracts on securities, currency or commodities will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities, currency or commodities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date. The Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market and there is no assurance that a portfolio manager will be able to close out its position when the Subadviser considers it appropriate or desirable to do so. In the event of adverse price movements, the Fund may be required to continue making daily cash payments to maintain its required margin. If the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the Subadviser would not otherwise elect to do so. In addition, the Fund may be required to deliver or take delivery of instruments underlying futures contracts it holds.

Investment Policies

Derivative Instruments —
Continued
Options On Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.
Risks Associated With Options Transactions, Futures Contracts and Options on Futures Contracts. The writing and purchase of futures contracts and options on futures is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of futures contracts and options on futures depends in part on the Subadviser’s ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the futures contracts or options and the relevant securities or currency or other markets.
Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits.
While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates, among other things, may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.
Perfect correlation between the Fund’s futures positions and portfolio positions may be impossible to achieve. In the event of an imperfect correlation between a futures position and the portfolio position that is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.
There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded futures contract or option on a futures contract or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies. The Fund’s ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price.
The CFTC and various exchanges have rules limiting the maximum net long or short positions which any person or group may own, hold or control in any given futures contract or option on such futures contract. The Adviser and/or Subadviser, as applicable, will need to consider whether the exposure created under these contracts might exceed the applicable limits in managing the Funds, and the limits may constrain the ability of a Fund to use such contracts.
SWAPS, CAPS, FLOORS AND COLLARS
The Fund may enter into swaps, caps, floors, and collars to seek to achieve its investment objective. For purposes of other investment policies and restrictions, the Fund may value derivative instruments at market value, notional value or full exposure value (i.e., the sum of the notional amount for the contract plus the market value). For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Investment Policies

Derivative Instruments —
Continued
Most types of over-the-counter swap agreements entered into by the Funds will calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under an over-the-counter swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Certain types of swaps are exchange-traded and subject to clearing. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps.
The Fund may from time to time combine swaps with options. Interest rate swaps involve the exchange of respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor.
Interest rate and mortgage swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate and mortgage swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. In contrast, currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.
The Fund will only enter into currency swap, cap or floor transactions with counterparties to such transactions that meet the minimum credit quality requirements applicable to the respective Fund generally and meets any other appropriate counterparty criteria as determined by the Fund’s Subadviser. The minimum credit quality requirements for each Fund are those applicable to the Fund’s purchase of securities generally such that if the Fund is permitted to only purchase securities which are rated investment-grade (or the equivalent if unrated), the Fund could only enter into one of the above referenced transactions with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated).
The Fund may enter into swap transactions for the purpose of achieving the approximate economic equivalent of a purchase or sale of foreign equity securities (to the extent the investment policies for such fund otherwise permits it to purchase foreign equity securities) when the Fund is not able to purchase or sell foreign equity securities directly because of administrative or other similar restrictions, such as the need to establish an account with a local sub-custodian prior to purchase or sale, applicable to U.S. mutual funds in that local market.
The Fund’s current obligations under a swap agreement are accrued daily (offset against any amounts owed by the counterparty to the Fund) and any accrued but unpaid net amounts owed by a Fund to a counterparty are, pursuant to current SEC regulations, covered by segregating or earmarking Fund assets determined to be liquid by the Fund’s Subadviser and/or the Adviser, as applicable, in accordance with liquidity procedures established by the Fund’s Board of Trustees. In accordance with current SEC regulations, obligations under swap agreements that are covered in this manner are not considered “senior securities” for purposes of the Fund’s investment restriction regarding senior securities, in accordance with prior staff guidance.
The Fund may invest in loan originations, participations or assignments; mortgage- and asset-backed securities; options, futures contracts and options on futures contracts; foreign currency transactions; or other derivative instruments, to the extent permitted in the Fund’s prospectus or this Statement of Additional Information, notwithstanding that such securities and/or instruments may be considered swaps under the Dodd-Frank Wall Street Reform and Consumer Protection Act.
Credit Default Swaps. The Fund may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation or the net cash-settlement amount. The Fund may be either the buyer or seller in a credit default swap transaction. If the Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, the Fund receives a fixed rate of income throughout

Investment Policies

Derivative Instruments —
Continued
the term of the contract, which typically is between six months and five years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation or a net cash-settlement amount. As a seller, during the term of the contract, the Fund will place cash that is not available for investment or liquid securities, equal to the full notional value of the reference obligation, in a separate account with the Fund’s custodian or will set aside or restrict cash or liquid securities in the records or systems of the Fund’s Subadviser, relating to the Fund. Credit default swap transactions involve greater risks than if the Fund had invested in the reference obligation directly.
OTHER RISKS ASSOCIATED WITH DERIVATIVES
Risks Associated with Commodity Derivatives. There are several additional risks associated with transactions in commodity futures contracts and other commodity derivatives.
◾
Storage Risk. Unlike the financial derivatives markets, in certain commodity derivatives markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity derivative will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in a derivative on that commodity, the value of the derivative may change proportionately.
◾
Reinvestment Risk. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.
◾
Other Economic Factors. The commodities that underlie commodity derivatives may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.
Hedging And Other Strategies. The Fund will engage in futures and related options and other derivatives transactions either for bona fide hedging purposes or to seek to increase total return. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When interest rates are rising or securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts or other derivatives. When interest rates are falling or securities prices are rising, the Fund, through the purchase of futures contracts or other derivatives, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. The Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies or other currency derivatives.
The Fund may, for example, take a “short” position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund’s portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund’s portfolio securities. Similarly, the Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if, among other reasons, there is an established historical pattern of correlation between the two currencies.

Investment Policies

Derivative Instruments —
Continued
When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the derivatives position. On the other hand, any unanticipated appreciation in the value of the Fund’s portfolio securities would be substantially offset by a decline in the value of the derivatives position.
On other occasions, the Fund may take a “long” position by purchasing derivatives. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase derivatives as a substitute for transactions in securities, commodities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities or commodities market or currency.
Asset Segregation. As investment companies registered with the SEC, the Funds must identify on their books (often referred to as “asset segregation”) liquid assets, or engage in other SEC- or SEC staff-approved or other appropriate measures, to “cover” open positions with respect to certain kinds of derivative instruments. In the case of swaps, futures contracts, options, forward contracts and other derivative instruments that do not cash settle, for example, a Fund must identify on its books liquid assets equal to the full notional amount of the instrument while the positions are open, to the extent there is not a permissible offsetting position or a contractual “netting” agreement with respect to swaps (other than credit default swaps where the Fund is the protection seller). However, with respect to certain swaps, futures contracts, options, forward contracts and other derivative instruments that are required to cash settle, a Fund may identify liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the instrument, if any, rather than its full notional amount. Futures contracts that do not cash settle may be treated as cash settled for asset segregation purposes when the Funds have entered into a contractual arrangement with a third party futures commission merchant (“FCM”) to offset the Funds’ exposure under the contract and, failing that, to assign their delivery obligation under the contract to the counterparty. The Funds reserve the right to modify their asset segregation policies in the future in their discretion, consistent with the 1940 Act and SEC or SEC staff guidance. By identifying assets equal to only its net obligations under certain instruments, a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to identify assets equal to the full notional amount of the instrument. As described above, the SEC adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by the Funds that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and coverage transactions reflected in the Funds’ asset segregation and cover practices discussed herein.
Commodity Pool Operator Status. The Adviser is registered as a “commodity pool operator” with respect to the Fund and the Subadviser to the Fund is registered as a “commodity trading advisor” under the Commodity Exchange Act, as amended (“CEA”) and is a member of the National Futures Association.

Duration
Duration is a measure of average maturity that was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. Duration can be one of the characteristics used in security selection for a fixed income fund.  The Fund does not focus on securities with a particular duration.
Most debt obligations provide interest (“coupon”) payments in addition to a final (“par”) payment at maturity. Some obligations also feature call provisions. Depending on the relative magnitude of these payments, debt obligations may respond differently to changes in the level and structure of interest rates. Traditionally, a debt security’s “term-to-maturity” has been used as a proxy for the sensitivity of the security’s price to changes in interest rates (which is the “interest rate risk” or “volatility” of the security). However, “term-to-maturity” measures only the time until a debt security provides its final payment and doesn’t take into account the pattern of the security’s payments prior to maturity. Duration is a measure of the average life of a fixed income security on a present value basis. Duration is computed by calculating the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received), and weighing them by the present values of the cash to be received at each future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security. Conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.
Generally speaking, if interest rates move up by 100 basis points, the value of a fixed income security with a five-year duration will decline by five points. If the fixed income security’s duration was three years, it would decline by three points; two years — two points; and so on. To the extent the Fund is invested in fixed income securities, the value of the Fund’s portfolio will decrease in a similar manner given the conditions illustrated above.

Investment Policies

Duration — Continued
Futures, options and options on futures have durations that, in general, are closely related to the duration of the securities that underlie them. Holding long futures or call option positions will lengthen the portfolio duration by approximately the same amount that holding an equivalent amount of the underlying securities would. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions, and have the effect of reducing portfolio duration by approximately the same amount that selling an equivalent amount of the underlying securities would.

Fixed Income Securities
Corporate and foreign governmental debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Except to the extent that values are independently affected by currency exchange rate fluctuations, when interest rates decline, the value of fixed income securities can generally be expected to rise. Conversely, when interest rates rise, the value of fixed income securities can be expected to decline. The Fund’s Subadviser will consider both credit risk and market risk in making investment decisions for the Fund.

Foreign Currency Transactions
The value of investments in securities denominated in foreign currencies and the value of dividends and interest earned may be significantly affected by changes in currency exchange rates. Some foreign currency values may be volatile, and there is the possibility of governmental controls on currency exchange or governmental intervention in currency markets, which could adversely affect the Fund. Foreign currency exchange transactions will be conducted either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into forward contracts to purchase or sell foreign currencies. Currency positions are not considered to be an investment in a foreign government for industry concentration purposes.
Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and commissions are not typically charged for trades. Although foreign exchange dealers do not generally charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.
A contract for the purchase or sale of a security denominated in a foreign currency may be entered into in order to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss. Such loss would result from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.
When the Subadviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may also enter into a forward contract to sell the amount of foreign currency for a fixed amount of dollars that approximates the value of some or all of the relevant Fund’s portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible, since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.
When foreign currency exchange contracts are used for hedging purposes, a Fund will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s portfolio securities or other assets denominated in that currency. At the consummation of the forward contract, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract obligating it to purchase the same amount of such foreign currency at the same maturity date. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency trader who is a party to the original forward contract.

Investment Policies

Foreign Currency
Transactions — Continued
Transactions in forward contracts may be entered into only when deemed appropriate by the Subadviser. The Fund generally will not enter into a forward contract with a term of greater than one year. The Fund may experience delays in the settlement of its foreign currency transactions.
Pursuant to current SEC requirements, the Fund will place cash that is not available for investment, or liquid securities (denominated in the foreign currency subject to the forward contract), in a separate account with the Fund’s custodian or will set aside or restrict that cash in the records or systems of the Subadviser. The amounts in such separate account, or set aside or restricted, will equal the value of the Fund’s total assets that are committed to the consummation of foreign currency exchange contracts entered into as a hedge against a decline in the value of a particular foreign currency. If the value of the securities placed in the separate account declines, the Fund will place in the account, or will set aside or restrict, additional cash or securities on a daily basis so that the value of the account or amount set aside or restricted will equal the amount of the Fund’s commitments with respect to such contracts.
Using forward contracts to protect the value of the Fund’s portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of the Fund’s foreign assets.
While the Fund may enter into forward foreign currency exchange contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Certain strategies could minimize the risk of loss due to a decline in the value of the hedged foreign currency, but they could also limit any potential gain that might result from an increase in the value of the currency. Moreover, there may be imperfect correlation between the Fund’s portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may cause the Fund to sustain losses that will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.
The Fund’s activities in foreign currency contracts, currency futures contracts and related options and currency options may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company.

Foreign Securities
The Fund is permitted to invest in foreign securities, which are securities issued by foreign issuers.
The Fund’s Subadviser is responsible for determining whether a particular issuer would be considered a foreign market issuer. Normally, foreign market governments and their agencies and instrumentalities are considered foreign market issuers, respectively. In the case of non-governmental issuers, the Fund’s Subadviser may consider an issuer to be a foreign market issuer if:
◾
the company has been classified by MSCI, FTSE, or S&P indices as a foreign market issuer;
◾
the securities of the company principally trade on stock exchanges in one or more foreign market countries;
◾
a company derives a substantial portion of its total revenue from goods produced, sales made or services performed in one or more foreign market countries or a substantial portion of its assets are located in one or more foreign market countries;
◾
the company is organized under the laws of a foreign market country or its principal executive offices are located in a foreign market country; and/or
◾
the Fund’s Subadviser otherwise determines an issuer to be a foreign markets issuer in its discretion based on any other factors relevant to a particular issuer.

Illiquid Securities
The Fund will not invest more than 15% of its net assets in illiquid investments, as defined in Rule 22e-4 under the Investment Company Act. Fund investments will be considered illiquid if the Fund reasonably expects that such investments cannot be sold or disposed of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market values of the investments. The Trust, on behalf of the Fund, has established a liquidity risk management program in accordance with Rule 22e-4 under the Investment Company Act, which provides for the assessment, management and periodic review the Fund’s liquidity risk, the classification and monthly review of the Fund’s portfolio investments, the determination and periodic review of, and procedures to address a shortfall in, the Fund’s highly liquid investment minimum, if applicable, and limiting the Fund’s illiquid investments to 15% of the Fund’s net assets.

Investment Policies

Illiquid Securities —
Continued
The Board of Trustees has adopted procedures for determining the liquidity of Fund investments that apply to all Funds. The Board of Trustees has delegated to the Adviser and Subadviser the daily function of determining and monitoring the liquidity of Fund investments in accordance with procedures adopted by the Board of Trustees. The Board of Trustees retains oversight of the liquidity determination process.

Investments in Other Investment Companies
The Fund may invest in the securities of other investment companies as permitted under the Investment Company Act and the rules and regulations thereunder. Securities of other investment companies, including shares of closed-end investment companies, business development companies, unit investment trusts and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of security. These investment companies often seek to perform in a similar fashion to a broad-based securities index. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities but may involve additional expenses at the investment company level, such as portfolio management fees and operating expenses. In addition, these types of investments involve the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments. Certain types of investment companies, such as closed-end investment companies and exchange traded funds (commonly known as “ETFs”), issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value but may also be traded in the secondary market.

Investments in Wholly Owned Subsidiary
Harbor Cayman Energy Transition Ltd. is a wholly owned subsidiary of the Harbor Energy Transition Strategy ETF organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by Harbor Capital Advisors, Inc. and has the same investment and generally will be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. However, the Subsidiary, unlike the Fund, may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. By investing in the Subsidiary, the Fund is exposed indirectly to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary generally are similar to those held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund.
Investments in the Subsidiary are expected to provide Harbor Energy Transition Strategy ETF with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code (the “Code”), as discussed under “Tax Information.” The Subsidiary is a company organized under the laws of the Cayman Islands and is overseen by its own board of directors. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors.
The Subsidiary invests primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. Although Harbor Energy Transition Strategy ETF may enter into these commodity-linked derivative instruments directly, subject to certain limitations, the Fund likely will gain exposure to these derivative instruments indirectly by investing in the Subsidiary. The Subsidiary also invests in U.S. Treasury securities, which are intended to serve as margin or collateral for the Subsidiary’s derivatives positions. Harbor Energy Transition Strategy ETF invests in the Subsidiary and is subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in the Prospectus and this Statement of Additional Information, as if the Fund were investing in those derivative instruments and other securities directly rather than through the Subsidiary.
The Subsidiary is not registered under the Investment Company Act and, unless otherwise noted in the Prospectus and this Statement of Additional Information, is not subject to all of the investor protections of the Investment Company Act. However, the Subsidiary has adopted the same investment objective and substantially the same investment policies and restrictions as the Fund, except that the Subsidiary may invest without limit in commodity-linked derivative instruments. In addition, the Fund wholly owns and controls the Subsidiary, and both the Fund and the Subsidiary have the same investment adviser and Subadviser.
Because the Subsidiary is organized under the laws of the Cayman Islands, the Subsidiary is subject to the risk that changes in those laws could adversely affect the Subsidiary’s ability to operate in the manner described in the Prospectus and this Statement of Additional Information which, in turn, would adversely affect Harbor Energy Transition Strategy ETF. Similarly, changes in the laws of the United States, including tax laws, could restrict Harbor Energy Transition Strategy ETF’s ability to invest in the Subsidiary in such a manner and to such a degree that the Fund would no longer be able to gain sufficient exposure to the commodities market to implement its investment strategy.

Investment Policies

Investments in Wholly
Owned Subsidiary —
Continued
The Fund and the Subsidiary are each subject to regulation by the Commodity Futures Trading Commission (“CFTC”) as a commodity pool. The Adviser is registered as the commodity pool operator of the Fund and the Subsidiary under the Commodity Exchange Act, as amended, and the rules and regulations thereunder and is also subject to the rules and regulations of the CFTC and the National Futures Association.

Liquidation of Funds
The Board of Trustees may determine to close and/or liquidate the Fund at any time, which may have adverse tax consequences to shareholders. In the event of the liquidation of the Fund, shareholders will receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Fund. A liquidating distribution would generally be a taxable event to shareholders, resulting in a gain or loss for tax purposes, depending upon a shareholder’s basis in his or her shares of the Fund. A shareholder of a liquidating Fund will not be entitled to any refund or reimbursement of expenses borne, directly or indirectly, by the shareholder (such as Fund operating expenses), and a shareholder may receive an amount in liquidation less than the shareholder’s original investment.
It is the intention of any Fund expecting to close or liquidate to retain its qualification as a regulated investment company under the Code during the liquidation period and, therefore, not to be taxed on any of its net capital gains realized from the sale of its assets or ordinary income earned that it timely distributes to shareholders. In the unlikely event that the Fund should lose its status as a regulated investment company during the liquidation process, the Fund would be subject to taxes which would reduce any or all of the types of liquidating distributions.

Non-Diversified Status
A non-diversified fund it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments. Because the Fund is “non-diversified” under the Act, it is subject only to certain federal tax diversification requirements. Pursuant to such requirements, the Fund must diversify its holdings so that, in general, at the end of each quarter of each taxable year: (a) at least 50% of the value of the Fund’s total assets is represented by (1) cash and cash items, U.S. government securities, securities of other regulated investment companies, and (2) other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund’s total assets is invested in (1) the securities (other than U.S. government securities and securities of other regulated investment companies) of any one issuer, (2) the securities (other than securities of other regulated investment companies) of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships.

Regulatory Risk and Other Market Events
Financial entities are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. Legislative or administrative changes or court decisions relating to the Code may adversely affect the Fund and/or the issuers of securities held by the Fund.
The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate (“LIBOR”) and other similar types of reference rates (each, a “Reference Rate”). In 2017, the United Kingdom’s Financial Conduct Authority warned that LIBOR and certain other Reference Rates may cease to be available or appropriate for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute Reference Rate may also adversely affect the Fund’s performance and/or net asset value. Until then, the Fund may continue to invest in instruments that reference such rates or otherwise use such Reference Rates due to favorable liquidity or pricing.  The termination of certain Reference Rates presents risks to the Fund. At this time, it is not possible to exhaustively identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the United Kingdom or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Fund’s overall financial condition or results of operations.

Investment Policies

Regulatory Risk and Other
Market Events —
Continued
Events such as natural disasters, pandemics, epidemics, and social unrest in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of the Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. Geopolitical events also may disrupt securities and commodity markets and adversely affect global economies. War, terrorism, sanctions, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for the Fund’s operations. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.

Securities Lending
The Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, loans may be made only to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash or liquid assets. Such collateral will be maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned at any time on five days’ notice. For the duration of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan. In the event of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment, the Fund would call the loan. As with other extensions of credit, there are risks of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned currently from securities loans of this type justifies the attendant risk. If the Adviser decides to make securities loans, it is intended that the value of the securities loaned would not exceed 33⅓% of the value of the total assets of the Fund.

U.S. Government Securities
Total U.S. public debt as a percentage of gross domestic product has grown since the beginning of the 2008 financial downturn. U.S. government agencies project that the U.S. will continue to maintain high debt levels in the near future. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.
A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause the U.S. Treasury to sell additional debt with shorter maturity periods, thereby increasing refinancing risk. A high national debt also raises concerns that the U.S. government will be unable to pay investors at maturity. Unsustainable debt levels could cause declines in currency valuations and prevent the U.S. government from implementing effective fiscal policy.
On August 5, 2011, S&P lowered its long-term sovereign credit rating on the U.S. In explaining the downgrade, the S&P cited, among other reasons, controversy over raising the statutory debt ceiling and growth in public spending. The market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected by any actual or potential downgrade in the rating of U.S. long-term sovereign debt and such a downgrade may lead to increased interest rates and volatility.
Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Ginnie Mae, a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include Fannie Mae and Freddie Mac. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed-income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support. No assurance can be given as to whether the U.S. government will continue to support Fannie Mae and Freddie

Investment Policies

U.S. Government
Securities — Continued
Mac. In addition, the future of Fannie Mae and Freddie Mac is uncertain because Congress has been considering proposals as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether. Fannie Mae and Freddie Mac are also the subject of continuing legal actions and investigations which may have an adverse effect on these entities.
In addition to securities issued by Ginnie Mae, Fannie Mae, Freddie Mac, and FHFA, U.S. government securities include obligations of federal home loan banks and federal land banks, Federal Farm Credit Banks Consolidated Systemwide Bonds and Notes, securities issued or guaranteed as to principal or interest by Tennessee Valley Authority and other similar securities as may be interpreted from time to time.

Variable and Floating Rate Securities
Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon some appropriate interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as a change in the prime rate. Variable and floating rate securities that cannot be disposed of promptly within seven days and in the usual course of business without taking a reduced price will be treated as illiquid and subject to the limitation on investments in illiquid securities.

Exchange Listing and Trading
The Fund issues and sells new Creation Units of shares on an ongoing basis. At any point a “distribution” may occur, as such term is defined in the 1933 Act. Depending on the circumstances, some activities of broker-dealers and other persons may result in their being considered participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act.
A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular circumstance. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if after placing an order with the Fund’s distributor, it takes Creation Units and breaks them down into constituent shares and sells such shares directly to customers. Or, a broker-dealer firm or its client may be deemed a statutory underwriter if it combines the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. Such examples do not reflect all the activities that could lead to categorization as an underwriter.
Broker dealers who are not underwriters but are participating in a distribution (not ordinary secondary trading transactions), and thus dealing with shares of the Fund that are part of an “unsold allotment” as such term is defined in the 1933 Act, would be unable to take advantage of the prospectus delivery exemption under Section 4(a)(3) of the 1933 Act. The prospectus delivery exemption is not available in respect of such transactions due to Section 24(d) of the Investment Company Act. Accordingly, broker-dealers should note that dealers who are not underwriters but are participating in a distribution (not ordinary secondary market transactions) and thus dealing with the shares of the Fund that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the 1933 Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, under Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act is owed to an exchange member in connection with a sale on an exchange and is satisfied by the fact that the prospectus is available from the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.
Shares of the Fund have been approved for listing and trading on an exchange. The Fund’s shares trade on an exchange at prices that may differ to some degree from its NAV. The listing exchange may remove the Fund’s shares from listing if, among other things (i) following the initial 12-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Fund’s shares; (ii) the listing exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the Investment Company Act; (iii) the Fund no longer complies with certain listing exchange rules; or (iv) such other event shall occur or condition exists that, in the opinion of the listing exchange, makes further dealings on such exchange inadvisable. The listing exchange will remove the Fund’s shares from listing and trading upon termination of the Trust. There can be no assurance that the Fund will continue to meet requirements of the listing exchange necessary to maintain the listing of the Fund’s shares.
As in the case of other publicly-traded securities, shares that are bought and sold through a broker will incur a brokerage commission determined by that broker.

Investment Restrictions

Fundamental Investment Restrictions
The following restrictions may not be changed with respect to the Fund without the approval of the majority of outstanding voting securities of the Fund (which, under the Investment Company Act and the rules thereunder and as used in the Prospectuses and this Statement of Additional Information, means the lesser of (1) 67% of the shares of that Fund present at a meeting if the holders of more than 50% of the outstanding shares of that Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of that Fund). Investment restrictions that involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, the Fund with the exception of borrowings permitted by Investment Restriction (1) listed below.
The Fund may not:
(1)
borrow money, except to the extent permitted by, or to the extent not prohibited by, applicable law and any applicable exemptive relief;
(2)
act as underwriter of the securities issued by others, except to the extent that the purchase of securities in accordance with the Fund’s investment objective and policies directly from the issuer thereof and the later disposition thereof may be deemed to be underwriting;
(3)
invest 25% or more of its total assets in the securities connected to the same industry (excluding the U.S. government or any of its agencies or instrumentalities);
(4)
issue senior securities, except as permitted under the Investment Company Act;
(5)
purchase, hold or deal in real estate, although the Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities;
(6)
purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the Investment Company Act; (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act; or
(7)
make loans to other persons, except to the extent permitted by, or to the extent not prohibited by, applicable law and any applicable exemptive relief.
Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.
For purposes of fundamental investment restriction no. 3, the Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry. In addition, telephone companies are considered to be in a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be in separate industries; banks and insurance companies are deemed to be in separate industries; wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents; and privately issued mortgage-backed securities collateralized by mortgages insured or guaranteed by the U.S. government, its agencies or instrumentalities do not represent interests in any industry.
From time to time, the Fund may voluntarily participate in actions (for example, rights offerings, conversion privileges, exchange offers, credit event settlements, etc.) where the issuer or counterparty offers securities or instruments to holders or counterparties, such as the Fund, and the acquisition is determined to be beneficial to Fund shareholders (“Voluntary Action”). Notwithstanding any percentage investment limitation listed above or any percentage investment limitation of the Investment Company Act or rules thereunder, if the Fund has the opportunity to acquire a permitted security or instrument through a Voluntary Action, and the Fund will exceed a percentage investment limitation following the acquisition, it will not constitute a violation if, prior to the receipt of the securities or instruments and after announcement of the offering, the Fund sells an offsetting amount of assets that are subject to the investment limitation in question at least equal to the value of the securities or instruments to be acquired. Unless otherwise indicated, all percentage limitations on Fund investments (as stated throughout this Statement of Additional Information or in the Prospectuses) that are not (i) specifically included in the above section or (ii) imposed by the Investment Company Act, rules thereunder, the Code or related regulations (the “Elective Investment Restrictions”), will apply only at the time a transaction is entered into unless the transaction is a Voluntary Action. In addition and notwithstanding

Investment Restrictions

Fundamental Investment
Restrictions — Continued
the foregoing, for purposes of this policy, certain Non-Fundamental Investment Restrictions, as noted below, are also considered Elective Investment Restrictions. The percentage limitations and absolute prohibitions with respect to Elective Investment Restrictions are not applicable to the Fund’s acquisition of securities or instruments through a Voluntary Action.

Non-Fundamental Investment Restrictions
In addition to the investment restrictions and policies mentioned above, the Trustees of Harbor ETF Trust have voluntarily adopted the following policies and restrictions, which are observed in the conduct of the affairs of the Fund. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies because they may be changed or amended by action of the Trustees without prior notice to or approval of shareholders. Accordingly, the Fund may not:
(a)
purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with covered transactions in options, futures, options on futures and short positions. For purposes of this restriction, the posting of margin deposits or other forms of collateral in connection with swap agreements is not considered purchasing securities on margin;
(b)
make short sales of securities, except as permitted under the Investment Company Act;
(c)
invest more than 15% of the Fund’s net assets in illiquid investments; or
(d)
invest in other companies for the purpose of exercising control or management.

Trustees and Officers

The business and affairs of the Trust shall be managed by or under the direction of the Trustees, and they shall have all powers necessary or desirable to carry out that responsibility. The Trustees shall have full power and authority to take or refrain from taking any action and to execute any contracts and instruments that they may consider necessary or desirable in the management of the Trust. Any determination made by the Trustees in good faith as to what is in the interests of the Trust shall be conclusive. The Trustees serve on the Board of Trustees of Harbor Funds and Harbor ETF Trust.
Information pertaining to the Trustees and Officers of Harbor ETF Trust is set forth below. The address of each Trustee and Officer is: [Name of Trustee or Officer] c/o Harbor ETF Trust, 111 South Wacker Drive, 34th Floor, Chicago, IL 60606-4302.
Name (Age) Position(s) with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen By Trustee	Other Directorships Of Public Companies and Other Registered Investment Companies Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
Scott M. Amero (58) Trustee	Since 2021	Chairman (2015-2020) and Trustee (2011-Present), Rare (conservation nonprofit); Trustee, The Nature Conservancy, Massachusetts Chapter (2018-Present); Trustee, Adventure Scientists (conservation nonprofit) (2020-Present); Vice Chairman and Global Chief Investment Officer, Fixed Income (2010), Vice Chairman and Global Chief Investment Officer, Fixed Income, and Co-Head, Fixed Income Portfolio Management (2007-2010), BlackRock, Inc. (publicly traded investment management firm).	28	None
Donna J. Dean (70) Trustee	Since 2021	Chief Investment Officer of the Rockefeller Foundation (a private foundation) (2001-2019).	28	None
Randall A. Hack (74) Trustee	Since 2021	Founder and Senior Managing Director of Capstone Capital LLC (private investment firm) (2003-Present); Director of Tower Development Corporation (cell tower developer) (2009-2016); Advisory Director of Berkshire Partners (private equity firm) (2002-2013); Founder and Senior Managing Director of Nassau Capital, LLC (private investment firm, investing solely on behalf of the Princeton Endowment) (1995-2001); and President of The Princeton University Investment Company (1990-1994).	28	None
Robert Kasdin (63) Trustee	Since 2021	Senior Vice President and Chief Operating Officer (2015-Present) and Chief Financial Officer (2018-Present), Johns Hopkins Medicine; Trustee and Member of the Finance Committee, National September 11 Memorial & Museum at the World Trade Center (2005-2019); Director, Apollo Commercial Real Estate Finance, Inc. (2014-Present); and Director and Executive Committee Member, The Y in Central Maryland (2018-Present).	28	Director of Apollo Commercial Real Estate Finance, Inc. (2014- Present).
Kathryn L. Quirk (69) Trustee	Since 2021
Member, Board of Directors and Co-Chair, Governance Committee, Just
World International Inc. (nonprofit) (2020 – Present); Vice President, Senior
Compliance Officer and Head, U.S. Regulatory Compliance, Goldman Sachs
Asset Management (2013-2017); Deputy Chief Legal Officer, Asset
Management, and Vice President and Corporate Counsel, Prudential
Insurance Company of America (2010-2012); Co-Chief Legal Officer, Prudential
Investment Management, Inc., and Chief Legal Officer, Prudential Investments
and Prudential Mutual Funds (2008-2012); Vice President and Corporate
Counsel and Chief Legal Officer, Mutual Funds, Prudential Insurance Company
of America, and Chief Legal Officer, Prudential Investments (2005-2008); Vice
President and Corporate Counsel and Chief Legal Officer, Mutual Funds,
Prudential Insurance Company of America (2004-2005); Member, Management
Committee (2000-2002), General Counsel and Chief Compliance Officer, Zurich
Scudder Investments, Inc. (1997-2002).
			28	None
Douglas J. Skinner (60) Trustee	Since 2021	Professor of Accounting (2005-Present), Deputy Dean for Faculty (2015-2016, 2017-Present), Interim Dean (2016-2017), University of Chicago Booth School of Business.	28	None
Ann M. Spruill (68) Trustee	Since 2021	Partner (1993-2008), member of Executive Committee (1996-2008), Member Board of Directors (2002-2008), Grantham, Mayo, Van Otterloo & Co, LLC (private investment management firm) (with the firm since 1990); Member Investment Committee and Chair of Global Public Equities, Museum of Fine Arts, Boston (2000-2020); and Trustee, Financial Accounting Foundation (2014-2020).	28	None

Trustees and Officers

Name (Age) Position(s) with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen By Trustee	Other Directorships Of Public Companies and Other Registered Investment Companies Held by Trustee During Past Five Years
INTERESTED TRUSTEE
Charles F. McCain (52)* Chairman, Trustee and President	Since 2021
Chief Executive Officer (2017-Present), Director (2007-Present), President
and Chief Operating Officer (2017), Executive Vice President and General
Counsel (2004-2017), and Chief Compliance Officer (2004-2014), Harbor Capital
Advisors, Inc.; Director and Chairperson (2019-Present), Harbor Trust
Company, Inc.; Director (2007-Present) and Chief Compliance Officer
(2004-2017), Harbor Services Group, Inc.; Chief Executive Officer (2017-
Present), Director (2007-Present), Chief Compliance Officer and Executive
Vice President (2007-2017), Harbor Funds Distributors, Inc.; Chief Compliance
Officer, Harbor Funds (2004-2017); and Chairman, President and Trustee,
Harbor ETF Trust (2021-Present).
			28	None

Name (Age) Position(s) with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years
FUND OFFICERS NOT LISTED ABOVE**
Erik D. Ojala (47) Chief Compliance Officer	Since 2021
Executive Vice President and General Counsel (2017-Present) and Secretary (2010-Present); Senior Vice President
and Associate General Counsel (2007-2017), Harbor Capital Advisors, Inc.; Director and Secretary (2019-Present), Harbor
Trust Company, Inc.; Director, Executive Vice President (2017-Present) and Chief Compliance Officer (2017-2021), Harbor
Funds Distributors, Inc.; Director (2017-Present) and Assistant Secretary (2014-Present), Harbor Services Group, Inc.;
AML Compliance Officer (2010-2017) and Vice President and Secretary (2007-2017), Harbor Funds; and Chief Compliance
Officer, Harbor ETF Trust (2021-Present).

Anmarie S. Kolinski (50) Treasurer	Since 2021
Executive Vice President and Chief Financial Officer (2007-Present), Harbor Capital Advisors, Inc.; Director and Treasurer
(2019-Present), Harbor Trust Company, Inc.; Chief Financial Officer (2007-Present), Harbor Services Group, Inc.; Chief
Financial Officer (2015-Present) and Treasurer (2012-Present), Harbor Funds Distributors, Inc.; and Treasurer, Harbor
ETF Trust (2021-Present).

Kristof M. Gleich (42) Vice President	Since 2021
President (2018-Present) and Chief Investment Officer (2020), Harbor Capital Advisors, Inc.; Director, Vice Chairperson,
President (2019-Present) and Chief Investment Officer (2020-Present), Harbor Trust Company, Inc.; Vice President,
Harbor ETF Trust (2021-Present); and Managing Director, Global Head of Manager Selection (2010-2018), JP Morgan
Chase & Co.

Gregg M. Boland (58) Vice President	Since 2021
Executive Vice President (2020-Present), Vice President (2019-2020), Harbor Capital Advisors, Inc.; President (2019-Present),
Senior Vice President – Operations (2016-2019), and Vice President – Operations (2007-2015), Harbor Services Group,
Inc.; Senior Vice President, AML Compliance Officer, and OFAC Officer (2019-Present), Harbor Funds Distributors,
Inc.; and Vice President, Harbor ETF Trust (2021-Present).

Diana R. Podgorny (43) Secretary	Since 2021
Senior Vice President and Deputy General Counsel (2022 – Present), Senior Vice President and Assistant General
Counsel (2020-2022), and Vice President and Assistant General Counsel (2017-2020), Harbor Capital Advisors, Inc.;
Director and Vice President (2020 – Present), Harbor Trust Company, Inc.; Secretary, Harbor ETF Trust; Vice President
and Counsel, AMG Funds LLC (2016-2017); Assistant Secretary, AMG Funds, AMG Funds I, AMG Funds II and AMG
Funds III (2016-2017); Assistant Secretary, AMG Funds IV (2010-2017); and Vice President and Counsel, Aston Asset
Management, LLC (2010-2016).

Jodie L. Crotteau (50) Assistant Secretary	Since 2021
Senior Vice President and Chief Compliance Officer, Harbor Capital Advisors, Inc. (2014-Present); Chief Compliance
Officer and AML/OFAC Officer (2019-Present), Harbor Trust Company, Inc.; Chief Compliance Officer and Secretary
(2017-Present) and Assistant Secretary (2015-2016), Harbor Services Group, Inc.; Chief Compliance Officer (2021-Present)
and Assistant Secretary (2016-Present), Harbor Funds Distributors, Inc.; Assistant Secretary, Harbor ETF Trust
(2021-Present); Vice President and Chief Compliance Officer, Grosvenor Registered Funds (2011-2014); and Vice President,
Grosvenor Capital Management, L.P. (2010-2014).

Lana M. Lewandowski (42) AML Compliance Officer and Assistant Secretary	Since 2021
Vice President and Compliance Director (2022-Present), Legal & Compliance Manager (2016-2022) and Legal Specialist
(2012-2015), Harbor Capital Advisors, Inc.; and AML Compliance Officer and Assistant Secretary, Harbor ETF Trust
(2021-Present).

Lora A. Kmieciak (57) Assistant Treasurer	Since 2021
Senior Vice President – Fund Administration and Analysis (2017-Present), Senior Vice President - Business Analysis
(2015-2017), Harbor Capital Advisors, Inc.; Vice President (2020 – Present), Harbor Trust Company, Inc.; Assistant Treasurer,
Harbor ETF Trust (2021-Present); and Assurance Executive Director, Ernst & Young LLP (1999-2015).

John M. Paral (53) Assistant Treasurer	Since 2021
Director of Fund Administration and Analysis (2017-Present), Vice President (2012-Present) and Financial Reporting
Manager (2007-2017), Harbor Capital Advisors, Inc.; and Assistant Treasurer, Harbor ETF Trust (2021-Present).

[1]	Each Trustee serves for an indefinite term, until his or her successor is elected. Each Officer is elected annually.
*	Mr. McCain is deemed an “Interested Trustee” due to his affiliation with the Adviser.
**	Officers of the Funds are “interested persons” as defined in the Investment Company Act.

Trustees and Officers

Additional Information About the Trustees
The following sets forth information about each Trustee’s specific experience, qualifications, attributes and/or skills that serve as the basis for the person’s continued service in that capacity. These encompass a variety of factors, including, but not limited to, their financial and investment experience, academic background, willingness to devote the time and attention needed to serve, and past experience as Trustees of the Trust, other investment companies, operating companies or other types of entities. No one factor is controlling, either with respect to the group or any individual. As discussed further below, the evaluation of the qualities and ultimate selection of persons to serve as Independent Trustees is the responsibility of the Trust’s Nominating Committee, consisting solely of Independent Trustees. The inclusion of a particular factor below does not constitute an assertion by the Board of Trustees or any individual Trustee that a Trustee has any special expertise that would impose any greater responsibility or liability on such Trustee than would exist otherwise.
Scott M. Amero. Mr. Amero retired in 2010 after a 20-year career at BlackRock, Inc., where he was then Vice Chairman and Global Chief Investment Officer, Fixed Income, and Co-Head of Fixed Income Portfolio Management. He currently is on the Board of Trustees for Rare, a conservation nonprofit, a Trustee for Berkshire School, a Trustee of the Massachusetts chapter of The Nature Conservancy, a Trustee for Adventure Scientists, a conservation nonprofit, and a member of the Advisory Board of the Mossavar-Rahmani Center for Business and Government at the Harvard Kennedy School. Mr. Amero has extensive investment experience and has served as a Trustee of Harbor Funds since 2014 and of Harbor ETF Trust since 2021.
Donna J. Dean. Ms. Dean served as the Chief Investment Officer of the Rockefeller Foundation from 2001 through 2019. The Rockefeller Foundation is a philanthropic organization established by the Rockefeller family in 1913 to promote the well-being of humanity. As Chief Investment Officer, Ms. Dean was responsible for leading a team of investment professionals in managing the Rockefeller Foundation’s endowment. Ms. Dean was responsible for establishing strategy for the endowment’s investment program, including diversifying the endowment’s portfolio of investments across a range of asset classes including public and private equities, fixed income, emerging markets, real assets (such as resources and real estate), hedge funds and distressed debt. Prior to joining the Rockefeller Foundation in 1995, Ms. Dean spent seven years at Yale University, where she served as Director of Investments, with responsibility for real estate as well as oversight of the New Haven Initiative community investment program. Ms. Dean has significant investment experience and has served as a Trustee of Harbor Funds since 2010 and of Harbor ETF Trust since 2021.
Randall A. Hack. Mr. Hack is the Senior Managing Director and Founder of Capstone Capital LLC. Capstone Capital holds investments in private companies, with a special focus on the telecommunications and health care industries. He served as an Advisory Director of Berkshire Partners, a private equity firm, from 2002 to 2013. In that capacity he assisted Berkshire Partners in identifying and assessing private companies in which to invest, participated in those investments through Capstone Capital, and served on the boards of selected Berkshire Partners portfolio companies. In 1995, Mr. Hack founded Nassau Capital, LLC, a private investment firm that invested in privately held companies and assets solely on behalf of Princeton University’s endowment and Nassau Capital’s principals. Nassau Capital, which grew to manage approximately $2.5 billion in assets at the peak of its investment program, focused its investments in alternative asset classes such as venture capital, leveraged buy-outs, real estate, timber and energy. From 1990 to 1994, Mr. Hack served as the President of The Princeton University Investment Company, which oversees the management of Princeton University’s endowment. In that role, Mr. Hack led a team of investment professionals who devised and implemented a series of global investment initiatives in areas such as domestic and international equities, hedge funds, real estate, oil and gas holdings and other private market asset classes. He previously served on the board of Tower Development Corporation, a private company, and currently serves on the boards of several non-profit organizations. Mr. Hack previously served on the boards of Fiber Tower Corporation and Crown Castle International Corp. Mr. Hack has served as a Trustee of Harbor Funds since 2010 and served as Lead Independent Trustee of Harbor Funds from 2016 to 2019. Mr. Hack has served as a Trustee of Harbor ETF Trust since 2021.
Robert Kasdin. Mr. Kasdin has served as the Senior Vice President and Chief Operating Officer of Johns Hopkins Medicine since 2015 and also as Chief Financial Officer of Johns Hopkins Medicine since 2018. Prior to joining Johns Hopkins Medicine, he served as Senior Executive Vice President of Columbia University from 2002 to 2015. Prior to joining Columbia University, he served as the Executive Vice President and Chief Financial Officer of the University of Michigan, Treasurer and Chief Investment Officer for The Metropolitan Museum of Art in New York City, and Vice President and General Counsel for Princeton University Investment Company. He started his career as a corporate attorney at Davis Polk & Wardwell. Mr. Kasdin also serves on the boards of trustees of several non-profit entities affiliated with Johns Hopkins Medicine and the Y of Central Maryland. He previously served on the Board of the National September 11 Memorial & Museum at the World Trade Center Foundation, Inc. He serves on the Board of Directors of Apollo Commercial Real Estate Finance, Inc. and is a member of the Council on Foreign Relations. Mr. Kasdin has significant business experience and has served as a Trustee of Harbor Funds since 2014 and of Harbor ETF Trust since 2021.

Trustees and Officers

Additional Information
About the Trustees —
Continued
Kathryn L. Quirk. Ms. Quirk retired in March 2017 after nearly thirty-five years of serving in various legal, compliance and senior management roles in the asset management industry as well as serving as an officer of several investment companies. Prior to her retirement, she served at Goldman Sachs Asset Management as Head of U.S. Regulatory Compliance from 2013-2017. Prior to joining Goldman Sachs, she was Vice President and Corporate Counsel at Prudential Insurance Company of America, a subsidiary of Prudential Financial Inc., an insurance and financial services company. During that time, she also served as Deputy Chief Legal Officer, Asset Management at Prudential Insurance Company of America; Co-Chief Legal Officer at Prudential Investment Management, Inc.; Chief Legal Officer at Prudential Investments LLC; and Chief Legal Officer of the Prudential Mutual Funds. Prior to joining Prudential, Ms. Quirk worked at Zurich Scudder Investments, Inc., an asset management company, where she held several senior management positions, including General Counsel, Chief Compliance Officer, Chief Risk Officer, Corporate Secretary, Managing Director, and served on the board of directors and management committee. She started her career as an attorney at Debevoise & Plimpton LLP. She currently is on the Board of Directors and is Co-Chair of the Governance Committee of Just World International, Inc., a not-for-profit organization funding education and nutrition programs. Ms. Quirk has extensive investment management industry and legal experience and has served as a Trustee of Harbor Funds since 2017 and of Harbor ETF Trust since 2021.
Douglas J. Skinner. Mr. Skinner is the Eric J. Gleacher Distinguished Service Professor of Accounting and Deputy Dean for Faculty at the University of Chicago Booth School of Business, where his prior positions include John P. and Lillian A. Gould Professor of Accounting, Neubauer Family Faculty Fellow, Interim Dean, and Executive Director of the Accounting Research Center. Mr. Skinner joined the University of Chicago Business School’s faculty in 2005 from the University of Michigan Business School, where he served as the KPMG Professor of Accounting. Mr. Skinner’s teaching and research has a particular emphasis on corporate disclosure practices, corporate financial reporting, and corporate finance. Mr. Skinner is a Senior Fellow at the Asian Bureau of Finance and Economic Research. Mr. Skinner is the author or co-author of numerous publications in leading accounting and finance academic journals. Mr. Skinner has served as a Trustee of Harbor Funds since 2020 and of Harbor ETF Trust since 2021.
Ann M. Spruill. Ms. Spruill retired in 2008 after an 18-year career at GMO & Co. LLC, where she was a partner, portfolio manager and the Head of International Active Equities Division. She also served as a member of the Executive Committee and the Board of Directors of that firm. GMO & Co. LLC is a privately-owned global investment management firm. Ms. Spruill served as a Trustee for the Financial Accounting Foundation. She served as a member of the Investment Committee and Chair of Global Public Equities for the Museum of Fine Arts, Boston and serves as a Trustee of the University of Rhode Island. Ms. Spruill has significant investment experience and has served as a Trustee of Harbor Funds since 2014 and of Harbor ETF Trust since 2021.
Charles F. McCain. Mr. McCain has served as Chief Executive Officer of Harbor Capital Advisors since 2017 and as a Director since 2007. Mr. McCain previously served as President and Chief Operating Officer of Harbor Capital Advisors during 2017, Executive Vice President and General Counsel of Harbor Capital Advisors from 2004-2017 and as Chief Compliance Officer of Harbor Capital Advisors from 2004-2014. He served as Harbor Funds’ Chief Compliance Officer from 2004-2017. He has served as a Director and Chairperson of Harbor Trust Company, Inc. since 2019. He also has served as a Director of Harbor Services Group, Inc. since 2007, and as the Chief Compliance Officer of Harbor Services Group, Inc. from 2004-2017. He has also served as a Director of Harbor Funds Distributors, Inc. since 2007, and as the Chief Compliance Officer and Executive Vice President of Harbor Funds Distributors, Inc. from 2007-2017. Prior to joining Harbor Capital Advisors in 2004, Mr. McCain was a Junior Partner at the law firm of Wilmer Cutler Pickering Hale and Dorr LLP. Mr. McCain has extensive business, investment, legal and compliance experience and has served as a Trustee and Chairman of the Board of Harbor Funds since 2017 and as a Trustee and Chairman of the Board of Harbor ETF Trust since 2021.

Board Leadership Structure
As indicated above, the business and affairs of the Trust shall be managed by or under the direction of the Trustees. The Trustees have delegated day-to-day management of the affairs of the Trust to the Adviser, subject to the Trustees’ oversight. The Board of Trustees is currently comprised of eight Trustees, seven of whom are Independent Trustees. All Independent Trustees serve on the Audit Committee and Nominating Committee, as discussed below. The Chairman of the Board of Trustees is an Interested Trustee.

Trustees and Officers

Board Leadership
Structure — Continued
The Independent Trustees determined that it was appropriate to appoint a Lead Independent Trustee to facilitate communication among the Independent Trustees and with management. Accordingly, the Independent Trustees have appointed Ms. Quirk to serve as Lead Independent Trustee. Among other responsibilities, the Lead Independent Trustee coordinates with management and the other Independent Trustees regarding review of agendas for board meetings; serves as chair of meetings of the Independent Trustees; and, in consultation with the other Independent Trustees and as requested or appropriate, communicates with management, counsel, third party service providers and others on behalf of the Independent Trustees.
The Trustees believe that this leadership structure is appropriate given, among other things, the size and number of funds offered by the Trust; the size and committee structure of the Board of Trustees; management’s accessibility to the Independent Trustees, both individually and collectively through the Lead Independent Trustee; and the active and engaged role played by each Trustee with respect to oversight responsibilities.

Board Committees
All Independent Trustees serve on the Audit Committee and the Nominating Committee. The functions of the Audit Committee include recommending an independent registered public accounting firm to the Trustees, monitoring the independent registered public accounting firm’s performance, reviewing the results of audits and responding to certain other matters deemed appropriate by the Trustees. The Nominating Committee is responsible for the selection and nomination of candidates to serve as Independent Trustees. The Nominating Committee will also consider nominees recommended by shareholders to serve as Trustees provided that shareholders submit such recommendations in writing to Harbor ETF Trust Nominating Committee, c/o Harbor ETF Trust, 111 South Wacker Drive, 34th Floor, Chicago, IL 60606-4302 within a reasonable time before any meeting. The Valuation Committee is comprised of certain officers of the Trust and other employees of the Adviser. A function of the Valuation Committee includes determining the fair value of portfolio securities when necessary.
During Harbor ETF Trust’s fiscal year ended October 31, 2021, the Board of Trustees held 5 meetings, the Valuation Committee held 1 meeting, the Audit Committee held 2 meetings and the Nominating Committee did not hold any meetings. The Board of Trustees does not have a compensation committee.

Risk Oversight
The Board of Trustees considers its role with respect to risk management to be one of oversight rather than active management. The Trust faces a number of types of risks, including investment risk, legal and compliance risk, operational risk (including business continuity risk), reputational and business risk. The Board of Trustees recognizes that not all risks potentially affecting the Trust can be identified in advance, and that it may not be possible or practicable to eliminate certain identifiable risks. As part of the Trustees’ oversight responsibilities, the Trustees generally oversee the Fund’s risk management policies and processes, as these are formulated and implemented by the Trust’s management. These policies and processes seek to identify relevant risks and, where practicable, lessen the possibility of their occurrence and/or mitigate the impact of such risks if they were to occur. Various parties, including management of the Trust, the Trust’s independent registered public accounting firm and other service providers provide regular reports to the Board of Trustees on various operations of the Trust and related risks and their management. In particular, the Fund’s Chief Compliance Officer regularly reports to the Trustees with respect to legal and compliance risk management, the Chief Financial Officer reports on financial operations, and a variety of other management personnel report on other risk management areas, including the operations of certain affiliated and unaffiliated service providers to the Trust. The Audit Committee maintains an open and active communication channel with both the Trust’s personnel and its independent auditor, largely, but not exclusively, through its chair.

Trustee Compensation
For the fiscal year ending
October 31, 2021
Name of Person, Position	Aggregate Compensation From Harbor ETF Trust*	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Total Compensation From Fund Complex**
Charles F. McCain, Chairman, President and Trustee	-0-	-0-	-0-
Scott M. Amero, Trustee	-$12,500-	-0-	$277,500
Donna J. Dean, Trustee	-$12,500-	-0-	$277,500
Randall A. Hack, Trustee	-$12,500-	-0-	$277,500
Robert Kasdin, Trustee	-$12,500-	-0-	$277,500
Kathryn L. Quirk, Trustee	-$14,500-	-0-	$319,500
Douglas J. Skinner, Trustee	-$13,500-	-0-	$298,500
Ann M. Spruill, Trustee	-$12,500-	-0-	$277,500
*
For the period May 1, 2021 through October 31, 2021.
**
For the fiscal year ending October 31, 2021. Includes amounts paid by Harbor ETF Trust and Harbor Funds.

Trustees and Officers

Trustee Ownership of Fund Shares
As of June 10, 2022, the Trustees and Officers of Harbor ETF Trust do not own any shares of the Fund as the Fund is newly launched.
The Harbor fund shares beneficially owned by the Trustees as of December 31, 2021 are as follows:
Name of Trustee	Dollar Range of Ownership in the Fund[1]	Aggregate Dollar Range of Ownership in all Funds Overseen within Fund Family
Independent Trustees
Scott M. Amero	None[1]	Over $100,000
Donna J. Dean	None[1]	Over $100,000
Randall A. Hack	None[1]	Over $100,000
Robert Kasdin	None[1]	Over $100,000
Kathryn L. Quirk	None[1]	Over $100,000
Douglas J. Skinner	None[1]	Over $100,000
Ann M. Spruill	None[1]	Over $100,000
Interested Trustee
Charles F. McCain	None[1]	Over $100,000
1
The Fund had not commenced operations as of the date of this Statement of Additional Information.

Material Relationships of the Independent Trustees
For purposes of the discussion below, the italicized terms have the following meanings:
◾
the immediate family members of any person are their spouse, children in the person’s household (including step and adoptive children) and any dependent of the person.
◾
an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person. For example, ORIX Corporation (“ORIX”) is an entity that is in a control relationship with the Adviser.
◾
a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act, in each case having the Adviser as investment adviser, Foreside Fund Services, LLC (the “Distributor”) as principal underwriter, or an investment adviser or principal underwriter that is in a control relationship with the Adviser or Distributor. For example, the related funds of Harbor ETF Trust include all of the Funds in the Harbor family and any other U.S. and non-U.S. funds managed by the Adviser’s affiliates or distributed by the Distributor or its affiliates.
As of December 31, 2021, none of the Independent Trustees, nor any member of their immediate families, beneficially owned any securities issued by the Adviser, ORIX, or any other entity in a control relationship to the Adviser or the Distributor. During the calendar years 2020 and 2021, none of the Independent Trustees, nor any member of their immediate families, had any direct or indirect interest (the value of which exceeds $120,000), whether by contract, arrangement or otherwise, in the Adviser, the Distributor, ORIX, or any other entity in a control relationship to the Adviser or the Distributor. During the calendar years 2020 and 2021, none of the Independent Trustees, nor any member of their immediate families, has had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $120,000 and to which any of the following were a party (each a “fund-related party”):
◾
a Harbor Fund;
◾
an officer of Harbor ETF Trust;
◾
a related fund;
◾
an officer of any related fund;
◾
the Adviser;
◾
the Distributor;
◾
an officer of the Adviser or the Distributor;
◾
any affiliate of the Adviser or the Distributor; or
◾
an officer of any such affiliate.
During the calendar years 2020 and 2021, none of the Independent Trustees, nor any member of their immediate families, had any relationship exceeding $120,000 in value with any Fund-related party, including, but not limited to, relationships arising out of (i) payments for property and services, (ii) the provision of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate) or (iv) the provision of consulting services.

Trustees and Officers

Material Relationships of
the Independent
Trustees — Continued
During the calendar years 2020 and 2021, none of the Independent Trustees, nor any member of their immediate families, served as an officer for an entity on which an officer of any of the following entities also served as a director:
◾
the Adviser;
◾
the Distributor; or
◾
ORIX or any other entity in a control relationship with the Adviser or the Distributor.
During the calendar years 2020 and 2021, no immediate family member of any of the Independent Trustees, had any position, including as an officer, employee or director, with any Harbor funds. During the calendar years 2020 and 2021, none of the Independent Trustees, nor any member of their immediate families, had any position, including as an officer, employee, director or partner, with any of:
◾
any related fund;
◾
the Adviser;
◾
the Distributor;
◾
any affiliated person of Harbor ETF Trust; or
◾
ORIX or any other entity in a control relationship to the Adviser or the Distributor.

The Adviser and Subadviser

The Adviser
Harbor Capital Advisors, Inc., a Delaware corporation, serves as the investment adviser (the “Adviser”) for the Fund pursuant to an investment advisory agreement with Harbor ETF Trust on behalf of the Fund (each, an “Investment Advisory Agreement”). Pursuant to the Investment Advisory Agreement, the Adviser is responsible for providing a range of management, oversight, legal, compliance, financial and administrative services for the Fund as set forth in more detail below:
Management Services. Subject to the approval of the Board of Trustees, the Adviser is responsible for establishing the investment policies, strategies and guidelines for the Fund, and for recommending modifications to those policies, strategies and guidelines whenever the Adviser deems modifications to be necessary or appropriate. The Adviser is also responsible for providing, either through itself or through a Subadviser selected, paid and supervised by the Adviser, investment research, and advice, and for furnishing continuously an investment program for the Fund consistent with the investment objectives and policies of the Fund. For Harbor funds that employ one or more non-discretionary Subadvisers, the Adviser will also make day-to-day investment decisions with respect to each such fund to implement model portfolios provided by the non-discretionary Subadvisers.
Selection and Oversight of Subadvisers. The Adviser is responsible for the Subadvisers it selects to manage the assets of or provide non-discretionary investment advisory services for the Fund and for recommending to the Board of Trustees the hiring, termination and replacement of Subadvisers. The Adviser is responsible for overseeing the Subadviser and for reporting to the Board of Trustees periodically on the Fund’s and Subadviser’s performance. The Adviser normally utilizes both qualitative and quantitative analysis to evaluate existing and prospective Subadvisers, including thorough reviews and assessments of (i) the Subadviser’s investment process, personnel and investment staff; (ii) the Subadviser’s investment research capabilities; (iii) the Subadviser’s ownership and organization structures; (iv) the Subadviser’s legal, compliance and operational infrastructure; (v) the Subadviser’s brokerage practices; (vi) any material changes in the Subadviser’s business, operations or staffing; (vii) the performance of the Fund and the Subadviser relative to benchmark and peers; (viii) the Fund’s portfolio characteristics, and (ix) the composition of the Fund’s portfolio.
Legal, Compliance, Financial and Administrative Services. The Adviser is responsible for regularly providing various other services on behalf of the Fund, including, but not limited to,: (i) providing the Fund with office space, facilities, equipment and personnel as the Adviser deems necessary to provide for the effective administration of the affairs of the Fund, including providing from among the Adviser’s directors, officers and employees, persons to serve as interested Trustee(s), officers and employees of Harbor ETF Trust and paying the salaries of such persons; (ii) coordinating and overseeing the services provided by the Fund’s transfer agent, custodian, legal counsel and independent auditors; (iii) coordinating and overseeing the preparation and production of meeting materials for the Board of Trustees, as well as such other materials that the Board of Trustees may from time to time reasonably request; (iv) coordinating and overseeing the preparation and filing with the SEC of registration statements, notices, shareholder reports, proxy statements and other material for the Fund required to be filed under applicable laws; (v) developing and implementing procedures for monitoring compliance with the Fund’s investment objectives, policies and guidelines and with applicable regulatory requirements; (vi) providing legal and regulatory support for the Fund in connection with the administration of the affairs of the Fund, including the assigning of matters to the Fund’s legal counsel on behalf of the Fund and supervising the work of such outside counsel; (vii) overseeing the determination and publication of the Fund’s net asset value in accordance with the Fund’s valuation policies; (viii) preparing and monitoring expense budgets for the Fund, and reviewing the appropriateness and arranging for the payment of Fund expenses; and (ix) furnishing to the Fund such other administrative services as the Adviser deems necessary, or the Board of Trustees reasonably requests, for the efficient operation of the Fund.
The Adviser is a wholly owned subsidiary of ORIX Corporation (“ORIX”), a global financial services company based in Tokyo, Japan. ORIX provides a range of financial services to corporate and retail customers around the world, including financing, leasing, real estate and investment banking services. The stock of ORIX trades publicly on both the New York (through ADRs) and Tokyo Stock Exchanges.

Advisory Fees
For its services, the Fund pays the Adviser the contractual advisory fee set forth below, which is an annual rate based on the Fund’s average net assets.
Contractual Advisory Fee
Harbor Energy Transition Strategy ETF	0.80%

The Subadviser
The Fund is subadvised by Quantix Commodities LP (“Quantix”). Quantix is wholly owned by its founding partners, who also make the day-to-day management and strategic decisions for the firm.

The Adviser and Subadviser

The Subadviser —
Continued
The Adviser pays the Subadviser out of its own resources; the Fund has no obligation to pay the Subadviser. The Subadviser has entered into a subadvisory agreement (the “Subadvisory Contract”) with the Adviser and Harbor ETF Trust, on behalf of the Fund. The Subadviser is responsible for providing the Fund with advice concerning the investment management of the Fund’s portfolio, which advice shall be consistent with the investment objectives and policies of the Fund. The Subadviser determines what securities or other financial instruments shall be purchased, sold or held for the Fund and what portion of its assets are held uninvested. The Subadviser is responsible for its own costs of providing services to the Fund. The Subadviser’s subadvisory fee rate is based on a stated percentage of the Fund’s average annual net assets.

The Portfolio Managers

Other Accounts Managed
The portfolio managers primarily responsible for the day-to-day management of the Fund also manage other registered investment companies, other pooled investment vehicles and/or other accounts, (collectively, the “Portfolios”) as indicated below. The following table identifies, as of May 31, 2022, (unless otherwise noted): (i) the number of other registered investment companies, pooled investment vehicles and other accounts managed by the portfolio manager(s); (ii) the total assets of such companies, vehicles and accounts, and (iii) the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)
HARBOR Energy Transition Strategy ETF
Matthew Schwab
All Accounts	1	$50	0	—	0	—
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—

Quantix Commodities LP
CONFLICTS OF INTEREST
Potential conflicts of interest may arise when there is side-by-side management of similar strategies in registered investment vehicles, private funds and separately managed accounts. The other accounts may have similar investment objectives or strategies as the Fund, may track the same index that the Fund tracks, and may buy or sell securities or other financial instruments that are eligible to be held, sold or purchased by the Fund. An investment opportunity may be suitable for the Fund as well as for any of the other accounts. Different vehicles may have different fee structures, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities.
Quantix’s policies and procedures have been designed to identify and properly disclose, mitigate, and/or eliminate applicable conflicts of interest, including in the allocation of investment opportunities, in accordance with regulatory requirements. These include regular review, training and attestations.
COMPENSATION
Compensation for the portfolio manager consists of a fixed salary and a share of the profits of the firm. Profit sharing can comprise most of the portfolio manager’s compensation package. None of the compensation for the portfolio manager is directly related to the performance of Harbor Energy Transition Strategy ETF, but is indirectly linked to the success of the Fund and other clients.
SECURITIES OWNERSHIP
As of the date of this SAI, Harbor Energy Transition Strategy ETF had no outstanding shares and thus Mr. Schwab did not beneficially own any shares of the Fund.

The Distributor

Foreside Fund
Services, LLC
Foreside Fund Services, LLC (the “Distributor”) acts as the principal underwriter and distributor of the Fund’s shares. Its principal address is Three Canal Plaza, Suite 100, Portland, ME 04101. The Distributor has entered into an agreement with the Trust which will continue from its effective date unless terminated by either party upon 60 days’ prior written notice to the other party. Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor has no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

Distribution Plans
The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act with respect to the Fund (the “Plan”). Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of investor services.
No Rule 12b-1 fees are currently paid by the Fund, and there are no current plans to impose these fees. In addition, no such fee may be paid in the future without further approval by the Board. However, in the event that Rule 12b-1 fees are charged in the future, because these fees are paid out of Fund assets on an ongoing basis, these fees will increase the cost of your investment in the Fund.

Shareholder Services

Payments to Financial Intermediaries
Unaffiliated financial intermediaries, including broker-dealers, banks, trust companies, employee benefit plan and retirement plan administrators, may be compensated for providing distribution, recordkeeping and/or similar services to shareholders who hold their Fund shares through accounts that are maintained by the intermediary. Financial intermediary fees may be in the form of asset-based, transaction-based, or flat fees. The Adviser or its affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of shares of the Fund and for providing shareholder recordkeeping and other similar services to shareholders who hold their shares of the Fund through accounts that are maintained by the financial intermediaries.

Code of Ethics

Code of Ethics
Harbor ETF Trust, the Adviser, and the Subadviser have each adopted a code of ethics that complies in all material respects with Rule 17j-1 under the Investment Company Act. These codes of ethics are designed to prevent trustees/directors, officers and designated employees who have access to information concerning portfolio securities transactions of Harbor ETF Trust (“Access Persons”) from using that information for their personal benefit or to the disadvantage of Harbor ETF Trust. These codes of ethics are also designed to prevent both Access Persons and all employees of the Adviser from profiting from short-term trading in shares of any Harbor ETF Trust. The codes of ethics do permit Access Persons to engage in personal securities transactions for their own account, including securities that may be purchased or held by Harbor ETF Trust, but impose significant restrictions on such transactions and require Access Persons to report all of their personal securities transactions (except for transactions in certain securities where the potential for a conflict of interest is very low, such as unaffiliated open-end mutual fund shares and money market instruments). Each of the codes of ethics is on public file with, and is available from, the SEC.
The Adviser relies on the Subadviser to fulfill its responsibility for monitoring the personal trading activities of the Subadviser’s personnel in accordance with the Subadviser’s code of ethics. The Subadviser provides Harbor ETF Trust’s Board of Trustees with a quarterly certification of the Subadviser’s compliance with its code of ethics and with Rule 17j-1 and a report of any significant violations of its code of ethics.

Portfolio Holdings

Portfolio Holdings Disclosure Policy
The Board of Trustees has adopted policies and procedures that govern the disclosure of the Fund’s portfolio holdings and the disclosure of statistical information about the Fund’s portfolio.
These policies and procedures are designed to strike an appropriate balance between providing enough information to help investors understand the Fund’s recent historical performance and at the same time ensuring that investors do not receive information which would enable them to trade based on that information to the detriment of the Fund or its other shareholders. As an overarching principle, these policies and procedures prohibit the Fund and any service provider to the Fund, including the Adviser, from entering into any arrangement to receive any compensation or consideration, either directly or indirectly, in return for the disclosure of the Fund’s non-public portfolio holdings.
On each business day, before the opening of regular trading on the listing exchange, the Fund will provide a full list of holdings daily on harborcapital.com. In addition, a basket composition file, which includes the security names and share quantities or amounts to deliver in exchange for Fund shares and may overlap with actual or expected Fund holdings, is publicly disseminated via the National Securities Clearing Corporation (“NSCC”).
For purposes of these policies and procedures, “portfolio holdings” means the individual securities or other instruments held by the Fund. This includes equity and fixed income securities, such as stocks and bonds, and derivative contracts, such as futures, options and swaps held by the Fund. “Portfolio holdings” does not include information that is derived from (but does not include) individual portfolio holdings, such as statistical information about the Fund or the Fund’s aggregate cash position. Statistical information includes information such as how the Fund’s portfolio is divided (in percentage terms) among various industries, sectors, countries, value and growth stocks, small, mid and large cap stocks, credit quality ratings, and maturities. Statistical information also includes financial characteristics about the Fund’s portfolio such as alpha, beta, R-squared, information ratio, Sharpe ratio, various earnings and price based ratios (such as price-to-earnings, price-to-book, and earnings growth), duration, maturity, market capitalization, and portfolio turnover.
While statistical information is not considered “portfolio holdings,” the policies and procedures adopted by the Board of Trustees limit the disclosure of statistical information derived from portfolio holdings which have not yet been publicly disclosed to further ensure that such information could not be used in a manner that is adverse to the Fund. Specifically, statistical information derived from non-public portfolio holdings data may only be based on the Fund’s month end portfolio holdings data and then may only be released beginning 5 days after that month end date. In addition, only the Officers of the Trust and certain employees of the Adviser are authorized to release such statistical information and they may not do so if they reasonably believe that the recipient of that statistical information, could use that information as a basis on which to trade in the Fund shares to the detriment of the Fund or its other shareholders. Statistical information may be provided to existing or potential shareholders in the Fund and to their representatives for the sole purpose of helping to explain the Fund’s recent historical performance.
Current and prospective investors from time to time may request different or more extensive historical portfolio holdings information for the Fund than has previously been publicly disclosed to assist them in their assessment of the consistency of the investment process of the Subadviser through different past market environments. To the extent the requested portfolio holdings information is for periods that precede the date of the most recent publicly disclosed portfolio holdings information, it is considered stale and may be released to investors or prospective investors and others upon request without needing to be separately publicly disclosed. Because historical portfolio holdings information must have been superseded by the public disclosure of more recent portfolio holdings information before it can be released, the information should normally not enable any recipient to trade for its own benefit to the detriment of the Fund.
The policies and procedures adopted by the Board of Trustees also prohibit the disclosure of non-public portfolio holdings to third parties except in certain limited circumstances where the Fund or a service provider has a legitimate business purpose for disclosing that information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the non-public information. The Chief Compliance Officer of the Fund must authorize any such disclosure in those limited circumstances.
Harbor ETF Trust seeks to avoid potential conflicts between the interests of the Fund’s shareholders and those of the Fund’s service providers and ensure that non-public portfolio holdings information is disclosed only when such disclosure is in the best interests of the Fund and its shareholders. Harbor ETF Trust seeks to accomplish this by permitting such disclosure solely for the purpose of assisting the service provider in carrying out its designated responsibilities for the Fund and by requiring any such disclosure to be authorized in the manner described above. The Board of Trustees receives a report at least annually concerning the effectiveness and operation of the Fund’s policies and procedures, including those governing the disclosure of portfolio information.

Portfolio Holdings

Portfolio Holdings
Disclosure Policy —
Continued
The Adviser, the Subadviser and their affiliates may provide investment advice to clients (including funds) other than the Fund that have investment objectives that may be substantially similar to those of the Fund. These clients may have portfolios consisting of holdings substantially similar to those of the Fund and may be subject to different holdings disclosure policies.  These clients are not subject to the portfolio holdings disclosure policies and procedures described herein and do not owe the Adviser, Subadviser or Fund a duty of confidentiality with respect to disclosure of their portfolio holdings. The Adviser, Subadviser, Custodian, Distributor and other service providers to the Fund, may receive non-public portfolio holdings information in the course of performing services to the Funds, the Subadviser and/or Adviser, but are subject to legal obligations to not disseminate or trade on non-public information concerning the Trust.

Proxy Voting

Proxy Voting Policy
DELEGATED PROXY VOTING RESPONSIBILITY
Oversight
For Funds with a discretionary Subadviser, Harbor Capital delegates proxy voting to the Subadviser. In each instance where proxy voting responsibility has been delegated to one or more Subadvisers, Harbor Capital’s Legal and Compliance Team is responsible for the oversight with respect to such delegated responsibilities, including reviewing the proxy voting policies, procedures, and/or proxy voting guidelines of each such Subadviser (the “Subadviser Proxy Voting Guidelines”). The Legal and Compliance Team must determine that the Subadviser Proxy Voting Guidelines are reasonably designed to ensure that the Subadviser would be able to administer the proxy voting process generally and vote proxies specifically in a manner which would be in the best interests of the respective client before Harbor Capital will delegate proxy voting responsibility to a Subadviser. The Legal and Compliance Team will review any amendments to the Subadviser Proxy Voting Guidelines to ensure that the guidelines continue to meet that standard. Harbor Capital will not delegate voting authority to any third party that does not also serve in a fiduciary capacity. In addition, each Subadviser must accept the delegation of this responsibility.
Harbor Capital does not review individual voting decisions by the Subadvisers but considers their proxy voting policies, procedures, and/or guidelines as part of its overall assessment of the Subadviser’s compliance program. If Harbor Capital is not satisfied with the Subadviser’s overall performance, including as a result of proxy voting decisions which are not in Harbor Capital’s client’s best interests, Harbor Capital may recommend to the Board of Trustees the replacement of the Subadviser.
Harbor Capital will normally not be privy to a Subadviser’s proxy voting decision until after the vote is cast and the shareholder meeting has occurred. While Harbor Capital does retain the right to override any proxy voting decision by a Subadviser (when Harbor Capital believes that a voting decision would not be in the best interests of its client), Harbor Capital does not expect to be able to exercise that authority as a matter of course. Such an override could only occur in the unusual circumstance where the Subadviser consults with Harbor Capital prior to casting a vote.
The Subadvisers operate independently of each other and it is feasible that the Subadvisers will come to different voting decisions on the same or similar proposals. As long as the Subadvisers are acting in what they believe to be the best interests of the client when making their proxy voting decisions, Harbor Capital believes that the client will, as a whole, benefit from each Subadviser applying its own analysis to the proxy voting decision. Differences in such analyses may occur, for example, depending on whether a Subadviser considers a proxy advisory firm’s recommendations or additional information provided by an issuer during the proxy voting process.
Conflicts of Interest
Delegation of proxy voting responsibility to Subadvisers should generally adequately address any possible conflicts of interest with respect to Harbor Capital. In addition, as part of the Legal and Compliance Team’s review of the Subadviser Proxy Voting Guidelines, the Legal and Compliance Team seeks to ensure that the Subadviser has implemented its own procedures to monitor and resolve conflicts of interest in the proxy voting process.
Recordkeeping
For assets with respect to which proxy voting responsibilities have been delegated to one or more Subadvisers, each such Subadviser is responsible for retaining the materials regarding votes cast by them. Each Subadviser is required to provide to Harbor Capital, upon request, the necessary information regarding its proxy voting record to enable Harbor Capital to prepare the Form N-PX for the Subadvised Products. Harbor Capital will retain this information, along with each Subadviser’s Proxy Voting Guidelines and any certifications provided by the Subadvisers as to their compliance with their policies and procedures, for six years.
Quantix does not typically invest in voting securities on behalf of the Fund. Therefore, it is not expected that Quantix would be in a position to vote proxies.
PROXY VOTING RESPONSIBILITY RETAINED BY HARBOR CAPITAL
In each instance where Harbor Capital has retained proxy voting authority, the Multi-Asset Solutions Team (“MAST”) will generally administer proxy voting. Harbor Capital is obligated to vote proxies in a manner consistent with its fiduciary duty to act in the best interests of shareholders. Normally, this means that MAST will vote or administer the voting of ballots in accordance with Harbor Capital’s proxy voting guidelines (the “Proxy Voting Guidelines”).
In order to facilitate the proxy voting process with respect to assets for which Harbor Capital retains proxy voting responsibilities, Harbor Capital engages a proxy advisory firm (the “Advisory Firm”) to provide research, analysis, and voting recommendation consistent with the Proxy Voting Guidelines. In addition, the Advisory Firm will provide research and reporting related to the proxy proposals.

Proxy Voting

Proxy Voting Policy —
Continued
Meeting Notification
Harbor Capital utilizes the Advisory Firm’s voting agent services to notify it of upcoming shareholder meetings for portfolio companies, to vote proxies on its behalf in accordance with Harbor Capital’s Proxy Voting Guidelines and to administer the transmission of votes. The Advisory Firm tracks and reconciles holdings against incoming proxy ballots. Meeting and record date information is updated daily through the Advisory Firm’s web-based application. The Advisory Firm also is responsible for maintaining copies of all proxy statements received and for promptly providing such materials upon Harbor Capital’s request. All efforts will be made to vote proxies in a timely manner, and any delay in voting a ballot will be investigated to determine the cause and how to prevent recurrence in the future.
Vote Determination
Ballots that are processed by the Advisory Firm will be voted in accordance with the Proxy Voting Guidelines. In evaluating certain corporate action proposals, MAST will gather information from a variety of sources, including, but not limited to, management or shareholders of a company presenting a proposal, and independent proxy research services (such as the Advisory Firm). Final authority and responsibility for proxy voting decisions rests with Harbor Capital, taking into account the Proxy Voting Guidelines and Harbor Capital’s fiduciary duty to act in the best interests of clients. MAST is responsible for maintaining documentation and assuring that it adequately reflects the basis for any vote that is cast in a manner that deviates from the Proxy Voting Guidelines.
Vote Execution, Monitoring of the Voting Process and Minutes
Ballots will be cast in accordance with the Proxy Voting Guidelines by the Advisory Firm. The Advisory Firm will then transmit the votes to the proxy agents or custodian banks.
While not expected to be a frequent occurrence, MAST can change a vote already submitted by the Advisory Firm, if necessary.
MAST is responsible for preparing minutes to document the rationale for instances where Harbor Capital voted against its policy and for decisions with respect to corporate actions. Such minutes will be retained for six years.
Conflicts of Interest
Where Harbor Capital retains proxy voting responsibilities, MAST has the obligation to assess the extent, if any, to which there may be a material conflict between the interests of an account on the one hand and Harbor Capital and its affiliates, directors, officers, employees (and other similar persons) on the other hand.
If MAST determines that a conflict may exist, it will resolve the conflict as outlined below and promptly report the matter and its resolution to Harbor Capital’s Chief Compliance Officer. Harbor Capital is authorized to resolve any such conflict in a manner that is in the best interests of its clients. Normally, a conflict will be resolved in accordance with the following:
◾
If the proposal that gives rise to a conflict is specifically addressed in the Proxy Voting Guidelines, the proxy will be voted in accordance with the pre-determined Proxy Voting Guidelines, provided that such pre-determined guidelines involve little or no discretion on the part of MAST;
◾
MAST may disclose the conflict to Harbor Capital’s affected client and obtain the client’s consent before voting in the manner approved by such client;
◾
Harbor Capital may engage an independent third party to determine how the proxy should be voted; or
◾
Harbor Capital may, where feasible, establish an ethical wall or other informational barriers between the person(s) involved in the conflict and the person(s) making the voting decision in order to insulate the decision maker from the conflict.
A member of the Legal and Compliance Team will report all conflicts, and the resolution of such conflicts, to Harbor Capital’s Board of Directors on an annual basis, or more frequently if necessary.
Harbor Capital will use commercially reasonable efforts to determine whether a conflict may exist, and a conflict will be deemed to exist if, and only if, MAST knew, or reasonably should have known, of the conflict at the time of the vote.
Recordkeeping
Where Harbor Capital retains proxy voting responsibilities, the Advisory Firm will serve as recordkeeper for all ballots processed through the Advisory Firm, including any research reports provided in the voting decisions. Harbor Capital will require sufficient information regarding its proxy voting record to enable the Legal and Compliance Team to prepare the Form N-PX for such products, if applicable.

Proxy Voting

Proxy Voting Policy —
Continued
PROXY VOTING INFORMATION
Information regarding how the Fund voted proxies relating to securities held by the Fund during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling Harbor Funds’ toll-free number at 800-422-1050; (2) on Harbor Funds’ website at harborcapital.com; and (3) on the SEC’s website at sec.gov.
PROXY VOTING GUIDELINES
Harbor Capital will generally vote in accordance with Institutional Shareholder Services’ Proxy Voting Guidelines – Benchmark Policy Recommendations for both domestic and foreign markets.

Portfolio Transactions

The Subadviser is responsible for making specific decisions to buy and sell securities for the portion of Fund assets that it manages. The Subadviser is also responsible for selecting brokers and dealers to effect these transactions and negotiating, if possible, brokerage commissions and dealers’ charges.
Purchases and sales of securities on a securities exchange are effected by brokers, and the Fund pays a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges the commissions are fixed. In the over-the-counter market, securities (i.e., debt securities) are normally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.
The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Subadviser attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of the Fund and other clients taking into account such factors as the broker-dealers’ professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.
Under each Investment Advisory Agreement and Subadvisory Contract and as permitted by Section 28(e) of the Securities Exchange Act of 1934, a Subadviser may cause the Fund to pay a commission to broker-dealers who provide brokerage and research services to the Subadviser for effecting a securities transaction for the Fund. Such commission may exceed the amount other broker-dealers would have charged for the transaction, if the Subadviser determines in good faith that the greater commission is reasonable relative to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the overall responsibilities the Subadviser has to the Fund or to its other clients. The term “brokerage and research services” includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement.
Although commissions paid on every transaction will, in the judgment of the Subadviser be reasonable in relation to the value of the brokerage services provided, commissions exceeding those that another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Fund and the other clients of the Subadviser in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement.
Research provided by brokers is used for the benefit of all of the clients of a Subadviser and not solely or necessarily for the benefit of the Fund. Investment management personnel of the Subadviser attempt to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by the Subadviser as a consideration in the selection of brokers to execute portfolio transactions.
In certain instances there may be securities that are suitable for the Fund’s portfolio as well as for that of another Fund or one or more of the other clients of the Subadviser. Investment decisions for the Fund and for other clients of the Subadviser are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as the Fund is concerned. Harbor ETF Trust believes that over time its ability to participate in volume transactions will produce better executions for the Fund.

Broker Commissions
The investment advisory fee that the Fund pays to the Adviser will not be reduced as a consequence of a Subadviser’s receipt of brokerage and research services. Subject to the applicable legal requirements, to the extent the Fund’s portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid by an amount that cannot be presently determined. Such services would be useful and of value to such Subadviser in serving both the Fund and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to such Subadviser in carrying out its obligations to the Fund.

Net Asset Value

The NAV is the value of a single share. NAV is computed by adding the value of the Fund’s investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

The value of Fund shares bought and sold in the secondary market is driven by market price. The price of these shares, like the price of all traded securities, is subject to factors such as supply and demand, as well as the current value of the portfolio securities held by the Fund. Secondary market shares, available for purchase or sale on an intraday basis, do not have a fixed relationship either to the previous day’s NAV nor the current day’s NAV. Prices in the secondary market, therefore, may be below, at, or above the most recently calculated NAV of such shares.
Equity securities, except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, securities traded principally: (i) on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and asked price; (ii) on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange.
Futures contracts and options on futures contracts are normally valued at the price that would be required to settle the contract on the market where any such option or futures contract is principally traded. Options on equity securities are normally valued using the last sale price on the relevant securities exchange. Swaps are valued using prices supplied by a pricing vendor based on the underlying characteristics of the swaps. Forward foreign currency exchange contracts are valued at their respective fair values determined on the basis of the mean between the last current bid and asked prices based on quotations supplied to a pricing service by independent dealers.
Debt securities, other than short-term securities with a remaining maturity of less than 60 days at the time they are acquired, are valued using evaluated prices furnished by a pricing service selected by the Adviser and approved by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair market value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost which approximates fair value.
When reliable market quotations, evaluated prices supplied by a pricing vendor or, in the absence of evaluated prices, prices provided by the Subadviser (where permitted under the Fund’s valuation procedures) are not readily available or are not believed to accurately reflect fair value, securities are generally priced at their fair value, determined by the Trust’s Valuation Committee pursuant to procedures adopted by the Board of Trustees. The Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor.
It is possible that the fair value determined in good faith in accordance with the Fund’s valuation procedures may differ from valuations for the same security or other asset determined by other funds using their own valuation procedures. Although the Fund’s valuation procedures are designed to value a security at the price the Fund may reasonably expect to receive upon its current sale in an orderly transaction, there can be no assurance that any fair value determination would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available.

Net Asset Value

Portfolio securities traded on more than one U.S. national securities exchange or foreign securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in good faith by or under procedures established by the Board of Trustees.
Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is scheduled to be open for trading). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days that are not business days in New York and on which the Fund’s net asset values may not be calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. As a result, closing market prices for foreign securities may not fully reflect events that occur between the time their prices are determined and the close of the regular trading on the NYSE (or such other time at which the Fund calculates NAV consistent with its policies and procedures) and thus may no longer be considered reliable. The Fund will use the fair value of the foreign securities, determined in accordance with the fair value procedures adopted by the Board of Trustees, in place of closing market prices to calculate their net asset values if the Fund believes that events between the close of the foreign market and the close of regular trading on the NYSE (or such other time at which the Fund calculates NAV consistent with its policies and procedures) would materially affect the value of some or all of a particular Fund’s securities.
The proceeds received by the Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to the Fund and constitute the underlying assets of the Fund. The underlying assets of the Fund will be segregated on the books of account, and will be charged with the liabilities in respect to the Fund and with a share of the general liabilities of Harbor ETF Trust. Expenses with respect to any two or more funds are to be allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be reasonably determined, in which case the expenses are allocated directly to the Fund which incurred that expense.
Income, common expenses and realized and unrealized gains/(losses) are determined at the Fund level and allocated daily.

Creations and Redemptions

The Fund issues and sells shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form as described in the Participant Agreement (as defined below), on any Business Day (as defined below).
Although Creation Units and redemption proceeds will normally be delivered as described below, Creation Units or redemption proceeds may be delayed under certain circumstances, namely: (1) for any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks; (2) for any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (3) for any period during which an emergency exists as a result of which (a) disposal of securities owned by the Fund is not reasonably practicable or (b) it is not reasonably practicable for the Fund to fairly determine the NAV of Shares of the Fund; (4) for any period during which the SEC has, by rule or regulation, deemed that (a) trading shall be restricted or (b) an emergency exists; (5) for any period that the SEC may by order permit for shareholder protection; or (6) for any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws. Any such suspension or postponement described above will be consistent with the Fund’s obligations under Section 22(e) of the Investment Company Act.
In its discretion, the Adviser reserves the right to increase or decrease the number of the Fund’s Shares that constitute a Creation Unit. The Board of Trustees reserves the right to declare a split or a consolidation in the number of shares outstanding of the Fund, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board of Trustees.
A “Business Day” with respect to the Fund is each day NYSE, the listing exchange, and the Trust are open, including any day that the Fund is required to be open under Section 22(e) of the Investment Company Act, which excludes weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Orders from large institutional investors who have entered into agreements with the Fund’s Distributor to create or redeem Creation Units will only be accepted on a Business Day.
The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than its regularly scheduled closing time. The Fund reserves the right to reprocess creation and redemption transactions that were initially processed at a NAV other than the Fund’s official closing NAV (as the same may be subsequently adjusted). The Fund reserves the right to recover amounts from (or distribute amounts to) Authorized Participants based on the official closing NAV. The Fund also reserves the right to advance the time by which creation and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Fund Deposit
The consideration for purchase of Creation Units generally consists of a basket of securities and instruments (“Deposit Securities”) and/or a deposit of a specified cash payment (the “Cash Component”). Together, the Deposit Securities and Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The portfolio of securities required may be different than the portfolio of securities the Fund will deliver upon redemption of Fund shares.
The function of the Cash Component is to compensate for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component would be an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.
State Street Bank and Trust Company (the “Transfer Agent”), through the NSCC, makes available on each Business Day, prior to the opening of business on the listing exchange (currently 9:30 a.m., Eastern time), the identity and the required number or amount of each Deposit Security and the amount of the Cash Component (or cash deposit) to be included in the current Fund Deposit (based on information at the end of the previous Business Day). Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Fund Deposit is made available.

Creations and Redemptions

Fund Deposit — Continued
The Fund reserves the right to accept a basket of securities and/or cash that differs from a basket of Deposit Securities and/or cash published or transacted on a Business Day, or to permit or require the substitution of an amount of cash (a “cash-in-lieu” amount) to be added to the Cash Component to replace any Deposit Security.

Procedures for Creating Creation Units
To be eligible to place orders with the Distributor and to create a Creation Unit of the Fund, an entity must be a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of Creation Units (a “Participant Agreement,” and such participants, an “Authorized Participant”). All shares of the Fund, however created, will be entered on the records of DTC in the name of its nominee for the account of a participant of DTC (“DTC Participant”).
Except as described below, and in all cases subject to the terms of the applicable Participant Agreement, all orders to create Creation Units of the Fund must be received by the Transfer Agent by the closing time of the regular trading session of the listing exchange (ordinarily 4:00 p.m., Eastern time). A “Custom Order” may be placed by an Authorized Participant in the event that the Fund accepts (or delivers, in the case of a redemption) a basket of securities and/or cash that differs from a basket of Deposit Securities and/or cash published or transacted on a Business Day. Custom Orders must be received by the Transfer Agent by 3:00 p.m. Eastern time or such earlier time as otherwise specified. The time by which an order must be submitted is referred to as the “order cutoff time.” On days when the exchange closes earlier than normal (such as the day before a holiday), the Fund require standard orders to create Creation Units to be placed by the earlier closing time and Custom Orders to create Creation Units must be received no later than one hour prior to the earlier closing time. Notwithstanding the foregoing, the Fund may, but is not required to, permit Custom Orders until 4:00 p.m., Eastern time, or until the market close (in the event an exchange closes early). The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant through the Transfer Agent’s electronic order system or by telephone or other transmission method acceptable to the Transfer Agent and approved by the Distributor pursuant to procedures set forth in the Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent, Distributor or an Authorized Participant.
All investor orders to create Creation Units shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, an Authorized Participant may request that an investor make certain representations or enter into agreements with respect to an order (to provide for payments of cash). Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of the Fund will have to be placed by the investor’s broker through an Authorized Participant. In such cases, there may be additional charges to such investor. A limited number of broker-dealers are expected to execute a Participant Agreement and only a small number of such Authorized Participants are expected to have international capabilities.
Creation Units may be created in advance of the receipt by the Fund of all or a portion of the Fund Deposit. In such cases, the Authorized Participant will remain liable for the full deposit of the missing portion(s) of the Fund Deposit and will be required to post collateral with the Fund consisting of cash at least equal to a percentage of the marked-to-market value of such missing portion(s) that is specified for the Fund. The Fund may use such collateral to buy the missing portion(s) of the Fund Deposit at any time and will subject such Authorized Participant to liability for any shortfall between the cost to the Fund of purchasing such securities and the value of such collateral. The Fund will have no liability for any such shortfall. The Fund will return any unused portion of the collateral to the Authorized Participant once the entire Fund Deposit has been properly received by the Transfer Agent and deposited into the Fund.
Those persons placing orders for Creation Units should ascertain any deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component. Orders for creation that are effected outside the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”) are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process.
Orders to create Creation Units of the Fund may be placed through the Clearing Process utilizing procedures applicable for domestic securities (see “—Placement of Creation Orders Using Clearing Process”) or outside the Clearing Process utilizing the procedures applicable to domestic securities (“Domestic Fund”) (see “—Placement of Creation Orders Outside Clearing Process—Domestic Fund”) or procedures applicable to foreign securities (“Foreign Fund”) (see “—Placement of Creation Orders Outside Clearing Process—Foreign Fund”).

Creations and Redemptions

Placement of Creation Orders Using Clearing Process
Fund Deposits created through the Clearing Process, if available, must be delivered through an Authorized Participant that has executed a Participant Agreement.
The Participant Agreement authorizes the Transfer Agent to transmit to NSCC on behalf of the Authorized Participant such trade instructions as are necessary to effect the Authorized Participant’s creation order. Pursuant to such trade instructions from the Transfer Agent to NSCC, the Authorized Participant agrees to transfer the requisite Deposit Securities (or contracts to purchase such Deposit Securities that are expected to be delivered in a “regular way” manner) and the Cash Component to the Fund by the second (2nd) Business Day, together with such additional information as may be required by the Transfer Agent and the Distributor. An order to create Creation Units of the Fund through the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the order cutoff time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. The delivery of Creation Units so created will occur no later than the second (2nd) Business Day following the day on which the creation order is deemed received by the Transfer Agent (“T+2”).

Placement of Creation Orders Outside Clearing Process — Domestic Fund
Fund Deposits must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Units of the Fund need not be a broker-dealer or other participant in the Clearing Process (“Participating Party”), but such orders must state that the creation of Creation Units will be effected through a transfer of securities and/or cash. The Fund Deposit transfer must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund and the delivery of the Cash Component (if applicable) directly to the Transfer Agent through the Federal Reserve wire system, in each case no later than 11:00 a.m., Eastern time, on the next Business Day immediately following the Transmittal Date.
All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Fund, whose determination shall be final and binding. An order to create Creation Units of the Fund is deemed received by the Transfer Agent, and approved by the Distributor on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the order cutoff time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Transfer Agent does not receive both the requisite Deposit Securities and the Cash Component in a timely fashion, such order will be cancelled. Upon written notice to the Transfer Agent, such cancelled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the current NAV of the Fund. The delivery of Creation Units so created will occur no later than the second (2nd) Business Day following the day on which the creation order is deemed received by the Transfer Agent and approved by the Distributor.
Additional transaction fees may be imposed in circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See “Creation Transaction Fee” section below.)

Placement of Creation Orders Outside Clearing Process — Foreign Fund
The Transfer Agent will inform the Distributor, the Adviser and the Custodian upon receipt of a Creation Order. The Custodian will then provide such information to the appropriate subcustodian. The Custodian will cause the subcustodian of the Fund to maintain an account into which the Deposit Securities (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount) will be delivered. Deposit Securities must be delivered to an account maintained at the applicable local custodian. The Fund must also receive, on or before the Settlement Date, immediately available or same day funds estimated by the Custodian to be sufficient to pay the Cash Component next determined after receipt in proper form of the purchase order, together with the creation transaction fee described below. The “Settlement Date” for the Fund is generally the second Business Day following the Transmittal Date.
Once the Distributor has accepted a creation order, the Transfer Agent will confirm the issuance of a Creation Unit of the Fund against receipt of payment, at such NAV as will have been calculated after receipt in proper form of such order. The Transfer Agent will then transmit a confirmation of acceptance of such order.
Creation Units will not be issued until the transfer of good title to the Fund of the Deposit Securities and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian, the Distributor and the Adviser will be notified of such delivery and the Transfer Agent will issue and cause the delivery of the Creation Units.

Creations and Redemptions

Acceptance of Creation Orders
The Fund and the Distributor reserve the right to reject or revoke acceptance of a creation order transmitted to it in respect to the Fund, if, including but not limited to, the following conditions are present: (i) the order is not in proper form in accordance with the procedures set forth in the Participant Agreement; (ii) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of such Fund; (iii) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (iv) in the event that circumstances outside the control of the Fund, the Transfer Agent, the Distributor or the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, facsimile and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Fund, the Adviser, the Distributor, DTC, Federal Reserve, the Transfer Agent or any other participant in the creation process, and other extraordinary events. The Distributor shall notify the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. None of the Fund, the Transfer Agent, the Distributor nor the Adviser are under any duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.
All questions as to the number of shares of Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered and the amount and form of the Cash Component, as applicable, shall be determined by the Fund, and the Fund’s determination shall be final and binding.

Creation Transaction Fee
A purchase transaction fee may be imposed for the transfer and other transaction costs associated with the issuance of Creation Units of shares. An Authorized Participant submitting a creation order may be assessed a variable charge on its order up to a maximum amount as indicated in the table below. The table below sets forth the standard and variable creation transaction fees for the Fund. However, the Custodian may increase the standard creation transaction fee for administration and settlement of Custom Orders requiring additional administrative processing by the Custodian. Fixed and variable transaction fees payable in connection with creations and redemptions are collectively referred to as “Transaction Fees.”
Fund	Standard Creation Transaction Fee*	Maximum Variable Charge for Creations**
Harbor Energy Transition Strategy ETF	$100 (cash transaction)	2.00%
*
Applicable to in-kind purchases only.
**
As a percentage of the net asset value per Creation Unit purchased, inclusive of the standard creation transaction fee (if imposed).
In the case of cash creations or where the Fund permits or requires a creator to substitute cash in lieu of depositing a portion of the Deposit Securities, the creator may be assessed a variable charge as set forth above to compensate the Fund for the costs associated with purchasing the applicable securities. (See “Fund Deposit” section above.) As a result, in order to seek to replicate the in-kind creation order process, the Fund expects to purchase, in the secondary market or otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons (“Market Purchases”). In such cases where the Fund makes Market Purchases, the Authorized Participant may be required to reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash in lieu amount (which amount, at the Adviser’s discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes (“Transaction Costs”). The Adviser may adjust the Transaction Fees to the extent the composition of the creation securities changes or cash in lieu is added to the Cash Component to protect existing shareholders. Creators of Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Fund. From time to time, all or a portion of the Fund’s Transaction Fees may be waived at the sole discretion of the Adviser, including in connection with an Authorized Participant’s investment of seed capital in the Fund or where an Authorized Participant is engaged in certain customized creation and redemption basket activity that is designed to benefit the Fund by facilitating investment in a tax efficient manner (i.e., to minimize the realization of capital gains). To the extent the Fund does not recoup the amount of Transaction Costs incurred in connection with a creation transaction, those Transaction Costs will be borne by the Fund and may negatively affect the Fund’s performance.

Redemption of Creation Units
Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form on a Business Day. The Fund will not redeem Shares in amounts less than Creation Units (except the Fund may redeem Shares in amounts less than a Creation Unit in the event such Fund is being liquidated). Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the

Creations and Redemptions

Redemption of Creation
Units — Continued
Fund. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Authorized Participants should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit. All redemptions are subject to the procedures contained in the applicable Participant Agreement.
With respect to the Fund, the Transfer Agent, through the NSCC, makes available prior to the opening of business on the listing exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity and number or amount of the Fund’s securities (“Fund Securities”) and/or an amount of cash that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. All orders are subject to acceptance by the Distributor. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units.
Unless cash-only redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit will generally consist of Fund Securities – as published on the Business Day of the request for a redemption order received in proper form – plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities, less the redemption transaction fee and variable fees described below. Notwithstanding the foregoing, the Fund reserves the right to deliver a basket of securities and/or cash that differs from a basket of Fund Securities and/or cash published or transacted on a Business Day, or to substitute an amount of cash (a “cash-in-lieu” amount) to be added to the cash component to replace any Fund Security. Where “cash-in-lieu” is used, the amount of cash paid out in such cases will be equivalent to the value of the instrument listed as a Fund Security. In the event that the Fund Securities have a value greater than the NAV of the Shares, a compensating cash payment equal to the difference is required to be made by an Authorized Participant.
Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws, and the Fund reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant, or a beneficial owner of shares for which it is acting, subject to a legal restriction with respect to a particular security included in the redemption of a Creation Unit may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the 1933 Act to a redeeming beneficial owner of shares that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act. The Authorized Participant may request the redeeming beneficial owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.
The right of redemption may be suspended or the date of payment postponed with respect to the Fund: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal by the Fund of securities it owns or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC.
If the Fund determines, based on information available to the Fund when a redemption request is submitted by an Authorized Participant, that (i) the short interest of the Fund in the marketplace is greater than or equal to 100% and (ii) the orders in the aggregate from all Authorized Participants redeeming Fund Shares on a Business Day represent 25% or more of the outstanding Shares of the Fund, such Authorized Participant will be required to verify to the Fund the accuracy of its representations that are deemed to have been made by submitting a request for redemption. If, after receiving notice of the verification requirement, the Authorized Participant does not verify the accuracy of its representations that are deemed to have been made by submitting a request for redemption in accordance with this requirement, its redemption request will be considered not to have been received in proper form.

Redemption Transaction Fee
A redemption transaction fee may be imposed to offset transfer and other transaction costs. An Authorized Participant submitting a redemption order may be assessed a variable charge on its order up to a maximum amount as indicated in the table below. The table below sets forth the standard and variable redemption transaction fees for the Fund. However, the Custodian may increase the standard redemption transaction fee for administration and settlement of Custom Orders requiring additional administrative processing by the Custodian.

Creations and Redemptions

Redemption Transaction
Fee — Continued
Fund	Redemption Transaction Fee*	Maximum Variable Charge For Redemptions**
Harbor Energy Transition Strategy ETF	$100 (cash transaction)	2.00%
*
Applicable to in-kind redemptions only.
**
As a percentage of the net asset value per Creation Unit redeemed, inclusive of the standard creation transaction fee (if imposed).
An additional variable charge for cash redemptions or partial cash redemptions (when cash redemptions are permitted or required for the Fund) may be imposed as set forth above to compensate the Fund for the costs associated with selling the applicable securities. As a result, in order to seek to replicate the in-kind redemption order process, the Fund expects to sell, in the secondary market, the portfolio securities or settle any financial instruments that may not be permitted to be re-registered in the name of the Participating Party as a result of an in-kind redemption order pursuant to local law or market convention, or for other reasons (“Market Sales”). In such cases where the Fund makes Market Sales, the Authorized Participant may be required to reimburse the Fund for Transaction Costs. The Adviser may adjust the Transaction Fees to the extent the composition of the redemption securities changes or cash-in-lieu is added to the cash component to protect ongoing shareholders. In no event will fees charged by the Fund in connection with a redemption exceed 2% of the value of each Creation Unit. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. From time to time, all or a portion of the Fund’s Transaction Fees may be waived at the sole discretion of the Adviser, including in connection with an Authorized Participant’s redemption of seed capital invested in the Fund or where an Authorized Participant is engaged in certain customized creation and redemption basket activity that is designed to benefit the Fund by facilitating investment in a tax efficient manner (i.e., to minimize the realization of capital gains). To the extent the Fund does not recoup the amount of Transaction Costs incurred in connection with a redemption from the redeeming shareholder because of the 2% cap or otherwise, those Transaction Costs will be borne by the Fund and may negatively affect the Fund’s performance.

Placement of Redemption Orders Using Clearing Process
Orders to redeem Creation Units of the Fund through the Clearing Process, if available, must be delivered through an Authorized Participant that has executed a Participant Agreement. An order to redeem Creation Units of the Fund using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the order cutoff time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Units of the Fund using the Clearing Process made in proper form but received by the Transfer Agent after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date. The requisite Fund Securities (or contracts to purchase such Fund Securities which are expected to be delivered in a “regular way” manner) and the applicable cash payment will be transferred by the second (2nd) Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process—Domestic Fund
Orders to redeem Creation Units of the Fund must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units of the Fund need not be a Participating Party, but such orders must state that redemption of Creation Units of the Fund will be effected through transfer of Creation Units of the Fund directly through DTC.
An order to redeem Creation Units of the Fund is deemed received by the Transfer Agent, and accepted by the Distributor on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the order cutoff time on such Transmittal Date; (ii) such order is preceded or accompanied by the requisite number of Shares of Creation Units specified in such order, which delivery must be made through DTC to the Transfer Agent no later than 11:00 a.m., Eastern time on such Settlement Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Redemption Orders Outside Clearing Process—Foreign Fund
Arrangements satisfactory to the Fund must be in place for the Participating Party to transfer the Creation Units through DTC on or before the Settlement Date. Redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Fund (whether or not it otherwise permits or requires cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.
In connection with taking delivery of Shares for Fund Securities upon redemption of Creation Units, a redeeming shareholder or entity acting on behalf of a redeeming shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any Fund Securities are customarily traded, to which account such Fund Securities will be delivered. If neither the redeeming shareholder nor the entity acting on behalf of a redeeming shareholder

Creations and Redemptions

Placement of Redemption
Orders Outside Clearing
Process—Foreign Fund — Continued
has appropriate arrangements to take delivery of Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdictions, the Fund may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.
Regular Foreign Holidays
The Fund generally intends to effect deliveries of Creation Units and portfolio securities on a basis of “T” plus two Business Days (i.e., days on which the national securities exchange is open) (“T+2”). The Fund may effect deliveries of Creation Units and portfolio securities on a basis other than T + 2 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Fund to effect in-kind creations and redemptions within two Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Fund from delivering securities within normal settlement periods. The securities delivery cycles currently practicable for transferring portfolio securities to redeeming Authorized Participants, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for the Fund, in certain circumstances. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. The timing of settlement may also be affected by the proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices. Because the portfolio securities of the Fund may trade on days that the Fund’s listing exchange is closed or on days that are not Business Days for the Fund, Authorized Participants may not be able to redeem their shares of the Fund, or to purchase and sell shares of the Fund on an exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.

Book Entry Only System
DTC acts as securities depositary for the Shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Certificates will not be issued for Shares.
DTC, a limited-purpose trust company, was created to hold securities of the DTC Participants and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.
Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Fund upon request and for a fee to be charged to the Fund a listing of the Shares holdings of each DTC Participant. The Fund shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Fund shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Fund shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Creations and Redemptions

Book Entry Only System —
Continued
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Fund has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may determine to discontinue providing its service with respect to the Shares at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Fund makes other arrangements with respect thereto satisfactory to an exchange.

Tax Information

The Fund is treated as a separate taxpayer for federal income tax purposes.
The Fund has elected or intends to elect to be treated, has qualified, and intends to continue to qualify each year as a regulated investment company under Subchapter M of the Code, which requires meeting certain requirements relating to its sources of income, diversification of its assets, and distribution of its income to shareholders. In order to qualify as a regulated investment company under Subchapter M of the Code, the Fund must, among other things, (i) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership (as defined in Section 851(h) of the Code) (the “90% income test”) and (ii) diversify its holdings so that at the end of each quarter of each taxable year: (a) at least 50% of the value of the Fund’s total assets is represented by (1) cash and cash items, U.S. government securities, securities of other regulated investment companies, and (2) other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund’s total assets is invested in (1) the securities (other than U.S. government securities and securities of other regulated investment companies) of any one issuer, (2) the securities (other than securities of other regulated investment companies) of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships. For purposes of the 90% income test, the character of income earned by certain entities in which the Fund invests that are not treated as corporations for U.S. federal income tax purposes (i.e., partnerships (other than qualified publicly traded partnerships) or trusts) will generally pass through to the Fund. Consequently, the Fund may be required to limit its equity investments in such entities that earn fee income, rental income or other non-qualifying income.
If the Fund qualifies as a regulated investment company and distributes to its shareholders each taxable year an amount equal to or exceeding the sum of (i) 90% of its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid and (ii) 90% of the excess of its gross tax-exempt interest, if any, over certain disallowed deductions, the Fund generally will not be subject to U.S. federal income tax on any income of the Fund, including “net capital gain” (the excess of net long-term capital gain over net short-term capital loss), distributed to shareholders. However, if the Fund meets such distribution requirements, but chooses to retain a portion of its investment company taxable income or net capital gain, it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained. The Fund intends to distribute at least annually all or substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain. If the Fund does not qualify as a regulated investment company, it will be treated as a U.S. corporation subject to U.S. federal income tax, thereby subjecting any income earned by the Fund to tax at the corporate level and to a further tax at the shareholder level when such income is distributed.
The Fund will be subject to a 4% nondeductible U.S. federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements.
Direct investments by a regulated investment company in commodity-related instruments generally do not, under published Internal Revenue Service (“IRS”) rulings, produce “qualifying income” for purposes of compliance with Subchapter M of the Code. However, income and gains derived by a regulated investment company from a wholly owned foreign subsidiary invested in commodity and financial futures and option contracts, forward contracts, swaps on commodities or commodities indices, commodity-linked notes and fixed income securities are generally considered to constitute qualifying income. The IRS has issued final regulations that generally treat the Fund’s income inclusion with respect to the Subsidiary as qualifying income if either (A) there is a distribution out of the earnings and profits of the Subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies.
A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiary will conduct its activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Code under which the Subsidiary may engage in trading in stocks or securities or certain commodities without being deemed to be engaged in a U.S. trade or business. However, if certain of the Subsidiary’s activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or

Tax Information

business, or be taxed as such. In general, a foreign corporation, such as the Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. There is presently no tax treaty in force between the U.S. and the Cayman Islands that would reduce this rate of withholding tax. It is not expected that the Subsidiary will derive income subject to such withholding tax. The Subsidiary will be treated as a controlled foreign corporation (“CFC”) and the Fund will be treated as a “U.S. shareholder” of the Subsidiary. As a result, the Fund will be required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s “subpart F income,” whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary’s income will be “subpart F income.” The Fund’s recognition of the Subsidiary’s “subpart F income” will increase the Fund’s tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund’s tax basis in the Subsidiary. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiary’s underlying income. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund, and such loss would not be carried forward to offset taxable income of the Fund or the Subsidiary in future periods.
The tax treatment of the Fund’s investment in the Subsidiary may be adversely affected by future legislation, Treasury regulations, court decisions and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. If the Fund failed to qualify as a regulated investment company, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would adversely affect the returns to, and could cause substantial losses for, Fund shareholders.
Certain dividends and distributions declared by the Fund as of a record date in October, November or December and paid by the Fund in January of the following year will be taxable to shareholders as if received on December 31 of the prior year. In addition, certain other distributions made after the close of a taxable year of the Fund may be “spilled back” and treated as paid by the Fund (except for the purposes of the 4% excise tax) during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made.
In general, assuming the distributing Fund has sufficient earnings and profits, dividends from investment company taxable income will be taxable either as ordinary income or, if so reported by the Fund and certain other requirements are met by the Fund and the shareholder, as “qualified dividend income,” which is taxable to individual shareholders at a maximum 15% or 20% U.S. federal income tax rate.
Dividend income distributed to individual shareholders will qualify for the maximum 15% or 20% U.S. federal income tax rate to the extent that such dividends are attributable to “qualified dividend income,” as that term is defined in Section 1(h)(11)(B) of the Code, from the Fund’s (or, if applicable, underlying fund’s) investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations, provided that certain holding period and other requirements are met by the Fund (and, if applicable, underlying fund) and the shareholders. A foreign corporation generally is treated as a qualified foreign corporation if it is incorporated in a possession of the U.S. or it is eligible for the benefits of certain income tax treaties with the U.S. A foreign corporation that does not meet such requirements will be treated as qualifying with respect to dividends paid by it if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the U.S. Dividends from passive foreign investment companies do not qualify for the maximum 15% or 20% U.S. federal income tax rate.
A dividend that is attributable to qualified dividend income of the Fund that is paid by the Fund to an individual shareholder will not be taxable as qualified dividend income to such shareholder if (1) the dividend is received with respect to any share of the Fund held for fewer than 61 days during the 121 day-period beginning on the date which is 60 days before the date on which such share became ex-dividend with respect to such dividend, (2) to the extent that the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) the shareholder elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest.
Distributions from net capital gain, if any, that are reported as capital gain dividends are taxable as long-term capital gains for U.S. federal income tax purposes without regard to the length of time the shareholder has held shares of the Fund. Capital gain dividends distributed by the Fund to individual shareholders generally will qualify for the maximum 15% or 20% U.S. federal income tax rate on long-term capital gains, subject to limited exceptions. A shareholder should also be aware that the

Tax Information

benefits of the favorable tax rate applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders. The maximum individual rate applicable to “qualified dividend income” and long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.
Distributions by the Fund in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in its shares and any such amount in excess of that basis will be treated as gain from the sale of shares, as discussed below. For U.S. federal income tax purposes, all dividends and distributions are taxable whether a shareholder receives them in cash or reinvests them in additional shares of the distributing Fund. The U.S. federal income tax status of all distributions will be reported to shareholders annually.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
 As a result of tax requirements, the Trust on behalf of the Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of such Fund and if, pursuant to section 351 of the Code, that Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.
Distributions from net investment income of the Fund may qualify in part for a dividends-received deduction for shareholders that are corporations. The dividends-received deduction is reduced to the extent that shares of the payor of the dividend or the Fund are treated as debt-financed under the Code and is eliminated if such shares are deemed to have been held for less than a minimum period, generally 46 days, extending before and after each dividend. Any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced for federal income tax purposes by reason of “extraordinary dividends” received with respect to the shares. To the extent such basis would be reduced below zero, current recognition of income may be required.
If the Fund acquires an equity interest in a passive foreign investment company (PFIC), it could become liable for U.S. federal income tax and additional interest charges upon the receipt of certain distributions from, or the disposition of its investment in, the PFIC, even if all such income or gain is timely distributed to its shareholders. In general, a foreign corporation is classified as a PFIC for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Because any credit or deduction for this tax could not be passed through to the Fund’s shareholders, the tax would in effect reduce the Fund’s economic return from its PFIC investment. Elections may generally be available to the Fund that would lessen the effect of these adverse tax consequences. However, such elections could also require the Fund to recognize income (which would have to be distributed to the Fund’s shareholders to avoid a tax on the Fund) without any distribution from the PFIC of cash corresponding to such income and could result in the treatment of capital gains as ordinary income.
The federal income tax rules applicable to certain investments or transactions within the Fund are unclear in certain respects, and the Fund will be required to account for these investments or transactions under tax rules in a manner that, under certain circumstances, may affect the amount, timing or character of its distributions to shareholders. The Fund will monitor these investments or transactions to seek to ensure that it continues to comply with the tax requirements necessary to maintain its status as a regulated investment company.
Due to certain adverse tax consequences, the Fund does not intend, absent a change in applicable law, to acquire residual interests in REMICs. If the Fund invests in certain REITs or in REMIC residual interests, a portion of the Fund’s income may be classified as “excess inclusion income.” A shareholder that is otherwise not subject to tax may be taxable on their share of any such excess inclusion income as “unrelated business taxable income.” In addition, tax may be imposed on the Fund on the portion of any excess inclusion income allocable to any shareholders that are classified as disqualified organizations.
The Fund’s transactions involving options, futures contracts, forward contracts, swaps, and short sales, including such transactions that may be treated as constructive sales of appreciated positions in the Fund’s portfolio and transactions that involve foreign exchange gain or loss, will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of securities, convert capital gain or loss into ordinary income

Tax Information

or loss or affect the treatment as short-term or long-term of certain capital gains and losses. These rules could therefore affect the amount, timing and character of distributions to shareholders and result in the recognition of income or gain without a corresponding receipt of cash. The Fund may, therefore, need to obtain cash from other sources in order to satisfy the applicable tax distribution requirements.
Shareholders subject to the information reporting requirements of the Code, including most non-corporate shareholders, must provide their social security or other taxpayer identification numbers and certain required certifications. Backup withholding may be required at a rate of up to 24% of reportable payments, including dividends and capital gains distributions, if correct numbers and certifications are not provided or if a shareholder is notified by the Internal Revenue Service (“IRS”) that they are subject to backup withholding for failure to report all taxable interest or dividend payments.
Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% (or lower applicable treaty) on amounts treated as ordinary dividends from the Fund (other than certain dividends derived from short-term capital gains and qualified U.S. source interest income of the Fund, provided that the Fund chooses to make a specific report relating to such dividends). However, depending on the circumstances, the Fund may report all, some or none of its potentially eligible dividends as eligible for this exemption, and a portion of the Fund’s distributions (i.e. interest and dividends from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding. The 15% or 20% maximum rate applicable to qualified dividend income is applicable only to investors that are U.S. persons. If an effective IRS Form W-8BEN or IRS Form W-8BEN-E, as applicable, is provided, a non-U.S. person may qualify for a lower treaty rate on amounts treated as ordinary dividends from the Fund. Further, unless an effective IRS Form W-8BEN, IRS Form W-8BEN-E or other authorized withholding certificate is on file, backup withholding is withheld on certain other payments from the Fund. The Fund does not expect to be a “U.S. real property holding corporation” as defined in Section 897(c)(2) of the Code and, therefore, does not expect to be subject to look-through rules for gains from the sale or exchange of U.S. real property interests. If the Fund were a U.S. real property holding corporation, certain distributions by the Fund to non-U.S. shareholders would be subject to U.S. federal withholding tax at a rate of up to 21% and non-U.S. shareholders owning more than 5% of the Fund within one year of certain distribution would be required to file a U.S. federal income tax return to report such gains. Also, non-U.S. shareholders may be subject to U.S. estate tax with respect to their Fund shares. Shareholders should consult their own tax advisers on these matters.
U.S. tax withholding (at a 30% rate or lower applicable treaty rate) is required on payments of dividends made to certain non-U.S. entities that fail to comply with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to enable a determination of whether withholding is required.
For taxable years before 2026, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes ordinary REIT dividends and income derived from MLP investments. Final regulations permit the Fund to pass through to non-corporate shareholders the character of ordinary REIT dividends so as to allow such shareholders to claim this deduction. There currently is no mechanism for the Fund that invests in MLPs to similarly pass through to non-corporate shareholders the character of income derived from MLP investments. The likelihood and timing of any legislation or other guidance that would enable the Fund to pass through to non-corporate shareholders the ability to claim this deduction with respect to income derived from MLP investments is uncertain.
Certain distributions reported by the Fund as Section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Code Section 163(j). Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that the Fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the Fund’s business interest income over the sum of the Fund’s (i) business interest expense and (ii) other deductions properly allocable to the Fund’s business interest income.
In general, provided that the Fund qualifies as a regulated investment company under the Code, such Fund will be exempt from Delaware corporation income tax.

Tax Information

At the time of an investor’s purchase of the Fund’s shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund’s portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions by the Fund with respect to these shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares and the distributions economically represent a return of a portion of the investment.
Sales are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in the Fund’s shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. In general, if Fund shares are sold, the shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder’s adjusted basis in the shares sold. Any loss realized by a shareholder upon the sale or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. All or a portion of any loss realized on a sale or other disposition of shares may be disallowed under tax rules relating to wash sales to the extent of other investments in such Fund (including pursuant to the reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares.
Under Treasury regulations, if a shareholder recognizes a loss with respect to fund shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or a greater amount over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of regulated investment companies are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
The Fund may be subject to foreign withholding or other foreign taxes on its income from foreign securities (possibly including, in some cases, capital gains) which would, if imposed, reduce the yield on or return from those investments. The Fund may be eligible to elect to pass certain of such taxes as related foreign tax credits or deductions through to shareholders and if eligible may or may not choose to make such election. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) its pro rata share of the foreign taxes paid by the applicable Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. The availability of such credits or deductions is subject to certain requirements, restrictions and limitations under the Code. For taxable years beginning before 2026, miscellaneous itemized deductions generally are not deductible. Other funds may also be subject to foreign taxes with respect to their foreign investments. Such funds may make this election, provided that at least 50% of the Fund’s total assets are invested in other regulated investment companies at the end of each quarter of the tax year. Certain foreign exchange gains and losses realized by the Fund may be treated as ordinary income and losses.
The foregoing discussion relates solely to U.S. federal income tax law for shareholders who are U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) and who are subject to tax under such law. Except as otherwise provided, this discussion does not address special tax rules that may be applicable to certain classes of investors, such as tax-exempt or tax-deferred plans, accounts or entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the sale of shares of the Fund may also be subject to state, local or foreign taxes. In some states, a state and/or local tax exemption may be available to the extent distributions of the Fund are attributable to the interest it receives on (or in the case of intangible property taxes, the value of its assets is attributable to) direct obligations of the U.S. government, provided that in some states certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. A Fund will not seek to satisfy any threshold or reporting requirement that may apply in particular taxing jurisdictions. Shareholders should consult their own tax advisers as to the federal, state, local or foreign tax consequences of ownership of shares of the Fund in their particular circumstances.
Changes in applicable tax authority could materially affect the conclusions discussed above and could adversely affect the Fund, and such changes often occur.

Organization and Capitalization

General
Harbor ETF Trust is an open-end investment company established as a Delaware statutory trust on April 13, 2021. Each share represents an equal proportionate interest in the Fund to which it relates with each other share in that Fund. Shares entitle their holders to one vote per share or one vote per dollar of NAV, as determined by the Trustees with respect to a matter submitted to Shareholders. Shares have noncumulative voting rights, do not have preemptive or subscription rights and are transferable. Pursuant to the Investment Company Act, shareholders of the Fund are required to approve the adoption of any investment advisory agreement relating to the Fund and of any changes in fundamental investment restrictions or policies of the Fund. Pursuant to an exemptive order granted by the SEC, shareholders are not required to vote to approve a new or amended subadvisory agreement for subadvisers unaffiliated with the Adviser. Shares of the Fund will be voted with respect to that Fund only, except for the election of Trustees and the ratification of independent accountants. The Trustees are empowered, without shareholder approval, by the Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) and By-Laws to create additional series of shares and to classify and reclassify any new or existing series of shares into one or more classes. In addition, the Board of Trustees may determine to close, merge, liquidate or reorganize the Fund at any time in accordance with the Declaration of Trust and governing law.
Unless otherwise required by the Investment Company Act or the Declaration of Trust, Harbor has no intention of holding annual meetings of shareholders. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares, and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.
The prospectus and this Statement of Additional Information do not purport to create any contractual obligations between Harbor ETF Trust or any Fund and its shareholders. Rather, shareholders’ rights under the prospectuses and Statement of Additional Information are based on federal and, as applicable, state securities laws. Further, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Fund, including contracts with the Adviser and other service providers.

Shareholder and Trustee Liability
Harbor ETF Trust is organized as a Delaware statutory trust, and, under Delaware law, the shareholders of such a trust are not generally subject to liability for the debts or obligations of the trust. Similarly, Delaware law provides that no Fund will be liable for the debts or obligations of any other Fund. However, no similar statutory or other authority limiting statutory trust shareholder liability exists in many other states. As a result, to the extent that a Delaware statutory trust or a shareholder is subject to the jurisdiction of courts in such other states, the courts may not apply Delaware law and may thereby subject the Delaware statutory trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Adviser. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by the Adviser or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for any loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust also provides that the Adviser shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Adviser and satisfy any judgment thereon. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is remote.
The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Custodian AND TRANSFER AGENT

State Street Bank and Trust Company
State Street Bank and Trust Company (“State Street”) has been retained to act as custodian of the Fund’s assets as well as those of its subsidiary, Harbor Cayman Energy Transition Ltd. and, in that capacity, maintains certain financial and accounting records of the Fund. State Street has also been retained as the Fund’s transfer agent and dividend disbursing agent. State Street’s mailing address is State Street Financial Center, 1 Lincoln Street, Boston, MA 02111-2900.

Independent Registered Public Accounting Firm and Financial Statements

Ernst & Young LLP
Ernst & Young LLP, 155 North Wacker Drive, Chicago, IL 60606, serves as the Fund’s independent registered public accounting firm, providing audit and tax services. No audited financial statements exist for the Fund, which had not commenced operations as of the date of this Statement of Additional Information.

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111 South Wacker Drive, 34th Floor
Chicago, Illinois 60606-4302
800-422-1050
harborcapital.com
ETF.SAI.RENW.0522

HARBOR ETF TRUST
PART C. OTHER INFORMATION
Item 28.	Exhibits
a.	(1)	Amended and Restated Agreement and Declaration of Trust dated January 26, 2022, filed with Post-Effective Amendment No. 10 on February 22, 2022
	(2)	Certificate of Trust of Registrant dated April 13, 2021 – filed with Pre-Effective Amendment No. 2 on September 10, 2021
	(3)	Schedule A to Amended and Restated Agreement and Declaration of Trust dated March 15, 2022 – filed with Post-Effective Amendment No. 14 on May 18, 2022
b.		By-Laws dated April 13, 2021, filed with initial Registration Statement on May 6, 2021
c.
Article VI of the Amended and Restated Agreement and Declaration of Trust dated January 26, 2022, filed with Post-Effective Amendment No. 5 on January 31, 2022, and Article III of the By-Laws dated April 13,
2021, filed with Pre-Effective Amendment No. 1 on July 8, 2021

d.	(1)
Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor
Scientific Alpha High-Yield ETF, Harbor Scientific Alpha Income ETF – dated September 16, 2021, filed with Pre-Effective Amendment No. 1 on July 8, 2021

	(2)
Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor
Disruptive Innovation ETF – dated December 1, 2021 – filed with Pre-Effective Amendment No. 2 on
September 10, 2021

	(3)
Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and BlueCove Limited –
Harbor Scientific Alpha High-Yield ETF, Harbor Scientific Alpha Income ETF – filed with Pre-Effective
Amendment No. 2 on September 10, 2021

	(4)
Non-Discretionary Model Portfolio Provider Agreement between the Registrant, Harbor Capital Advisors,
Inc. and 4BIO Partners, LLP – Harbor Disruptive Innovation ETF – dated December 1, 2021 – filed with
Pre-Effective Amendment No. 2 on September 10, 2021

	(5)
Non-Discretionary Model Portfolio Provider Agreement between the Registrant, Harbor Capital Advisors,
Inc. and NZS Capital, LLC – Harbor Disruptive Innovation ETF – dated December 1, 2021 – filed with
Pre-Effective Amendment No. 2 on September 10, 2021

	(6)
Non-Discretionary Model Portfolio Provider Agreement between the Registrant, Harbor Capital Advisors,
Inc. and Sands Capital Management, LLC – Harbor Disruptive Innovation ETF – dated December 1, 2021
– filed with Pre-Effective Amendment No. 2 on September 10, 2021

	(7)
Non-Discretionary Model Portfolio Provider Agreement between the Registrant, Harbor Capital Advisors,
Inc. and Tekne Capital Management, LLC – Harbor Disruptive Innovation ETF – dated December 1, 2021
– filed with Pre-Effective Amendment No. 2 on September 10, 2021

	(8)
Non-Discretionary Model Portfolio Provider Agreement between the Registrant, Harbor Capital Advisors,
Inc. and Westfield Capital Management Company, L.P. – Harbor Disruptive Innovation ETF – dated
December 1, 2021 – filed with Pre-Effective Amendment No. 2 on September 10, 2021

	(9)
Contractual Expense Limitation between the Registrant on behalf of Harbor Disruptive Innovation ETF and
Harbor Capital Advisors, Inc., dated December 1, 2021 – filed with Pre-Effective Amendment No. 2 on
September 10, 2021

	(10)
Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor
Long-Term Growers ETF – dated February 2, 2022 – filed with Post-Effective Amendment No. 6 on
January 31, 2022

	(11)
Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Jennison Associates LLC
– Harbor Long-Term Growers ETF – dated February 2, 2022 – filed with N-14 Registration Statement on
March 11, 2022

	(12)
Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor
All-Weather Inflation Focus ETF – dated February 9, 2022 – filed with Post-Effective Amendment No. 8 on February 8, 2022

	(13)
Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Quantix Commodities
LP – Harbor All-Weather Inflation Focus ETF – dated February 9, 2022 – filed with Post-Effective
Amendment No. 8 on February 8, 2022

	(14)
Investment Advisory Agreement between the Subsidiary and Harbor Capital Advisors, Inc. – Harbor
Cayman Inflation Focus Ltd – dated February 9, 2022 – filed with Post-Effective Amendment No. 8 on
February 8, 2022

(15)
Subadvisory Agreement between the Subsidiary, Harbor Capital Advisors, Inc. and Quantix Commodities
LP – Harbor Cayman Inflation Focus Ltd. – dated February 9, 2022 – filed with Post-Effective Amendment
No. 8 on February 8, 2022

(16)
Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor
Corporate Culture Leaders ETF – dated February 23, 2022 – filed with Post-Effective Amendment No. 10 on February 22, 2022

(17)
Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor
Dividend Growth Leaders ETF – dated May 23, 2022 – filed with Post-Effective Amendment No. 13 on
April 13, 2022

(18)
Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Westfield Capital
Management Company, L.P. – Harbor Dividend Growth Leaders ETF – dated May 23, 2022 – filed with
Post-Effective Amendment No. 13 on April 13, 2022

	(19)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor Energy Transition Strategy ETF – filed herewith
	(20)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Quantix Commodities LP – Harbor Energy Transition ETF – filed herewith
	(21)	Investment Advisory Agreement between the Subsidiary and Harbor Capital Advisors, Inc. – Harbor Cayman Energy Transition Ltd. – filed herewith
	(22)	Subadvisory Agreement between the Subsidiary, Harbor Capital Advisors, Inc. and Quantix Commodities LP – Harbor Cayman Energy Transition Ltd. – filed herewith
	(23)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor International Compounders ETF – to be filed by amendment
	(24)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and C WorldWide Asset Management Fondsmaeglerselskab A/S – Harbor International Compounders ETF – to be filed by amendment
e.	(1)	Distribution Agreement between Registrant and Foreside Fund Services, LLC, filed with Pre-Effective Amendment No. 1 on July 8, 2021
	(2)	Distribution Agreement Novation between Registrant and Foreside Fund Services, LLC – filed with Pre-Effective Amendment No. 2 on September 10, 2021
	(3)	Amended Schedule to Distribution Agreement between Registrant and Foreside Fund Services, LLC – dated May 23, 2022 – filed herewith
f.		None
g.	(1)	Custodian Agreement between the Registrant and State Street Bank and Trust Company – filed with Pre-Effective Amendment No. 2 on September 10, 2021
	(2)	Amended Appendix A to Custodian Agreement between the Registrant and State Street Bank and Trust Company – dated May 23, 2022 – filed herewith
h.	(1)	Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company – filed with Pre-Effective Amendment No. 2 on September 10, 2021
	(2)	Amended Schedule to Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company – dated May 23, 2022 – filed herewith
	(3)	Form of Authorized Participant Agreement – filed with Pre-Effective Amendment No. 2 on September 10, 2021
	(4)	Sublicense Agreement between Harbor Capital Advisors, Inc. and Harbor ETF Trust – filed with Post-Effective Amendment No. 10 on February 22, 2022
i.		Legal Opinion of General Counsel – filed herewith
j.		Not applicable
k.		None
l.		Subscription Letter Related to Initial Capital provided by Harbor Capital Advisors, Inc. – filed with Pre-Effective Amendment No. 2 on September 10, 2021
m.		Distribution Plan adopted May 17, 2021, filed with Pre-Effective Amendment No. 1 on July 8, 2021
n.		Not applicable
o.		Powers of Attorney dated February 22, 2022, filed with N-14 Registration Statement on March 11, 2022
p.	(1)	Harbor Capital Advisors, Inc. Code of Ethics and Standards of Conduct dated September 1, 2021, filed Post-Effective Amendment No. 11 on February. 23, 2022
	(2)	Harbor ETF Trust Code of Ethics and Standards of Conduct dated September 1, 2021 – filed with Pre-Effective Amendment No. 2 on September 10, 2021
	(3)	BlueCove Limited Code of Ethics dated October 27, 2021 – filed with Post-Effect Amendment No. 11 on February 23, 2022
	(4)	4BIO Partners LLP Code of Ethics – filed with Pre-Effective Amendment No. 2 on September 10, 2021

(5)	Jennison Associates LLC Code of Ethics – filed with Post-Effective Amendment No. 6 on January 31, 2022
(5)	NZS Capital, LLC Code of Ethics – filed with Pre-Effective Amendment No. 2 on September 10, 2021
(6)	Quantix Commodities LP Code of Ethics – filed with Post-Effective Amendment No. 8 on February 8, 2022
(7)	Sands Capital Management, LLC Code of Ethics – filed with Pre-Effective Amendment No. 2 on September 10, 2021
(8)	Tekne Capital Management, LLC Code of Ethics – filed with Pre-Effective Amendment No. 2 on September 10, 2021
(9)	Westfield Capital Management Company, L.P. Code of Ethics – filed with Post-Effect Amendment No. 11 on February 23, 2022
(10)	C WorldWide Asset Management Fondsmaeglerselskab A/S Code of Ethics – to be filed by amendment

Item 29. Persons Controlled by or Under Common Control with Registrant
None
Item 30. Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
Item 31. Business or Other Connections of Investment Adviser
The business of Harbor Capital Advisors, Inc. is summarized under “The Adviser” section in the Prospectuses constituting Part A of this Registration Statement, which summaries are incorporated herein by reference.
The business or other connections of each director and officer of Harbor Capital Advisors, Inc. is currently listed in the investment adviser registration on Form ADV for Harbor Capital Advisors, Inc. (File No. 801-60367), and is hereby incorporated herein by reference thereto.
For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of the Subadviser, reference is made to the Form ADV, as amended, filed under the Investment Advisers Act of 1940, which is incorporated herein by reference. The file number for the Subadviser is listed below.
File Number	Subadviser
801-121342	4BIO Partners LLP
801-121056	BlueCove Limited
801-5608	Jennison Associates LLC
801-119089	NZS Capital, LLC
801-123068	Quantix Commodities LP
801-64820	Sands Capital Management, LLC
801-76834	Tekne Capital Management, LLC
801-69413	Westfield Capital Management Company, L.P.
028-16306	C WorldWide Asset Management Fondsmaeglerselskab A/S
Item 32. Principal Underwriter
1.
Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:
1.
ABS Long/Short Strategies Fund
2.
Absolute Shares Trust
3.
Adaptive Core ETF, Series of Collaborative Investment Series Trust
4.
AdvisorShares Trust
5.
AFA Multi-Manager Credit Fund
6.
AGF Investments Trust
7.
AIM ETF Products Trust

8.
Alexis Practical Tactical ETF, Series of Listed Funds Trust
9.
Alpha Intelligent – Large Cap Growth ETF, Series of Listed Funds Trust
10.
Alpha Intelligent – Large Cap Value ETF, Series of Listed Funds Trust
11.
AlphaCentric Prime Meridian Income Fund
12.
American Century ETF Trust
13.
American Customer Satisfaction ETF, Series of ETF Series Solutions
14.
Amplify ETF Trust
15.
Applied Finance Core Fund, Series of World Funds Trust
16.
Applied Finance Explorer Fund, Series of World Funds Trust
17.
Applied Finance Select Fund, Series of World Funds Trust
18.
ARK ETF Trust
19.
ASYMmetric ETFs Trust
20.
Bluestone Community Development Fund
21.
BondBloxx ETF Trust
22.
Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
23.
Bridgeway Funds, Inc.
24.
Brinker Capital Destinations Trust
25.
Brookfield Real Assets Income Fund Inc.
26.
Build Funds Trust
27.
Calamos Convertible and High Income Fund
28.
Calamos Convertible Opportunities and Income Fund
29.
Calamos Dynamic Convertible and Income Fund
30.
Calamos Global Dynamic Income Fund
31.
Calamos Global Total Return Fund
32.
Calamos Strategic Total Return Fund
33.
Carlyle Tactical Private Credit Fund
34.
Cboe Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
35.
Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
36.
Cboe Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
37.
Cboe Vest US Large Cap 10% Buffer VI Fund, Series of World Funds Trust
38.
Cboe Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
39.
Cboe Vest US Large Cap 20% Buffer VI Fund, Series of World Funds Trust
40.
Center Coast Brookfield MLP & Energy Infrastructure Fund
41.
Changebridge Capital Long/Short ETF, Series of Listed Funds Trust

42.
Changebridge Capital Sustainable Equity ETF, Series of Listed Funds Trust
43.
Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust
44.
Clifford Capital International Value Fund, Series of World Funds Trust
45.
Clifford Capital Partners Fund, Series of World Funds Trust
46.
Cliffwater Corporate Lending Fund
47.
Cliffwater Enhanced Lending Fund
48.
Cohen & Steers Infrastructure Fund, Inc.
49.
Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
50.
CornerCap Group of Funds
51.
CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
52.
Curasset Capital Management Core Bond Fund, Series of World Funds Trust
53.
Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
54.
Davis Fundamental ETF Trust
55.
Defiance Digital Revolution ETF, Series of ETF Series Solutions
56.
Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions
57.
Defiance Nasdaq Junior Biotechnology ETF, Series of ETF Series Solutions
58.
Defiance Next Gen Altered Experience ETF, Series of ETF Series Solutions
59.
Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions
60.
Defiance Next Gen H2 ETF, Series of ETF Series Solutions
61.
Defiance Next Gen SPAC Derived ETF, Series of ETF Series Solutions
62.
Defiance Quantum ETF, Series of ETF Series Solutions
63.
Direxion Shares ETF Trust
64.
Dividend Performers ETF, Series of Listed Funds Trust
65.
Dodge & Cox Funds
66.
DoubleLine ETF Trust
67.
DoubleLine Opportunistic Credit Fund
68.
DoubleLine Yield Opportunities Fund
69.
Eaton Vance NextShares Trust
70.
Eaton Vance NextShares Trust II
71.
EIP Investment Trust
72.
Ellington Income Opportunities Fund
73.
Esoterica Thematic ETF Trust
74.
ETF Opportunities Trust
75.
Evanston Alternative Opportunities Fund

76.
Exchange Listed Funds Trust
77.
Fiera Capital Series Trust
78.
FlexShares Trust
79.
FOMO ETF, Series of Collaborative Investment Series Trust
80.
Forum Funds
81.
Forum Funds II
82.
Friess Brandywine Blue Fund, Series of Managed Portfolio Series
83.
Friess Brandywine Fund, Series of Managed Portfolio Series
84.
Friess Small Cap Growth Fund, Series of Managed Portfolio Series
85.
Goose Hollow Tactical Allocation ETF, Series of Collaborative Investment Series Trust
86.
Grayscale Future of Finance ETF, Series of ETF Series Solutions
87.
Grizzle Growth ETF, Series of Listed Funds Trust
88.
Guinness Atkinson Funds
89.
Harbor ETF Trust
90.
Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
91.
IDX Funds
92.
Infusive US Trust
93.
Innovator ETFs Trust
94.
Ironwood Institutional Multi-Strategy Fund LLC
95.
Ironwood Multi-Strategy Fund LLC
96.
John Hancock Exchange-Traded Fund Trust
97.
Kelly Strategic ETF Trust
98.
LifeGoal Conservative Wealth Builder ETF, Series of Northern Lights Fund Trust II
99.
LifeGoal Home Down Payment ETF, Series of Northern Lights Fund Trust II
100.
LifeGoal Wealth Builder ETF, Series of Northern Lights Fund Trust II
101.
Mairs & Power Balanced Fund, Series of Trust for Professional Managers
102.
Mairs & Power Growth Fund, Series of Trust for Professional Managers
103.
Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
104.
Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
105.
Manor Investment Funds
106.
Merk Stagflation ETF, Series of Listed Funds Trust
107.
Milliman Variable Insurance Trust
108.
Mindful Conservative ETF, Series of Collaborative Investment Series Trust
109.
Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV

110.
Mohr Growth ETF, Series of Collaborative Investment Series Trust
111.
Morgan Creek - Exos Active SPAC Arbitrage ETF, Series of Listed Funds Trust
112.
Morgan Creek - Exos SPAC Originated ETF, Series of Listed Funds Trust
113.
Morningstar Funds Trust
114.
OSI ETF Trust
115.
OTG Latin American Fund, Series of World Funds Trust
116.
Overlay Shares Core Bond ETF, Series of Listed Funds Trust
117.
Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
118.
Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
119.
Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
120.
Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
121.
Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
122.
Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
123.
Palmer Square Opportunistic Income Fund
124.
Partners Group Private Income Opportunities, LLC
125.
PENN Capital Funds Trust
126.
Performance Trust Mutual Funds, Series of Trust for Professional Managers
127.
Perkins Discovery Fund, Series of World Funds Trust
128.
Philotimo Focused Growth and Income Fund, Series of World Funds Trust
129.
Plan Investment Fund, Inc.
130.
PMC Funds, Series of Trust for Professional Managers
131.
Point Bridge GOP Stock Tracker ETF, Series of ETF Series Solutions
132.
Preferred-Plus ETF, Series of Listed Funds Trust
133.
Putnam ETF Trust
134.
Quaker Investment Trust
135.
Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
136.
Rareview Inflation/Deflation ETF, Series of Collaborative Investment Series Trust
137.
Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
138.
Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
139.
REMS Real Estate Value-Opportunity Fund, Series of World Funds Trust
140.
Renaissance Capital Greenwich Funds
141.
Revere Sector Opportunity ETF, Series of Collaborative Investment Series Trust
142.
Reverse Cap Weighted U.S. Large Cap ETF, Series of ETF Series Solutions
143.
Reynolds Funds, Inc.

144.
RiverNorth Patriot ETF, Series of Listed Funds Trust (f/k/a RiverNorth Volition America Patriot ETF)
145.
RMB Investors Trust
146.
Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
147.
Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
148.
Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
149.
Roundhill BITKRAFT Esports & Digital Entertainment ETF, Series of Listed Funds Trust
150.
Roundhill Cannabis ETF, Series of Listed Funds Trust
151.
Roundhill IO Digital Infrastructure ETF, Series of Listed Funds Trust
152.
Roundhill MEME ETF, Series of Listed Funds Trust
153.
Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
154.
Rule One Fund, Series of World Funds Trust
155.
Salient MF Trust
156.
Securian AM Balanced Stabilization Fund, Series of Investment Managers Series Trust
157.
Securian AM Equity Stabilization Fund, Series of Investment Managers Series Trust
158.
Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
159.
SHP ETF Trust
160.
Six Circles Trust
161.
Sound Shore Fund, Inc.
162.
Sparrow Funds
163.
Spear Alpha ETF, Series of Listed Funds Trust
164.
STF Tactical Growth & Income ETF, Series of Listed Funds Trust
165.
STF Tactical Growth ETF, Series of Listed Funds Trust
166.
Strategy Shares
167.
Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
168.
Syntax ETF Trust
169.
Teucrium Agricultural Strategy No K-1 ETF, Series of Listed Funds Trust
170.
The B.A.D. ETF, Series of Listed Funds Trust
171.
The Chartwell Funds
172.
The Community Development Fund
173.
The De-SPAC ETF, Series of Collaborative Investment Series Trust
174.
The Finite Solar Finance Fund
175.
The NextGen Trend and Defend ETF, Series of Collaborative Investment Series Trust
176.
The Private Shares Fund (f/k/a SharesPost 100 Fund)
177.
The Short De-SPAC ETF, Series of Collaborative Investment Series Trust

178.
The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
179.
Third Avenue Trust
180.
Third Avenue Variable Series Trust
181.
Tidal ETF Trust
182.
TIFF Investment Program
183.
Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
184.
Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
185.
Timothy Plan International ETF, Series of The Timothy Plan
186.
Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
187.
Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
188.
Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
189.
Total Fund Solution
190.
TrueShares ESG Active Opportunities ETF, Series of Listed Funds Trust
191.
TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust
192.
TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
193.
TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
194.
TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
195.
TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
196.
TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
197.
TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
198.
TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust
199.
TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
200.
TrueShares Structured Outcome (May) ETF, Listed Funds Trust
201.
TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
202.
TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
203.
TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
204.
TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust
205.
Tuttle Capital Short Innovation ETF, Series of Collaborative Investment Series Trust
206.
U.S. Global Investors Funds
207.
Union Street Partners Value Fund, Series of World Funds Trust
208.
Variant Alternative Income Fund
209.
Variant Impact Fund
210.
VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
211.
VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II

212.
VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II
213.
VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
214.
VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
215.
VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
216.
VictoryShares Protect America ETF, Series of Victory Portfolios II
217.
VictoryShares Top Veteran Employers ETF, Series of Victory Portfolios II
218.
VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
219.
VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
220.
VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
221.
VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
222.
VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
223.
VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
224.
VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
225.
VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
226.
VictoryShares USAA Core Intermediate-Term Bond ETF, Series of Victory Portfolios II
227.
VictoryShares USAA Core Short-Term Bond ETF, Series of Victory Portfolios II
228.
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
229.
VictoryShares USAA MSCI International Value Momentum ETF, Series of Victory Portfolios II
230.
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF, Series of Victory Portfolios II
231.
VictoryShares USAA MSCI USA Value Momentum ETF, Series of Victory Portfolios II
232.
Walthausen Funds
233.
West Loop Realty Fund, Series of Investment Managers Series Trust
234.
WisdomTree Trust
235.
WST Investment Trust
236.
XAI Octagon Floating Rate & Alternative Income Term Trust
(b)
The following table sets forth information concerning each director and officer of the Registrant’s principal underwriter, Foreside Fund Services, LLC. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.
Name	Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Richard J. Berthy	Three Canal Plaza Suite 100 Portland, Maine 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza Suite 100 Portland, Maine 04101	Vice President	None
Teresa Cowan	111 E. Kilbourn Avenue Suite 2200 Milwaukee, Wisconsin 53202	Vice President	None

Name	Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Jennifer K. DiValerio	899 Cassatt Road 400 Berwyn Park, Suite 110 Berwyn, Pennsylvania 19312	Vice President	None
Nanette K. Chern	Three Canal Plaza Suite 100 Portland, Maine 04101	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza Suite 100 Portland, Maine 04101	Secretary	None
(c)
Not applicable
Item 33. Location of Accounts and Records
The books, accounts, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the Registrant and Harbor Capital Advisors, Inc., which are located at 111 South Wacker Drive, 34th Floor, Chicago, IL 60606. Records also are maintained by the Funds’ Subadvisers at their respective locations identified in this Registration Statement.
Records relating to the duties of the Registrant’s custodian and transfer agent are maintained by State Street Bank and Trust Company, 1 Lincoln Street, Boston, Massachusetts 02111.
Item 34. Management Services
None
Item 35. Undertakings
None

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois, on June 10, 2022.
Harbor ETF Trust
By: /s/ Charles F. McCain

Charles F. McCain
President and Trustee
Pursuant to the requirements of the Securities Act, this filing has been signed below by the following persons in the capacities and on the dates indicated.
Signatures	Title	Date
/s/ Charles F. McCain Charles F. McCain	President and Trustee (Principal Executive Officer)	June 10, 2022
/s/ Anmarie S. Kolinski Anmarie S. Kolinski	Treasurer (Principal Financial and Accounting Officer)	June 10, 2022
/s/ Scott M. Amero* Scott M. Amero	Trustee	June 10, 2022
/s/ Donna J. Dean* Donna J. Dean	Trustee	June 10, 2022
/s/ Randall A. Hack* Randall A. Hack	Trustee	June 10, 2022
/s/ Robert Kasdin* Robert Kasdin	Trustee	June 10, 2022
/s/ Kathryn L. Quirk* Kathryn L. Quirk	Trustee	June 10, 2022
/s/ Douglas J. Skinner* Douglas J. Skinner	Trustee	June 10, 2022
/s/ Ann M. Spruill* Ann M. Spruill	Trustee	June 10, 2022
By* /s/ Charles F. McCain

 Charles F. McCain
 As Attorney-in-Fact
 Dated: June 10, 2022
* Pursuant to Powers of Attorney dated February 22, 2022 filed with N-14 Registration Statement on March 10, 2022.